As filed with the Securities and Exchange Commission on March 11, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  December 31, 2013

Item 1. Reports to Stockholders.

Underlying Funds Trust

ANNUAL REPORT

December 31, 2013

Underlying Funds Trust Event Driven Growth of $10,000 - December 31, 2013

+ Annualized.
^  Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006. Since inception data for the HFRI FOF:
Conservative Index is as of 4/30/2006.
#  Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in the index.

Underlying Funds Trust Long/Short Equity Growth of $10,000 - December 31, 2013

+ Annualized.
^  Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006. Since inception data for the HFRI FOF:
Conservative Index is as of 4/30/2006.
#  Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in the index.

Underlying Funds Trust Market Neutral Growth of $10,000 - December 31, 2013

+ Annualized.
^  Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006. Since inception data for the HFRI FOF:
Conservative Index is as of 4/30/2006.
#  Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in the index.

Underlying Funds Trust Relative Value - Long/Short Debt Growth of $10,000 - December 31, 2013

+ Annualized.
^  Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2007. Since inception data for the HFRI FOF:
    Conservative Index is as of 4/30/2007.
#  Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2007 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in the index.

Underlying Funds Trust Managed Futures Strategies Growth of $10,000 - December 31, 2013

+ Annualized.
^  Since inception data for the Fund and HFRX Macro: Systematic Diversified CTA Index is as of 9/28/2011.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on September 28, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

Underlying Funds Trust Event Driven Allocation of Portfolio Assets - December 31, 2013

Event Driven

Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%.

Underlying Funds Trust Long/Short Equity Allocation of Portfolio Assets - December 31, 2013

Long/Short Equity

Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%.

Underlying Funds Trust Market Neutral Allocation of Portfolio Assets - December 31, 2013

Market Neutral

Investments are a percentage of Total Net Assets.

Underlying Funds Trust Relative Value - Long/Short Debt Allocation of Portfolio Assets - December 31, 2013

Relative Value - Long/Short Debt

Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%.

Underlying Funds Trust Managed Futures Strategies Allocation of Portfolio Assets - December 31, 2013

Managed Futures Strategies

Investments are a percentage of Total Net Assets.

Underlying Funds Trust Expense Example – December 31, 2013 (Unaudited)

The following Expense Example is presented for Event Driven, Long/Short Equity, Market Neutral, Relative Value – Long/Short Debt, and Managed Futures Strategies (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/13 – 12/31/13).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The Example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the Example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE
Underlying Funds Trust Expense Example – December 31, 2013 (continued) (Unaudited)

Event Driven
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/13	12/31/13	7/1/13-12/31/13+

Actual^	$1,000.00	$1,107.60	$15.57
Hypothetical
(5% return before
expenses)**	1,000.00	1,010.44	14.85

^	Excluding interest expense and dividends on short positions, your actual expenses would be $10.62.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.16.
+	Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.93%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Long/Short Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/13	12/31/13	7/1/13-12/31/13+

Actual^	$1,000.00	$1,079.40	$14.89
Hypothetical
(5% return before
expenses)**	1,000.00	1,010.89	14.39

^	Excluding interest expense and dividends on short positions, your actual expenses would be $10.48.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.16.
+	Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.84%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust Expense Example – December 31, 2013 (continued) (Unaudited)

Market Neutral
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/13	12/31/13	7/1/13-12/31/13+

Actual^	$1,000.00	$1,018.90	$13.74
Hypothetical
(5% return before
expenses)**	1,000.00	1,011.59	13.69

^	Excluding interest expense and dividends on short positions, your actual expenses would be $10.18.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.16.
+	Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.70%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Relative Value – Long/Short Debt
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/13	12/31/13	7/1/13-12/31/13+

Actual^	$1,000.00	$1,042.90	$11.74
Hypothetical
(5% return before
expenses)**	1,000.00	1,013.71	11.57

^	Excluding interest expense and dividends on short positions, your actual expenses would be $10.30.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.16.
+	Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.28%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust Expense Example – December 31, 2013 (continued) (Unaudited)

Managed Futures Strategies
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/13	12/31/13	7/1/13-12/31/13+

Actual^	$1,000.00	$1,045.90	$11.50
Hypothetical
(5% return before
expenses)**	1,000.00	1,013.96	11.32

^	Excluding interest expense, your actual expenses would be $10.31.
**	Excluding interest expense, your hypothetical expenses would be $10.16.
+	Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.23%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust
Event Driven
Schedule of Investments
December 31, 2013

	Shares	Fair Value
COMMON STOCKS - 81.5%

Aerospace & Defense - 2.1%
Astronics Corp. (a)	73,923	$3,770,073
Airlines - 1.8%
American Airlines Group, Inc. (a)	29,286	739,471
Delta Air Lines, Inc.	52,678	1,447,065
United Continental Holdings, Inc. (a)	27,920	1,056,214
Total Airlines		3,242,750

Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	87,806	1,795,633
Cooper Tire & Rubber Co.	11,500	276,460
Martinrea International, Inc.	64,331	472,376
Visteon Corp. (a)	7,350	601,892
Total Auto Components		3,146,361

Automobiles - 1.9%
General Motors Co. (a)	86,176	3,522,013
Biotechnology - 0.2%
Algeta ASA (a)	400	23,662
Gentium SpA - ADR (a)	5,000	285,500
Total Biotechnology		309,162

Building Products - 2.1%
Owens Corning (a)	53,175	2,165,286
Quanex Building Products Corp.	82,350	1,640,412
Total Building Products		3,805,698

Capital Markets - 0.5%
E*TRADE Financial Corp. (a)	48,100	944,684
Chemicals - 12.2%
AZ Electronic Materials SA	83,800	548,139
Chemtura Corp. (a)	112,823	3,150,018
Ferro Corp. (a)	437,265	5,610,110
OCI Partners LP (a)	77,170	2,129,892
Sensient Technologies Corp.	79,212	3,843,366
The Dow Chemical Co.	78,284	3,475,810
WR Grace & Co. (a)	26,562	2,626,185
Zoltek Cos., Inc. (a)	50,000	837,500
Total Chemicals		22,221,020

Commercial Banks - 2.2%
CIT Group, Inc.	70,902	3,696,121
Sterling Bancorp	18,937	253,188
Total Commercial Banks		3,949,309

Commercial Services & Supplies - 1.8%

Innotrac Corp. (a)	500	4,100
Newalta Corp.	2,385	39,112
Performant Financial Corp. (a)	128,764	1,326,269
Waste Management, Inc.	44,570	1,999,856
Total Commercial Services & Supplies		3,369,337

Communications Equipment - 0.1%
Aastra Technologies Ltd (a)	1,000	41,610
Anaren, Inc. (a)	7,400	207,126
BlackBerry Ltd. (a)	6,000	44,700
Total Communications Equipment		293,436

Computers & Peripherals - 0.0%
Xyratex Ltd.	1,000	13,290
Construction & Engineering - 0.9%
Badger Daylighting Ltd.	20,750	1,665,274
Construction Materials - 0.0%
Vulcan Materials Co.	600	35,652
Containers & Packaging - 0.8%
DS Smith PLC	249,419	1,371,251
Diversified Consumer Services - 0.4%
Mac-Gray Corp.	30,000	636,900
Diversified Telecommunication Services - 0.0%
Ziggo NV	500	22,837
Electric Utilities - 0.6%
Iberdrola SA	9	57
UNS Energy Corp.	17,000	1,017,450
Total Electric Utilities		1,017,507

Electrical Equipment - 0.3%
Coleman Cable, Inc.	20,000	524,400
Electronic Equipment, Instruments & Components - 0.1%
Laird PLC	30,000	137,710
Energy Equipment & Services - 4.0%
Cameron International Corp. (a)	5,270	313,723
Halliburton Co.	45,046	2,286,085
Helmerich & Payne, Inc.	11,489	965,995
North American Energy Partners, Inc. (a)	646,856	3,758,233
Total Energy Equipment & Services		7,324,036

Food & Staples Retailing - 1.3%
Arden Group, Inc.	3,000	379,530
Harris Teeter Supermarkets, Inc.	25,000	1,233,750
Shoppers Drug Mart Corp.	13,000	712,139
Spartan Stores, Inc.	2,400	58,272
Total Food & Staples Retailing		2,383,691

Food Products - 1.4%
Campofrio Food Gpo (a)	10,000	94,924
GrainCorp Ltd.	15,000	113,844
Maple Leaf Foods, Inc.	109,124	1,724,822
Pinnacle Foods, Inc.	21,029	577,456
Warrnambool Cheese & Butter Factory Co. Holding Ltd.	2,000	16,554
Total Food Products		2,527,600

Health Care Equipment & Supplies - 0.6%
Given Imaging Ltd. (a)	8,000	240,640
ICU Medical, Inc. (a)	1,500	95,565
Patient Safety Technologies, Inc. (a)	6,000	13,200
Solta Medical, Inc. (a)	260,000	767,000
Total Health Care Equipment & Supplies		1,116,405

Health Care Providers & Services - 0.1%
Celesio AG	3,500	110,744
Hotels, Restaurants & Leisure - 8.6%
Bob Evans Farms, Inc.	84,282	4,263,826
Carrols Restaurant Group, Inc. (a)	249,058	1,646,273
Cedar Fair LP	47,660	2,362,983
ClubCorp Holdings, Inc.	213,033	3,779,206
Marriott International, Inc.	1	49
MTR Gaming Group, Inc. (a)	35,000	180,600
Orient-Express Hotels Ltd. (a)	6,000	90,660
SeaWorld Entertainment, Inc.	71,128	2,046,353
Six Flags Entertainment Corp.	35,348	1,301,513
Total Hotels, Restaurants & Leisure		15,671,463

Household Durables - 2.0%
Blyth, Inc.	3,000	32,640
Libbey, Inc. (a)	74,442	1,563,282
Nobility Homes, Inc. (a)	4,000	36,040
WCI Communities, Inc. (a)	106,569	2,034,402
Total Household Durables		3,666,364

Household Products - 1.0%
Central Garden and Pet Co. Class A (a)	220,594	1,489,009
Central Garden and Pet Co. (a)	39,948	274,443
Total Household Products		1,763,452

Insurance - 1.4%
Assured Guaranty Ltd.	63,235	1,491,714
MBIA, Inc. (a)	89,196	1,065,000
Total Insurance		2,556,714

Internet Software & Services - 0.8%
eBay, Inc. (a)	6,987	383,516
Responsys, Inc. (a)	38,000	1,041,580
Total Internet Software & Services		1,425,096

IT Services - 0.0%
Dynamics Research Corp. (a)	4,000	45,920
Life Sciences Tools & Services - 0.8%
Life Technologies Corp. (a)	20,000	1,516,000
Patheon, Inc. (a)	500	4,618
Total Life Sciences Tools & Services		1,520,618

Machinery - 1.4%
CNH Industrial NV (a)	45,936	521,374
Invensys PLC	98,000	825,214
Wabash National Corp. (a)	100,361	1,239,458
Total Machinery		2,586,046

Marine - 0.5%
Stolt-Nielsen Ltd.	34,230	942,478
Media - 5.4%
Gannett, Inc.	24,761	732,430
Liberty Global PLC Class A (a)	1,000	88,990
Liberty Global PLC Series C (a)	1,000	84,320
Time Warner, Inc.	51,566	3,595,182
Tribune Co. (a)	66,103	5,116,372
Valassis Communications, Inc.	7,000	239,750
Total Media		9,857,044

Metals & Mining - 0.1%
AuRico Gold, Inc.	9,000	32,940
Camino Minerals Corp. (a)	4,000	94
Hoganas AB (e)	3,400	178,409
Pan American Silver Corp.	3,000	35,048
Total Metals & Mining		246,491

Multiline Retail - 1.3%
Hudson's Bay Co.	138,853	2,343,737
Oil, Gas & Consumable Fuels - 6.6%
Alvopetro Energy Ltd./CA (a)	100,000	115,792
Avance Gas Holding Ltd. (a)	54,853	1,112,380
BW LPG Ltd. (a)	240,467	2,289,577
Cloud Peak Energy, Inc. (a)	16,500	297,000
Coastal Energy Co. (a)	200	3,551
Equal Energy Ltd	5,000	26,700
Gulf Coast Ultra Deep Royalty Trust (a)	77,165	160,503
Heritage Oil PLC (a)	4,000	9,853
LinnCo LLC	336	10,352
Penn West Petroleum Ltd.	626,891	5,240,721
Renegade Petroleum Ltd.	3,120,252	2,731,781
Xinergy Ltd. (a)	366,620	103,541
Total Oil, Gas & Consumable Fuels		12,101,751

Paper & Forest Products - 0.4%
Ainsworth Lumber Co Ltd. (a)	35,000	137,397
Tembec, Inc. (Acquired 06/4/2009, Cost $0) (a)(c)	40,850	111,523
Tembec, Inc. (Acquired 05/17/2011, Cost $156,780) (a)(c)	35,833	97,826
Western Forest Products, Inc.	252,514	456,415
Total Paper & Forest Products		803,161

Personal Products - 0.0%
Atrium Innovations, Inc. (a)	400	9,150
Pharmaceuticals - 1.4%
Cornerstone Therapeutics, Inc. (a)	200	1,898
Hi-Tech Pharmacal Co., Inc. (a)	10,000	433,900
NuPathe, Inc. (a)	20,000	65,400
Santarus, Inc. (a)	32,000	1,022,720
ViroPharma, Inc. (a)	20,000	997,000
Total Pharmaceuticals		2,520,918

Professional Services - 0.3%
Quinpario Acquisition Corp. (a)	53,956	563,840

Real Estate Investment Trusts (REITs) - 0.1%
Chatham Lodging Trust	7,905	161,657

Real Estate Management & Development - 3.5%
Huntingdon Capital Corp.	372,070	4,255,731
RE/MAX Holdings, Inc. (a)	65,275	2,093,370
Total Real Estate Management & Development		6,349,101

Road & Rail - 2.7%
AMERCO (a)	13,672	3,251,748
Swift Transportation Co. (a)	74,117	1,646,139
Vitran Corp, Inc. (a)	2,000	12,960
Total Road & Rail		4,910,847

Semiconductors & Semiconductor Equipment - 2.2%
LSI Corp.	77,000	848,540
LTX-Credence Corp. (a)	2,500	19,975
Micron Technology, Inc. (a)	137,440	2,990,695
PLX Technology, Inc. (a)	7,000	46,060
RDA Microelectronics, Inc. - ADR	1,500	26,820
Spansion, Inc. (a)	233	3,236
Total Semiconductors & Semiconductor Equipment		3,935,326

Software - 0.5%
Delcam PLC	1,000	34,204
Ebix, Inc.	2,000	29,440
Giant Interactive Group, Inc. - ADR	1,000	11,240
Seachange International, Inc. (a)	43,353	527,172
Unit4 NV	7,000	369,356
Total Software		971,412

Specialty Retail - 1.9%
Murphy USA, Inc. (a)	42,598	1,770,373
Office Depot, Inc. (a)	319,148	1,688,293
The Pep Boys-Manny Moe & Jack (a)	4,000	48,560
Total Specialty Retail		3,507,226

Textiles, Apparel & Luxury Goods - 0.5%
Costa, Inc. (a)	3,300	71,709
The Jones Group, Inc.	52,000	777,920
Total Textiles, Apparel & Luxury Goods		849,629

Thrifts & Mortgage Finance - 0.2%
Camco Financial Corp. (a)	1,000	6,680
Hudson City Bancorp, Inc.	42,000	396,060
Total Thrifts & Mortgage Finance		402,740

Trading Companies & Distributors - 0.0%
Commercial Solutions, Inc. (a)	40,000	39,539
Transportation Infrastructure - 0.1%
Veripos, Inc.	16,156	99,355
Wireless Telecommunication Services - 0.7%
Leap Wireless International, Inc. (a)	60,000	1,044,000
T-Mobile US, Inc.	8,000	269,120

Total Wireless Telecommunication Services		1,313,120

TOTAL COMMON STOCKS (Cost $129,818,564)		$148,625,335

	Principal
	Amount
CONVERTIBLE BONDS - 1.2%
Consumer Finance - 0.4%
Atlanticus Holdings Corp.
5.875%, 11/30/2035	$2,000,000	795,000
Machinery - 0.8%
Meritor, Inc.
7.875%, 03/01/2026 (Acquired 11/30/2012, Cost $909,210) (b)	1,000,000	1,435,625
TOTAL CONVERTIBLE BONDS (Cost $1,722,743)		$2,230,625

CORPORATE BONDS - 6.5%
Containers & Packaging - 1.3%
ARD Finance SA PIK
11.125%, 06/01/2018 (Acquired 01/25/2013 through 12/02/2013, Cost $1,912,164) (b)	EUR 1,363,569	2,016,221
11.125%, 06/01/2018 (Acquired 10/17/2013 through 12/02/2013, Cost $272,154) (b)	$263,906	282,380
Total Containers & Packaging		2,298,601

Health Care Equipment & Supplies - 0.0%
Human Touch LLC / Interactive Health Finance Corp. PIK
15.000%, 03/30/2014 (Acquired 06/18/2009 through 10/01/2013, Cost $271,805) (c)(e)	276,271	28
Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment Resort Properties LLC
11.000%, 10/01/2021 (Acquired 09/27/2013 through 10/03/2013, Cost $2,245,082) (b)	2,250,000	2,306,250
Household Products - 0.5%
Reynolds Group Issuer, Inc./Reynold's Group Issuer LLC
9.875%, 08/15/2019	900,000	1,001,250
Internet Software & Services - 0.5%
iPayment, Inc.
10.250%, 05/15/2018	1,200,000	984,000
Media - 0.5%
Clear Channel Communications, Inc.
10.750%, 08/01/2016	900,000	909,000
Metals & Mining - 0.0%
Aleris International, Inc.
10.000%, 12/15/2016 (Acquired 05/27/2010, Cost $6,850) (c)(e)(f)	1,000,000	3,130
Oil, Gas & Consumable Fuels - 0.8%
Xinergy Corp.
9.250%, 05/15/2019 (Acquired 03/09/2012 through 04/02/2013, Cost $1,488,510) (b)	2,000,000	1,390,000
Paper & Forest Products - 1.4%
Millar Western Forest Products Ltd.
8.500%, 04/01/2021	1,750,000	1,798,125
Verso Paper Holdings LLC / Verso Paper, Inc.
11.375%, 08/01/2016	1,800,000	846,000
Total Paper & Forest Products		2,644,125

Software - 0.2%
First Data Corp.
11.250%, 03/31/2016	384,000	384,960
TOTAL CORPORATE BONDS (Cost $12,059,627)		$11,921,344

BANK LOANS - 1.2%
Federal Mogul Corp. Term Loan B 1st Lien
1.938%, 12/29/2014 (d)	666,667	658,333
Federal Mogul Corp. Term Loan C 1st Lien
1.938%, 12/28/2015 (d)	333,333	329,167
NGPL PipeCo. LLC Term Loan
6.750%, 05/16/2017 (d)	1,300,000	1,208,727
TOTAL BANK LOANS (Cost $2,185,433)		$2,196,227

ESCROW NOTES - 0.1%
AMR Corp. Escrow (a)(e)	23,290	219,725
Caraustar Escrow (a)(e)	1	1
General Motors Co. (a)(e)	6,000	0
General Motors Co. (a)(e)	1,200,000	0
General Motors Co. (a)(e)	500,000	0
Lear Corp. (a)(e)	1,000,000	100
Six Flags Entertainment Corp. (a)(e)	600,000	0
Smurfit-Stone Container Corp. (a)(e)	7,125	0
TOTAL ESCROW NOTES (Cost $0)		$219,826

RIGHTS - 0.0%	Shares
American Medical Alert Corp. (a)(e)	20,000	200
Clinical Data, Inc. (a)(e)	18,000	17,100
Cubist Pharmaceuticals, Inc. (a)	5,000	6,750
Gerber Scientific, Inc. (a)(e)	30,000	0
Omthera Pharmaceuticals (a)(e)	100	60
Trius Therapeutics, Inc. (a)(e)	70,000	9,100
TOTAL RIGHTS (Cost $10,584)		$33,210

WARRANTS - 0.0%
Huntingdon Capital Corp.
Expiration December 2016, Exercise Price: $9.00 (a)	11,900	35,792
Lear Corp.
Expiration November 2014, Exercise Price: $10.56 (a)	75	12,229
TOTAL WARRANTS (Cost $29)		$48,021

PURCHASED OPTIONS - 0.5%
	Contracts
Call Options - 0.1%
Bob Evans Farms, Inc.
Expiration March 2014, Exercise Price: $60.00 (a)	120	5,700
General Motors Co.
Expiration March 2014, Exercise Price: $42.00 (a)	233	37,979
iShares MSCI Emerging Markets ETF
Penn West Petroleum Ltd.
Expiration March 2014, Exercise Price: $8.00 (a)	117	9,360
Expiration March 2014, Exercise Price: $10.00 (a)	233	3,495
Expiration June 2014, Exercise Price: $10.00 (a)	596	18,476
The Dow Chemical Co.
Expiration January 2014, Exercise Price: $45.00 (a)	464	27,840
Expiration March 2014, Exercise Price: $45.00 (a)	464	84,912
Total Call Options		187,762
Put Options - 0.4%

Expiration March 2014, Exercise Price: $40.00 (a)	527	49,011
iShares Russell 2000 ETF
Expiration March 2014, Exercise Price: $113.00 (a)	790	220,410
Expiration March 2014, Exercise Price: $114.00 (a)	1,317	416,172
Total Put Options		685,593

TOTAL PURCHASED OPTIONS (Cost $925,020)		$873,355

MONEY MARKET FUNDS - 18.9%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.07% (d) (g)	34,447,539	34,447,539
TOTAL MONEY MARKET FUNDS (Cost $34,447,539)		$34,447,539

Total Investments (Cost $181,169,539) - 109.9%		200,595,482

Liabilities in Excess of Other Assets - (9.9)%		(18,180,657)
TOTAL NET ASSETS - 100.0%		$182,414,825

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
EUR	Euro

(a)	Non-income producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2013, the market value of these securities total $7,430,476 which represents 4.1% of total net assets.

(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2013, the market value of these securities total $212,507 which represents 0.1% of total net assets.

(d)	Variable Rate Security. The rate shown represents the rate at December 31, 2013.
(e)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At December 31, 2013, the fair value of these securities total $427,853 which represents 0.2% of total net assets.

(f)	Default or other conditions exist and security is not presently accruing income.
(g)	The rate shown is the seven day yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
December 31, 2013

COMMON STOCKS - 8.6%	Shares	Fair Value
Auto Components - 0.4%
Autoliv, Inc.	3,953	$362,885
Dana Holding Corp.	17,127	336,032
Total Auto Components		698,917

Capital Markets - 0.4%
Ashmore Group PLC	119,459	793,848
Chemicals - 0.2%
FutureFuel Corp.	23,668	373,954
Commercial Banks - 0.1%
M&T Bank Corp.	2,117	246,461
Communications Equipment - 0.6%
Aichi Prefecture	178,634	941,269
Polycom, Inc.	18,445	207,137
Total Communications Equipment		1,148,406

Construction & Engineering - 0.3%
FLSmidth & Co. A/S	8,717	475,977
Containers & Packaging - 0.1%
MeadWestvaco Corp.	4,837	178,631
Electronic Equipment, Instruments & Components - 0.5%
TDK Corp.	19,900	952,388
Food Products - 0.6%
General Mills Inc.	21,711	1,083,596
Hotels, Restaurants & Leisure - 0.6%
Panera Bread Co.	5,131	906,596
Sonic Corp.	9,609	194,006
Total Hotels, Restaurants & Leisure		1,100,602

Household Durables - 1.1%
Garmin Ltd.	21,600	998,352
Newell Rubbermaid, Inc.	30,284	981,505
Total Household Durables		1,979,857

IT Services - 0.9%
Heartland Payment Systems, Inc.	18,049	899,562
Higher One Holdings, Inc.	77,184	753,316
Total IT Services		1,652,878

Machinery - 0.4%
CNH Industrial NV	27,646	315,101
Metso OYJ	10,335	441,040
Total Machinery		756,141

Media - 0.2%
Nexstar Broadcasting Group, Inc.	5,059	281,938
Multi-Utilities - 0.3%
Consolidated Edison, Inc.	9,223	509,848
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp.	13,175	1,645,689
DeeThree Exploration Ltd.	103,624	933,567
Twin Butte Energy Ltd.	124,811	265,543
Total Oil, Gas & Consumable Fuels		2,844,799

Software - 0.1%
Rosetta Stone, Inc.	19,433	237,471
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc.	18,425	442,384
TOTAL COMMON STOCKS (Proceeds $14,900,458)		$15,758,096

EXCHANGE TRADED FUNDS 15.8%
Industrial Select Sector SPDR Fund	39,525	2,065,576
iShares 20+ Year Treasury Bond ETF	26,480	2,697,253
iShares Russell 2000 ETF	73,955	8,527,751
SPDR S&P MidCap 400 ETF Trust	47,319	11,555,300
iShares MSCI United Kingdom ETF	34,327	716,748
iShares US Real Estate ETF	11,251	709,713
United States Oil Fund LP	69,598	2,458,201
TOTAL EXCHANGE TRADED FUNDS (Proceeds $27,891,302)		$28,730,542

	Principal
	Amount
CORPORATE BONDS - 1.0%
Metals & Mining - 0.3%
United States Steel Corp.
7.375%, 04/01/2020	$500,000	538,750
Multiline Retail - 0.7%
Sears Holdings Corp.
6.625%, 10/15/2018	1,350,000	1,221,750
TOTAL CORPORATE BONDS (Proceeds $1,806,500)		$1,760,500

FOREIGN GOVERNMENT NOTES/BONDS - 0.7%
France Government Bond OAT
3.500%, 04/25/2026	EUR 899,000	1,327,990
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Proceeds $1,283,228)		$1,327,990

Total Securities Sold Short (Proceeds $45,881,488) - 26.1%		$47,577,128

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Options Written
December 31, 2013

	Contracts	Fair Value
Call Options
The Dow Chemical Co.
Expiration: January 2014, Exercise Price: $47.00	453	$6,795
Halliburton Co.
Expiration: January 2014, Exercise Price: $51.50	106	1,166
Total Call Options		7,961

Put Options
The Dow Chemical Co.
Expiration: March 2014, Exercise Price: $40.00	116	8,584
Bob Evans Farms, Inc.
Expiration: March 2014, Exercise Price: $50.00	120	27,000
Cablevision Systems Corp.
Expiration: January 2014, Exercise Price: $14.00	79	395
Chevron Corp.
Expiration: January 2014, Exercise Price: $122.00	105	840
CIT Group, Inc.
Expiration: January 2014, Exercise Price: $43.00	68	374
General Motors Co.
Expiration: March 2014, Exercise Price: $36.00	233	15,378
iShares 20+ Year Treasury Bond ETF
Expiration: January 2014, Exercise Price: $100.50	53	159
Expiration: January 2014, Exercise Price: $101.00	53	477
iShares MSCI Emerging Markets ETF
Expiration: March 2014, Exercise Price: $37.00	791	28,476
iShares Russell 2000 ETF
Expiration: March 2014, Exercise Price: $107.00	2,162	298,356
Time Warner, Inc.
Expiration: January 2014, Exercise Price: $62.50	126	819
Total Put Options		380,858

Total Options Written (Premiums received $435,862)		$388,819

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Swap Contracts
December 31, 2013
							Maximum	Upfront
			(Pay)			Moody’s Rating	Potential	Premium	Unrealized
		Buy/Sell	Receive	Termination	Notional	of Reference	Future Payment	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	(Receipt)	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

BNP Paribas	Markit CDX.NA.HY.19	Buy	(5.00%)	12/20/2017	2,000,000	B1	(2,000,000)	(14,838)	(185,849)
BNP Paribas	Markit CDX.NA.HY.21	Buy	(5.00%)	12/20/2018	2,000,000	B1	(2,000,000)	(84,438)	(85,552)

Total Credit Default Swap Buy Contracts									(271,401)

CREDIT DEFAULT SWAP SELL CONTRACTS

BNP Paribas	Markit CDX.NA.HY.19	Sell	5.00%	12/20/2017	2,000,000	B1	2,000,000	124,497	76,190

Total Credit Default Swap Sell Contracts									76,190

Total Credit Default Swap Contracts									$(195,211)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Forward Contracts
December 31, 2013
							Unrealized
	Currency		U.S. $ Value	Currency		U.S. $ Value	Appreciation
Settlement Date	to be Delivered		December 31, 2013	to be Received		December 31, 2013	(Depreciation)
1/31/2014	26,250,000	Norwegian Krone	$4,322,749	4,282,568	U.S. Dollars	4,282,568	$(40,181)
1/31/2014	1,775,000	Canadian Dollars	1,669,677	1,661,985	U.S. Dollars	1,661,985	$(7,692)
12/3/2014	400,000	Canadian Dollars	373,517	372,481	U.S. Dollars	372,481	$(1,036)
4/30/2014	1,515,000	Euros	2,084,227	2,014,101	U.S. Dollars	2,014,101	$(70,126)
			$8,450,170			$8,331,135	$(119,035)

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
	Assets			Liabilities
Derivatives	Description		Fair Value	Description		Fair Value
Equity Contracts
Purchased Options	Investments	*	$873,355
Written Options				Written option contracts, at value	*	$388,819
Total Equity Contracts			$873,355			$388,819
Foreign Exchange Contracts:
Forward Contracts	Cumulative appreciation on forward contracts	**	$-	Cumulative depreciation on forward contracts	**	$119,035
Credit Contracts:
Swap Contracts	Swap payments paid/unrealized gain on swap contracts	***	200,687	Swap payments received/ unrealized loss on swap contracts	***	370,677
Total Derivatives			$1,074,042			$878,531

* Fair value as reported on the Statements of Assets and Liabilities.
** Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.
*** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2013:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:

Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(6,256,231)
Written Options	4,720,940
Total Equity Contracts	$(1,535,291)
Foreign Exchange Contracts:
Forward contracts	$76,867
Credit Contracts:
Swap contracts	(164,793)

Total Realized Gain on Derivatives	$(1,623,217)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:

Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$(135,420)
Written Options	(137,169)
Total Equity Contracts	$(272,589)
Foreign Exchange Contracts:
Forward contracts	$(119,035)
Credit Contracts:
Swap contracts	(207,220)
Total Change in Unrealized Appreciation (Depreciation) on Derivatives	$(598,844)

The average quarterly market values of purchased and written options during the period ended December 31, 2013 were as follows:

Purchased options	$905,166
Written options	$455,748

The average quarterly notional amounts of swaps and forward contracts during the period ended December 31, 2013 were as follows:

Swaps	$4,250,000
Forward Contracts	$7,148,746

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2013:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$148,446,926	$-	$178,409	(1)	$148,625,335
Convertible Bonds	-	2,230,625	-		2,230,625
Corporate Bonds	-	11,918,186	3,158		11,921,344
Bank Loans	-	2,196,227	-		2,196,227
Escrow Notes	-	-	219,826		219,826
Rights	6,750	-	26,460		33,210
Warrants	-	48,021	-		48,021
Purchased Options	873,355	-	-		873,355
Money Market Funds	34,447,539	-	-		34,447,539
Total Long Investments in Securities	$183,774,570	$16,393,059	$427,853		$200,595,482

Securities Sold Short:
Common Stocks	$15,758,096	$-	$-		$15,758,096
Exchange Traded Funds	28,730,542	-	-		28,730,542
Corporate Bonds	-	1,760,500	-		1,760,500
Foreign Government Notes/Bonds	-	1,327,990	-		1,327,990
Total Securities Sold Short	$44,488,638	$3,088,490	$-		$47,577,128

Written Options	$388,819	$-	$-		$388,819

Other Financial Instruments
Credit Default Swap Buy Contracts	$-	$(271,401)	$-		$(271,401)
Credit Default Swap Sell Contracts	-	76,190	-		76,190
Forward Contracts	-	(119,035)	-		(119,035)
Total Other Financial Instruments	$-	$(314,246)	$-		$(314,246)

(1) The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:
Metals & Mining	$178,409
$178,409

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at fair value
Balance as of December 31, 2012	$674,075
Accrued discounts/premiums	3,081
Realized gain (loss)	1,438,811
Change in unrealized appreciation	270,641
Purchases	2,275,256
Sales	(2,217,790)
Transfer out of Level 3	-
Balance as of December 31, 2013	$2,444,074

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2013	$166,156

The accompanying notes are an integral part of these financial statements.

Type of Security	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$178,409	Private Transaction	Inputs used by third party for offer	N/A	N/A	Increase

			Discount for lack of marketability	65%		Decrease

Corporate Bonds	3,158	Consensus pricing	Third party & broker quoted inputs	NA	N/A	Increase

Escrow	219,826	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Rights	26,460	Expected Future Cash Flows	Likelihood of future cash flow to be received	N/A	N/A	Increase

When observable price quotations are not available for corporate bonds, fair value is determined based on cash flow models using yield curves, bond or single name credit default swap spreads, and recovery rates based on collateral values as key inputs.

The significant unobservable inputs used in the fair value measurement of the Trust's escrowed securities are the likelihood that cash flows or shares will not be received in the future.  Significant increases in the probability of default for these securities would result in a lower fair value measurement.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures.  The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee.  For third-party information, the Adviser monitors and reviews the methodologies of the various pricing services employed by the Trust.  The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The accompanying notes are an integral part of these financial statements.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of December 31, 2013:

Assets:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Credit Default Swap Contracts	76,190	-	76,190	76,190	-	-
	$76,190	$-	$76,190	$76,190	$-	$-

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written Options	$388,819	$-	$388,819	$-	$388,819	$-
Credit Default Swap Contracts	271,401	-	271,401	271,401	-	-
Forward Contracts	119,035	-	119,035	119,035	-	-
	$779,255	$-	$779,255	$390,436	$388,819	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
December 31, 2013
	Shares	Fair Value
COMMON STOCKS - 71.8%
Aerospace & Defense - 0.1%
GenCorp, Inc. (a)	11,500	$207,230
Air Freight & Logistics - 0.8%
Echo Global Logistics, Inc. (a)	76,980	1,653,530
Forward Air Corp.	24,446	1,073,424
Total Air Freight & Logistics		2,726,954

Auto Components - 0.8%
TRW Automotive Holdings Corp. (a)	36,636	2,725,352
Automobiles - 1.3%
General Motors Co. (a)	75,570	3,088,546
Winnebago Industries, Inc. (a)	48,713	1,337,172
Total Automobiles		4,425,718

Biotechnology - 3.6%
Aegerion Pharmaceuticals, Inc. (a)	8,460	600,322
Alexion Pharmaceuticals, Inc. (a)	4,700	625,382
Alkermes PLC (a)	113,200	4,602,712
Discovery Laboratories, Inc. (a)	41,400	93,150
Enanta Pharmaceuticals, Inc. (a)	17,900	488,312
Exact Sciences Corp. (a)	53,548	625,976
Idera Pharmaceuticals, Inc. (a)	34,780	161,031
Insys Therapeutics, Inc. (a)	38,300	1,482,593
Medivation, Inc. (a)	14,600	931,772
MiMedx Group, Inc. (a)	201,100	1,757,614
Sarepta Therapeutics, Inc. (a)	16,980	345,883
Total Biotechnology		11,714,747

Building Products - 0.3%
Apogee Enterprises, Inc.	30,551	1,097,086
Chemicals - 0.9%
CF Industries Holdings, Inc.	7,046	1,642,000
Taminco Corp. (a)	61,382	1,240,530
Total Chemicals		2,882,530

Commercial Banks - 4.1%
Ameris Bancorp (a)	41,542	876,952
BankUnited, Inc.	54,955	1,809,119
Capital Bank Financial Corp. (a)	77,000	1,751,750
First NBC Bank Holding Co. (a)	67,421	2,177,698
Independent Bank Group, Inc.	73,463	3,648,172
Investors Bancorp, Inc.	65,749	1,681,859
OmniAmerican Bancorp, Inc. (a)	65,144	1,392,779
Pacific Mercantile Bancorp (a)	32,669	203,201
Total Commercial Banks		13,541,530

Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. (a)	21,294	1,276,788
Command Security Corp. (a)	145,819	296,013
InnerWorkings, Inc. (a)	15,900	123,861
KAR Auction Services, Inc.	66,857	1,975,624
Sanix, Inc. (a)	22,750	184,921
Total Commercial Services & Supplies		3,857,207

Communications Equipment - 2.3%
Brocade Communications Systems, Inc. (a)	56,500	501,155
Cisco Systems, Inc.	16,458	369,482
Extreme Networks, Inc. (a)	242,257	1,695,799
Plantronics, Inc.	55,180	2,563,111
Polycom, Inc. (a)	48,770	547,687
QUALCOMM, Inc.	11,800	876,150
RADWARE Ltd. (a)	63,998	1,150,684
Total Communications Equipment		7,704,068

Computers & Peripherals - 1.1%
Apple, Inc.	3,169	1,778,157
NCR Corp. (a)	56,560	1,926,434
Total Computers & Peripherals		3,704,591

Construction & Engineering - 1.2%
Badger Daylighting Ltd.	4,000	321,017
MasTec, Inc. (a)	74,110	2,424,879
Quanta Services, Inc. (a)	35,189	1,110,565
Total Construction & Engineering		3,856,461

Construction Materials - 0.6%
Martin Marietta Materials, Inc.	13,725	1,371,676
Texas Industries, Inc. (a)	9,583	659,119
Total Construction Materials		2,030,795

Consumer Finance - 0.4%
Regional Management Corp. (a)	37,300	1,265,589
Diversified Financial Services - 0.9%
Citigroup, Inc.	36,017	1,876,846
Moody's Corp.	13,901	1,090,811
Total Diversified Financial Services		2,967,657

Diversified Telecommunication Services - 0.2%
ORBCOMM, Inc. (a)	90,684	574,937
Electric Utilities - 0.4%
ITC Holdings Corp.	14,230	1,363,519
Electrical Equipment - 0.4%
EnerSys, Inc.	19,124	1,340,401
Helix Wind Corp. (a)(b)	301,628	30
Total Electrical Equipment		1,340,431

Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics, Inc. (a)	11,096	601,958
Corning, Inc.	90,734	1,616,880
Electro Rent Corp.	31,595	585,140
Maruwa Co. Ltd.	3,300	111,086

Methode Electronics, Inc.	25,157	860,118
National Instruments Corp.	43,070	1,379,101
Newport Corp. (a)	99,989	1,806,801
OSI Systems, Inc. (a)	22,250	1,181,698
Rogers Corp. (a)	20,080	1,234,920
Total Electronic Equipment, Instruments & Components		9,377,702

Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. (a)	12,500	197,250
Core Laboratories NV	890	169,945
Precision Drilling Corp.	73,286	686,690
Schoeller-Bleckman Oilfield Equipment AG	3,100	343,563
Total Energy Equipment & Services		1,397,448

Food & Staples Retailing - 0.1%
Safeway, Inc.	12,604	410,512
Food Products - 0.4%
Pinnacle Foods, Inc.	43,133	1,184,432
Health Care Equipment & Supplies - 10.6%
ABIOMED, Inc. (a)	98,610	2,636,831
Alere, Inc. (a)	51,600	1,867,920
Align Technology, Inc. (a)	22,460	1,283,589
AtriCure, Inc. (a)	137,201	2,562,915
CareFusion Corp. (a)	79,282	3,157,009
CONMED Corp.	12,900	548,250
Covidien PLC	32,100	2,186,010
Cynosure, Inc. (a)	67,844	1,810,078
DexCom, Inc. (a)	51,924	1,838,629
Greatbatch, Inc. (a)	67,068	2,967,088
HeartWare International, Inc. (a)	3,500	328,860
MGC Diagnostics Corp.	21,100	267,126
NxStage Medical, Inc. (a)	151,100	1,511,000
OraSure Technologies, Inc. (a)	9,800	61,642
Oxford Immunotec Global PLC (a)	46,559	902,314
RTI Surgical, Inc. (a)	335,548	1,187,840
Spectranetics Corp. (a)	126,640	3,166,000
Varian Medical Systems, Inc. (a)	27,200	2,113,168
Volcano Corp. (a)	201,000	4,391,850
Total Health Care Equipment & Supplies		34,788,119

Health Care Providers & Services - 1.2%
BioScrip, Inc. (a)	83,200	615,680
Capital Senior Living Corp. (a)	94,578	2,268,926
Catamaran Corp. (a)	16,800	797,664
Extendicare, Inc.	40,040	257,070
Total Health Care Providers & Services		3,939,340

Health Care Technology - 0.9%
Streamline Health Solutions, Inc. (a)	129,500	903,910
Vocera Communications, Inc. (a)	138,104	2,155,804
Total Health Care Technology		3,059,714

Hotels, Restaurants & Leisure - 2.9%
Diamond Resorts International, Inc. (a)	105,879	1,954,526
Future Bright Holdings Ltd.	246,000	148,787

Iao Kun Group Holding Co. Ltd.	427,293	1,311,789
Norwegian Cruise Line Holdings Ltd. (a)	27,363	970,566
Royal Caribbean Cruises Ltd.	24,328	1,153,634
Scientific Games Corp. (a)	106,500	1,803,045
Wendy's Co.	190,629	1,662,285
Whistler Blackcomb Holdings, Inc.	32,867	514,548
Total Hotels, Restaurants & Leisure		9,519,180

Household Durables - 0.9%
MDC Holdings, Inc. (a)	27,767	895,208
Tempur Sealy International, Inc. (a)	23,701	1,278,906
West Holdings Corp.	50,100	641,295
Total Household Durables		2,815,409

Insurance - 0.4%
American International Group, Inc.	23,682	1,208,966
Internet & Catalog Retail - 0.6%
Shutterfly, Inc. (a)	31,720	1,615,500
TripAdvisor, Inc. (a)	3,000	248,490
Total Internet & Catalog Retail		1,863,990

Internet Software & Services - 2.7%
58.com, Inc. - ADR (a)	7,500	287,550
Autohome, Inc. - ADR (a)	3,780	138,310
Brightcove, Inc. (a)	97,870	1,383,882
Envestnet, Inc. (a)	35,950	1,448,785
Google, Inc. (a)	500	560,355
Responsys, Inc. (a)	40,800	1,118,328
Twitter, Inc. (a)	3,000	190,950
VeriSign, Inc. (a)	63,061	3,769,787
Total Internet Software & Services		8,897,947

IT Services - 2.6%
Cardtronics, Inc. (a)	47,690	2,072,131
Computer Sciences Corp.	27,935	1,561,008
Digital Garage, Inc.	22,000	570,943
Kginicis Co. Ltd.	30,000	471,881
Science Applications International Corp.	44,038	1,456,337
ServiceSource International, Inc. (a)	84,372	707,037
Sykes Enterprises, Inc. (a)	42,179	919,924
Wins Technet Co. Ltd. (a)	28,000	461,648
Wirecard AG	7,500	296,275
Total IT Services		8,517,184

Life Sciences Tools & Services - 0.2%
Luminex Corp. (a)	40,400	783,760
Machinery - 0.8%
ESCO Technologies, Inc.	30,850	1,056,921
Graco, Inc.	15,340	1,198,361
Joy Global, Inc.	7,556	441,950
Total Machinery		2,697,232

Media - 0.8%
National CineMedia, Inc.	137,040	2,735,318

Metals & Mining - 0.0%
Argonaut Gold, Inc. (a)	12,500	62,603
Office Electronics - 0.3%
Zebra Technologies Corp. (a)	21,097	1,140,926
Oil, Gas & Consumable Fuels - 1.7%
Baytex Energy Corp.	7,406	290,019
Chesapeake Energy Corp.	36,985	1,003,773
Comstock Resources, Inc.	56,042	1,025,008
Emerge Energy Services LP	3,659	162,203
Halcon Resources Corp. (a)	268,507	1,036,437
Hess Corp.	2,006	166,498
World Fuel Services Corp.	40,930	1,766,539
Total Oil, Gas & Consumable Fuels		5,450,477

Paper & Forest Products - 0.3%
Domtar Corp.	8,852	835,098
Shanghai Songrui Forestry Products, Inc. (a)(b)	660,000	0
Total Paper & Forest Products		835,098

Pharmaceuticals - 2.0%
AbbVie, Inc.	10,045	530,476
Auxilium Pharmaceuticals, Inc. (a)	214,300	4,444,582
BioDelivery Sciences International, Inc. (a)	24,900	146,661
GW Pharmaceuticals PLC - ADR (a)	6,000	249,240
Pacira Pharmaceuticals, Inc. (a)	12,500	718,625
Santen Pharmaceutical Co. Ltd.	12,500	582,210
Total Pharmaceuticals		6,671,794

Professional Services - 0.2%
Korn/Ferry International (a)	27,863	727,782
Real Estate Investment Trusts (REITs) - 3.0%
BioMed Realty Trust, Inc.	75,400	1,366,248
Cousins Properties, Inc.	88,313	909,624
DCT Industrial Trust, Inc.	203,477	1,450,791
FelCor Lodging Trust, Inc. (a)	261,098	2,130,560
First Industrial Realty Trust, Inc.	10,992	191,810
Health Care REIT, Inc.	27,600	1,478,532
Summit Hotel Properties, Inc.	271,384	2,442,456
Total Real Estate Investment Trusts (REITs)		9,970,021

Real Estate Management & Development - 2.2%
Altisource Residential Corp.	78,128	2,352,434
Forestar Group, Inc. (a)	140,729	2,993,306
The Howard Hughes Corp. (a)	16,453	1,976,005
Total Real Estate Management & Development		7,321,745

Road & Rail - 0.5%
AMERCO (a)	6,830	1,624,447
Semiconductors & Semiconductor Equipment - 4.0%
Ambarella, Inc. (a)	7,854	266,486
Applied Micro Circuits Corp. (a)	137,313	1,837,248
Atmel Corp. (a)	17,277	135,279
Cirrus Logic, Inc. (a)	12,222	249,695
Cypress Semiconductor Corp.	150,321	1,578,370
Ferrotec Corp.	100,000	565,948

Innox Corp. (a)	25,000	521,154
International Rectifier Corp. (a)	100,380	2,616,907
RF Micro Devices, Inc. (a)	289,541	1,494,032
Silicon Motion Technology Corp. - ADR	35,600	503,740
Silicon Works Co. Ltd. (a)	21,300	484,389
Skyworks Solutions, Inc. (a)	57,592	1,644,828
Ultratech, Inc. (a)	39,790	1,153,910
Total Semiconductors & Semiconductor Equipment		13,051,986

Software - 4.4%
Comverse, Inc. (a)	44,179	1,714,145
Dwango Co. Ltd.	5,000	129,000
Informatica Corp. (a)	63,730	2,644,795
Microsoft Corp.	95,959	3,591,746
Monotype Imaging Holdings, Inc.	17,612	561,118
Redknee Solutions, Inc. (a)	240,733	1,454,936
Rovi Corp. (a)	103,640	2,040,672
Solera Holdings, Inc.	7,528	532,681
Take-Two Interactive Software, Inc. (a)	106,252	1,845,597
Total Software		14,514,690

Specialty Retail - 2.3%
Asbury Automotive Group, Inc. (a)	26,441	1,420,939
Chico's FAS, Inc.	103,180	1,943,911
Conn's, Inc. (a)	23,311	1,836,674
Francesca's Holdings Corp. (a)	65,660	1,208,801
Monro Muffler Brake, Inc.	7,584	427,434
Outerwall, Inc. (a)	12,932	869,936
Total Specialty Retail		7,707,695

Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	33,569	2,358,893
Skechers U.S.A, Inc. (a)	21,475	711,467
Total Textiles, Apparel & Luxury Goods		3,070,360

Thrifts & Mortgage Finance - 0.4%
Stonegate Mortgage Corp. (a)	88,577	1,464,178
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	7,551	588,601
Transportation Infrastructure - 0.4%
Wesco Aircraft Holdings, Inc. (a)	59,690	1,308,405
TOTAL COMMON STOCKS (Cost $198,045,565)		$236,693,463

PURCHASED OPTIONS - 0.1%
	Contracts
Call Options - 0.1%
Allergan, Inc.
Expiration January 2014, Exercise Price: $105.00 (a)	293	193,966
Total Call Options		193,966

Put Options - 0.0%
iShares Russell 2000 ETF
Expiration February 2014, Exercise Price: $115.00 (a)	489	128,118
SPDR S&P 500 ETF Trust

Expiration January 2014, Exercise Price: $178.00 (a)	818	31,084
Total Put Options		159,202

TOTAL PURCHASED OPTIONS (Cost $316,516)		$353,168

MONEY MARKET FUNDS - 30.2%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.07% (c)(d)	99,423,739	99,423,739
TOTAL MONEY MARKET FUNDS (COST $99,423,739)		$99,423,739
Total Investments (Cost $297,785,820) - 102.1%		336,470,370

Liabilities in Excess of Other Assets - (2.1)%		(7,437,090)
TOTAL NET ASSETS - 100.0%		$329,033,280

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing.
(b)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At December 31, 2013, the fair value of these securities total $30 which represents 0.0% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at December 31, 2013.
(d)	The rate shown is the seven day yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
December 31, 2013
	Shares	Fair Value
COMMON STOCKS - 28.3%
Auto Components - 0.2%
BorgWarner, Inc.	13,658	$763,619
Automobiles - 0.1%
Tesla Motors, Inc.	3,050	458,659
Biotechnology - 0.5%
Cepheid, Inc.	26,793	1,251,769
Foundation Medicine, Inc.	5,500	131,010
Raptor Pharmaceutical Corp.	13,300	173,166
Seattle Genetics, Inc.	6,100	243,329
Total Biotechnology		1,799,274

Building Products - 0.3%
American Woodmark Corp.	25,593	1,011,691
Chemicals - 0.4%
Agrium, Inc.	8,635	789,930
CF Industries Holdings, Inc.	673	156,836
Umicore SA	7,000	326,984
Total Chemicals		1,273,750

Commercial Banks - 2.8%
BancorpSouth, Inc.	66,653	1,694,319
Bank of the Ozarks, Inc.	22,479	1,272,087
Cullen/Frost Bankers, Inc.	15,746	1,171,975
ViewPoint Financial Group, Inc.	17,335	475,846
Wells Fargo & Co.	34,944	1,586,457
Wintrust Financial Corp.	26,932	1,242,104
Zions Bancorporation	56,448	1,691,182
Total Commercial Banks		9,133,970

Commercial Services & Supplies - 1.2%
Healthcare Services Group, Inc.	35,570	1,009,121
InnerWorkings, Inc.	15,000	116,850
Interface, Inc.	69,086	1,517,129
Mine Safety Appliances Co.	23,392	1,197,904
Total Commercial Services & Supplies		3,841,004

Commercial Banks - 0.3%
Valley National Bancorp	100,035	1,012,354
Communications Equipment - 0.7%
DragonWave, Inc.	119,770	165,283
Riverbed Technology, Inc.	35,485	641,569
Ubiquiti Networks, Inc.	14,290	656,768
ViaSat, Inc.	14,773	925,528
Total Communications Equipment		2,389,148

Computers & Peripherals - 0.8%
Cray, Inc.	21,790	598,353
Lexmark International, Inc.	26,060	925,651

Logitech International SA	48,760	667,524
Seagate Technology PLC	10,490	589,119
Total Computers & Peripherals		2,780,647

Construction & Engineering - 0.1%
FLSmidth & Co. A/S	7,000	382,223
Electrical Equipment - 0.6%
Enphase Energy, Inc.	64,850	411,149
SolarCity Corp.	18,780	1,067,080
The Babcock & Wilcox Co.	17,960	614,052
Total Electrical Equipment		2,092,281

Food & Staples Retailing - 0.2%
Walgreen Co.	13,900	798,416
Food Products - 0.4%
Boulder Brands, Inc.	40,600	643,916
Green Mountain Coffee Roasters, Inc.	8,250	623,535
Total Food Products		1,267,451

Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	34,250	1,370,685
Abbott Laboratories	6,500	249,145
CR Bard, Inc.	1,300	174,122
DENTSPLY International, Inc.	28,760	1,394,285
Elekta AB	61,000	932,756
Essilor International SA	3,500	372,101
GenMark Diagnostics, Inc.	71,000	945,010
Haemonetics Corp.	12,600	530,838
Intuitive Surgical, Inc.	400	153,632
Mindray Medical International Ltd. - ADR	7,420	269,791
ResMed, Inc.	11,700	550,836
Symmetry Medical, Inc.	6,100	61,488
Tandem Diabetes Care, Inc.	12,300	316,971
TearLab Corp.	37,800	353,052
West Pharmaceutical Services, Inc.	17,144	841,085
Zeltiq Aesthetics, Inc.	5,400	102,114
Total Health Care Equipment & Supplies		8,617,911

Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	3,700	260,147
Bio-Reference Labs, Inc.	5,000	127,700
Henry Schein, Inc.	4,900	559,874
Laboratory Corp. of America Holdings	6,800	621,316
McKesson Corp.	3,000	484,200
Premier, Inc.	14,400	529,344
Total Health Care Providers & Services		2,582,581

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	11,137	447,374
Choice Hotels International, Inc.	50,428	2,476,519
Royal Caribbean Cruises Ltd.	22,903	1,086,060
Total Hotels, Restaurants & Leisure		4,009,953

Household Durables - 1.1%
Beazer Homes USA, Inc.	30,546	745,933

Ethan Allen Interiors, Inc.	56,037	1,704,646
Hovnanian Enterprises, Inc.	137,619	911,038
UCP, Inc.	19,324	282,903
Total Household Durables		3,644,520

Household Products - 0.2%
Kimberly-Clark Corp.	6,500	678,990
Insurance - 0.2%
Protective Life Corp.	12,070	611,466
Internet & Catalog Retail - 0.1%
Blue Nile, Inc.	5,000	235,450
Internet Software & Services - 0.8%
Pandora Media, Inc.	5,000	133,000
VistaPrint NV	21,060	1,197,261
Web.com Group, Inc.	35,690	1,134,585
Yelp, Inc.	3,650	251,668
Total Internet Software & Services		2,716,514

IT Services - 0.1%
International Business Machines Corp.	2,500	468,925
Leisure Equipment & Products - 0.5%
Brunswick Corp.	37,599	1,731,810
Life Sciences Tools & Services - 0.6%
Bruker Corp.	7,180	141,949
Mettler-Toledo International, Inc.	5,500	1,334,245
Thermo Fisher Scientific, Inc.	5,700	634,695
Total Life Sciences Tools & Services		2,110,889

Machinery - 1.5%
Chart Industries, Inc.	15,069	1,441,199
CNH Industrial NV	19,210	218,034
Joy Global, Inc.	5,050	295,374
Meritor, Inc.	47,660	497,094
Tennant Co.	10,120	686,237
The ExOne Co.	8,790	531,443
Titan International, Inc.	15,800	284,084
Wabash National Corp.	71,177	879,036
Total Machinery		4,832,501

Metals & Mining - 0.2%
US Silica Holdings, Inc.	23,770	810,795
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc.	58,170	307,719
Green Plains Renewable Energy, Inc.	5,100	98,889
Neste Oil OYJ	15,000	296,533
Renewable Energy Group, Inc.	22,400	256,704
Total Oil, Gas & Consumable Fuels		959,845

Personal Products - 0.2%
USANA Health Sciences, Inc.	7,660	578,943
Pharmaceuticals - 1.2%
Eisai Co. Ltd	15,100	584,299
Galenica AG	250	251,667
Orexo AB	8,000	203,985
Perrigo Co Plc	5,900	905,414

Questcor Pharmaceuticals, Inc.	21,820	1,188,099
Valeant Pharmaceuticals International, Inc.	7,000	821,800
Total Pharmaceuticals		3,955,264

Professional Services - 0.3%
Huron Consulting Group, Inc.	16,836	1,055,954
Real Estate Investment Trusts (REITs) - 2.8%
Apartment Investment & Management Co.	19,559	506,774
Colony Financial, Inc.	79,376	1,610,539
CoreSite Realty Corp.	13,620	438,428
Corrections Corp. of America	6,000	192,420
Government Properties Income Trust	29,003	720,725
RAIT Financial Trust	214,327	1,922,513
Redwood Trust, Inc.	138,756	2,687,704
Tanger Factory Outlet Centers	19,728	631,690
Washington Real Estate Investment Trust	26,611	621,633
Total Real Estate Investment Trusts (REITs)		9,332,426

Road & Rail - 0.3%
Hertz Global Holdings, Inc.	29,110	833,128
Semiconductors & Semiconductor Equipment - 1.3%
First Solar, Inc.	7,650	417,996
Intel Corp.	117,615	3,053,285
NVE Corp.	11,170	650,988
Total Semiconductors & Semiconductor Equipment		4,122,269

Software - 0.7%
FleetMatics Group PLC	6,805	294,316
MicroStrategy, Inc.	514	63,860
NQ Mobile, Inc. - ADR	6,900	101,430
Open Text Corp.	17,670	1,624,933
Silver Spring Networks, Inc.	13,010	273,210
Total Software		2,357,749

Specialty Retail - 0.9%
CarMax, Inc.	18,800	883,976
Haverty Furniture Cos., Inc.	28,681	897,715
Hibbett Sports, Inc.	10,754	722,777
The Children's Place Retail Stores, Inc.	10,795	614,991
Total Specialty Retail		3,119,459

Textiles, Apparel & Luxury Goods - 0.8%

Carter's, Inc.	17,282	1,240,675
Lululemon Athletica, Inc.	13,161	776,894
Steven Madden, Ltd.	14,301	523,273
Total Textiles, Apparel & Luxury Goods		2,540,842

Thrifts & Mortgage Finance - 0.5%
People's United Financial, Inc.	84,826	1,282,569
Radian Group, Inc.	22,440	316,853
Total Thrifts & Mortgage Finance		1,599,422

Trading Companies & Distributors - 0.5%
TAL International Group, Inc.	7,080	406,038
WESCO International, Inc.	13,590	1,237,641
Total Trading Companies & Distributors		1,643,679

TOTAL COMMON STOCKS (Proceeds $87,929,266)		$94,155,772

EXCHANGE TRADED FUNDS - 4.7%
Consumer Staples Select Sector SPDR Fund	63,356	2,723,041
Industrial Select Sector SPDR Fund	36,671	1,916,426
SPDR S&P 500 Trust ETF	21,177	3,910,757
SPDR S&P Retail ETF	25,922	2,283,728
iPATH S&P 500 VIX Short-Term Futures ETN	1,750	74,463
iShares MSCI Australia ETF	7,000	170,590
iShares MSCI South Korea Capped ETF	10,000	646,700
Market Vectors Semiconductor ETF	5,386	228,528
ProShares UltraPro Short Russell2000	3,700	39,775
SPDR S&P Oil & Gas Exploration & Production ETF	7,551	517,470
Technology Select Sector SPDR Fund	19,391	693,034
Health Care Select Sector SPDR Fund	12,600	698,544
Materials Select Sector SPDR Fund	30,227	1,397,092
TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,706,173)		$15,300,148

CLOSED-END FUNDS - 0.6%
Capital Markets - 0.6%
Apollo Investment Corp.	224,738	1,905,778
TOTAL CLOSED-END FUNDS (Proceeds $1,919,268)		$1,905,778

Total Securities Sold Short (Proceeds $104,554,707) - 33.6%		$111,361,698

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Swap Contracts
December 31, 2013

		Pay/Receive					Unrealized
		Total Return on	Termination	Financing		Notional	Appreciation/
Counterparty	Reference Entity	Reference Entity	Date	Rate	Quantity	Value	(Depreciation)

LONG TOTAL RETURN SWAP CONTRACTS

BNP Paribas SA	Eclat Textile Company Ltd.	Receive	1/2/2015	0.915%	23,000	$261,317	$(2,019)

BNP Paribas SA	Eclat Textile Company Ltd.	Receive	2/2/2015	0.917%	4,000	45,292	(197)

BNP Paribas SA	Eclat Textile Company Ltd.	Receive	3/2/2015	0.920%	8,000	88,765	1,426

BNP Paribas SA	Hermes Microvision, Inc.	Receive	1/2/2015	0.915%	9,300	289,778	12,280

BNP Paribas SA	Hermes Microvision, Inc.	Receive	2/2/2015	0.918%	2,600	82,232	2,214

BNP Paribas SA	Hermes Microvision, Inc.	Receive	2/2/2015	0.915%	9,300	88,492	2,450

BNP Paribas SA	Hermes Microvision, Inc.	Receive	2/2/2015	0.917%	4,000	128,195	1,724

BNP Paribas SA	ST Shine Optical Co. Ltd.	Receive	1/2/2015	0.915%	6,200	184,899	(7,866)

BNP Paribas SA	ST Shine Optical Co. Ltd.	Receive	2/2/2015	0.918%	1,700	50,925	(2,384)

BNP Paribas SA	ST Shine Optical Co. Ltd.	Receive	2/2/2015	0.917%	2,100	58,577	1,386

BNP Paribas SA	ST Shine Optical Co. Ltd.	Receive	3/2/2015	0.920%	5,000	142,345	423

BNP Paribas SA	King Slide Works Co. Ltd.	Receive	2/2/2015	0.819%	35,500	376,031	24,190

BNP Paribas SA	King Slide Works Co. Ltd.	Receive	2/2/2015	0.917%	10,000	112,310	428

Total Long Total Return Swap Contracts							$34,055

SHORT TOTAL RETURN SWAP CONTRACTS

BNP Paribas	Standerd Chartered PLC	Pay	2/2/2015	0.089%	7,000	(166,986)	(10,930)

Total Short Total Return Swap Contracts							$(10,930)

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Assets			Liabilities
Derivatives	Description		Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	*	$353,168
Written Options				Written option contracts, at fair value	-
Swap Contracts	Unrealized gain on swap contracts		46,521	Unrealized loss on swap contracts	23,396
Total			$399,689		$23,396

* Included in investments, at fair value as reported on the Statements of Assets and Liabilities.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2013:
Amount of Realized Gain (Loss) on Derivatives

Derivatives
Equity Contracts:

Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(360,183)
Written Options	979,962
Swap Contracts	-

Total Realized Loss on Derivatives	$619,779

Change in Unrealized Appreciation (Depreciation) on Derivatives

Derivatives
Equity Contracts:

Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$242,996
Written Options	(42,762)
Swap Contracts	23,125
Total Equity Contracts	$223,359

The average quarterly fair value of purchased and written options during the period ended December 31, 2013 were as follows:

Purchased options	$656,181
Written options	$134,741

The average quarterly notional amounts of swaps during the period ended December 31, 2013 were as follows:

Swaps	$519,036

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$236,693,463	$-	$-	(1)	$236,693,463
Purchased Options	353,168	-	-		353,168
Money Market Funds	99,423,739	-	-		99,423,739
Total Long Investments in Securities	$336,470,370	$-	$-		$336,470,370

Securities Sold Short:
Common Stocks	$94,155,772	$-	$-		$94,155,772
Exchange Traded Funds	15,300,148	-	-		15,300,148
Closed-End Funds	1,905,778	-	-		1,905,778
Total Securities Sold Short	$111,361,698	$-	$-		$111,361,698

Other Financial Instruments
Total Return Swap Buy Contracts	$-	$34,055	$-		$34,055
Total Return Swap Sell Contracts	-	(10,930)	-		(10,930)
Total Other Financial Instruments	$-	$23,125	$-		$23,125

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Paper & Forest Products	$-
$-

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of December 31, 2013:

Assets:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Total Return Swap Contracts	46,521	-	46,521	46,521	-	-
	$46,521	$-	$46,521	$46,521	$-	$-

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Total Return Swap Contracts	23,396	-	23,396	23,396	-	-
	$23,396	$-	$23,396	$23,396	$-	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Schedule of Investments
December 31, 2013
	Shares	Fair Value
COMMON STOCKS - 33.2%
Communications Equipment - 1.3%
Infinera Corp. (a)	22,147	$216,598
QUALCOMM, Inc.	7,021	521,309
Ubiquiti Networks, Inc.	10,522	483,591
Total Communications Equipment		1,221,498

Energy Equipment & Services - 2.4%
Weatherford International Ltd. (a)	145,060	2,246,980
Food Products - 2.5%
TreeHouse Foods, Inc. (a)	33,020	2,275,739
Health Care Providers & Services - 2.7%
VCA Antech, Inc. (a)	80,630	2,528,557
Household Durables - 4.9%
Helen of Troy Ltd. (a)	43,130	2,135,366
MDC Holdings, Inc.	73,520	2,370,285
Total Household Durables		4,505,651

Insurance - 0.3%
MetLife, Inc.	10,230	322,654
Internet Software & Services - 2.1%
Equinix, Inc. (a)	1,766	313,377
Google, Inc. (a)	639	716,134
Responsys, Inc. (a)	9,055	248,197
Yahoo!, Inc. (a)	15,960	645,422
Total Internet Software & Services		1,923,130

IT Services - 0.6%
Cognizant Technology Solutions Corp. (a)	1,932	195,093
EPAM Systems, Inc. (a)	4,402	153,806
iGATE Corp.	4,829	193,933
Total IT Services		542,832

Machinery - 2.4%
Harsco Corp.	80,590	2,258,938
Media - 0.9%
Scripps Networks Interactive, Inc.	5,045	435,938
Sirius XM Holdings, Inc. (a)	115,428	402,844
Total Media		838,782

Metals & Mining - 2.4%
Coeur Mining, Inc. (a)	202,120	2,193,002
Professional Services - 0.5%
WageWorks, Inc. (a)	8,237	489,607
Semiconductors & Semiconductor Equipment - 3.9%
Applied Micro Circuits Corp. (a)	11,747	157,175
Exar Corp. (a)	21,961	258,920
Integrated Device Technology, Inc. (a)	38,833	395,708
Micron Technology, Inc. (a)	10,233	222,670

NVIDIA Corp.	148,732	2,382,687
PLX Technology, Inc. (a)	33,435	220,002
Total Semiconductors & Semiconductor Equipment		3,637,162

Software - 4.1%
CA, Inc.	61,430	2,067,120
CommVault Systems, Inc. (a)	3,120	233,626
Compuware Corp.	19,300	216,353
Infoblox, Inc. (a)	10,375	342,582
Qualys, Inc. (a)	13,795	318,802
ServiceNow, Inc. (a)	3,491	195,531
Splunk, Inc. (a)	6,584	452,123
Total Software		3,826,137

Specialty Retail - 2.2%
Stage Stores, Inc.	93,250	2,072,015
TOTAL COMMON STOCKS (Cost $26,187,843)		$30,882,684

CONVERTIBLE PREFERRED STOCKS - 1.7%
Real Estate Investment Trusts (REITs) - 1.0%
Weyerhaeuser Co.
6.375%, 07/01/2016	15,610	874,784
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp.
4.500%, 11/01/2016 (a)	6,755	675,770
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,515,013)		$1,550,554

	Principal
	Amount
CONVERTIBLE BONDS - 41.9%
Aerospace & Defense - 0.8%
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035	$635,000	764,778
Air Freight & Logistics - 0.5%
AirTran Holdings, Inc.
5.250%, 11/01/2016	305,000	515,831
Automobiles - 0.8%
Tesla Motors, Inc.
1.500%, 06/01/2018	550,000	761,063
Biotechnology - 1.7%
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/2020	420,000	449,138
Incyte Corp. Ltd.
1.250%, 11/15/2020 (Acquired 12/03/2013 through 12/04/2013, Cost $391,453) (b)	340,000	412,462
Medivation, Inc.
2.625%, 04/01/2017	500,000	730,000
Total Biotechnology		1,591,600

Capital Markets - 0.8%
Walter Investment Management Corp.
4.500%, 11/01/2019	730,000	729,088
Communications Equipment - 2.5%
Ciena Corp.
4.000%, 12/15/2020	760,000	1,118,150
Ixia

3.000%, 12/15/2015	630,000	678,825
JDS Uniphase Corp.
0.625%, 08/15/2033 (Acquired 09/27/2013, Cost $535,689) (b)	500,000	501,250
Total Communications Equipment		2,298,225

Computers & Peripherals - 0.6%
SanDisk Corp.
0.500%, 10/15/2020 (Acquired 10/24/2013 through 10/28/2013, Cost $603,108) (b)	594,000	588,060
Consumer Finance - 1.3%
DFC Global Corp.
3.250%, 04/15/2017	720,000	642,600
Portfolio Recovery Associates, Inc.
3.000%, 08/01/2020 (Acquired 08/08/2013 through 10/03/2013, Cost $572,968) (b)	510,000	558,769
Total Consumer Finance		1,201,369

Diversified Telecommunication Services - 0.4%
Cogent Communications Group, Inc.
1.000%, 06/15/2027	360,000	373,500
Electrical Equipment - 0.9%
General Cable Corp.
4.500%, 11/15/2029 (c)	760,000	812,725
Electronic Equipment, Instruments & Components - 0.5%
InvenSense, Inc.
1.750%, 11/01/2018 (Acquired 11/12/2013 through 11/13/2013, Cost $394,851) (b)	380,000	442,937
Energy Equipment & Services - 1.5%
Bristow Group, Inc.
3.000%, 06/15/2038	480,000	588,600
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019	680,000	806,225
Total Energy Equipment & Services		1,394,825

Health Care Equipment & Supplies - 1.8%
HeartWare International, Inc.
3.500%, 12/15/2017	565,000	678,000
Hologic, Inc.
2.000%, 12/15/2037 (c)	650,000	757,656
Wright Medical Group, Inc.
2.000%, 08/15/2017	190,000	253,294
Total Health Care Equipment & Supplies		1,688,950

Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	520,000	617,500
Healthways, Inc.
1.500%, 07/01/2018 (Acquired 07/02/2013 through 11/07/2013, Cost $770,639) (b)	750,000	743,437
WellPoint, Inc.
2.750%, 10/15/2042	520,000	703,950
Total Health Care Providers & Services		2,064,887

Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc.
1.250%, 07/01/2020 (Acquired 12/04/2013 through 12/18/2013, Cost $982,985) (b)	890,000	999,025
Medidata Solutions, Inc.
1.000%, 08/01/2018 (Acquired 08/29/2013 through 09/18/2013, Cost $794,597) (b)	750,000	956,719
Total Health Care Technology		1,955,744

Hotels, Restaurants & Leisure - 1.0%
MGM Resorts International
4.250%, 04/15/2015	647,000	889,625
Household Durables - 0.5%
Jarden Corp.
1.875%, 09/15/2018	300,000	423,750
Internet & Catalog Retail - 1.3%
Ctrip.com International Ltd.
1.250%, 10/15/2018 (Acquired 11/07/2013, Cost $391,031) (b)	380,000	375,725
priceline.com, Inc.
1.000%, 03/15/2018	580,000	799,675
Total Internet & Catalog Retail		1,175,400

Internet Software & Services - 1.8%
Dealertrack Technologies, Inc.
1.500%, 03/15/2017	284,000	392,630
Qihoo 360 Technology Co. Ltd.
2.500%, 09/15/2018 (Acquired 10/18/2013 through 10/22/2013, Cost $309,888) (b)	265,000	282,556
SINA Corp.
1.000%, 12/01/2018 (Acquired 11/15/2013 through 12/04/2013, Cost $606,189) (b)	610,000	619,532
Yahoo, Inc.
0.000%, 12/01/2018 (Acquired 11/21/2013, Cost $410,000) (b)(e)	410,000	423,581
Total Internet Software & Services		1,718,299

IT Services - 0.7%
CSG Systems International, Inc.
3.000%, 03/01/2017 (Acquired 02/08/2013 through 08/06/2013, Cost $490,825) (b)	455,000	609,416
Machinery - 0.4%
Navistar International Corp.
3.000%, 10/15/2014	335,000	342,537
Media - 0.3%
Live Nation Entertainment, Inc.
2.875%, 07/15/2027	310,000	314,650
Metals & Mining - 2.0%
Kaiser Aluminum Corp.
4.500%, 04/01/2015	560,000	834,750
RTI International Metals, Inc.
1.625%, 10/15/2019	980,000	1,029,613
Total Metals & Mining		1,864,363

Oil, Gas & Consumable Fuels - 3.2%
Chesapeake Energy Corp.
2.500%, 05/15/2037	585,000	593,775
Cobalt International Energy, Inc.
2.625%, 12/01/2019	1,055,000	933,016
Energy XXI Bermuda Ltd.
3.000%, 12/15/2018 (Acquired 11/19/2013 through 11/20/2013, Cost $395,549) (b)	395,000	388,828
Goodrich Petroleum Corp.
5.000%, 10/01/2032 (Acquired 08/27/2013 through 10/09/2013, Cost $570,640) (b)	520,000	529,100
PDC Energy, Inc.
3.250%, 05/15/2016 (Acquired 11/16/2012 through 02/01/2013, Cost $353,916) (b)	345,000	484,078
Total Oil, Gas & Consumable Fuels		2,928,797

Pharmaceuticals - 1.4%

Auxilium Pharmaceuticals, Inc.
1.500%, 07/15/2018	225,000	248,906
Salix Pharmaceuticals Ltd.
1.500%, 03/15/2019	725,000	1,080,703
Total Pharmaceuticals		1,329,609

Real Estate Investment Trusts (REITs) - 0.4%
iStar Financial, Inc.
3.000%, 11/15/2016	255,000	348,075
Semiconductors & Semiconductor Equipment - 2.3%
Linear Technology Corp.
3.000%, 05/01/2027	625,000	712,500
SunPower Corp.
0.750%, 06/01/2018 (Acquired 09/09/2013 through 09/24/2013, Cost $492,078) (b)	445,000	558,753
Xilinx, Inc.
3.125%, 03/15/2037	575,000	910,297
Total Semiconductors & Semiconductor Equipment		2,181,550

Software - 4.0%
Bottomline Technologies, Inc.
1.500%, 12/01/2017	305,000	408,700
Electronic Arts, Inc.
0.750%, 07/15/2016	575,000	611,656
NetSuite, Inc.
0.250%, 06/01/2018 (Acquired 11/13/2013 through 12/30/2013, Cost $433,906) (b)	395,000	435,488
Salesforce.com, Inc.
0.250%, 04/01/2018 (Acquired 06/05/2013 through 10/04/2013, Cost $1,106,767) (b)	1,100,000	1,195,562
Take-Two Interactive Software, Inc.
1.000%, 07/01/2018	335,000	357,403
Workday, Inc.
0.750%, 07/15/2018 (Acquired 06/12/2013 through 09/13/2013, Cost $692,628) (b)	645,000	756,666
Total Software		3,765,475

Specialty Retail - 0.6%
Group 1 Automotive, Inc.
2.250%, 06/15/2036 (c)	425,000	537,359
Textiles, Apparel & Luxury Goods - 0.7%
Iconix Brand Group, Inc.
2.500%, 06/01/2016	500,000	687,187
Thrifts & Mortgage Finance - 1.1%
Radian Group, Inc.
2.250%, 03/01/2019	675,000	989,719
Trading Companies & Distributors - 1.6%
Air Lease Corp.
3.875%, 12/01/2018	585,000	785,363
Titan Machinery, Inc.
3.750%, 05/01/2019	800,000	680,000
Total Trading Companies & Distributors		1,465,363

Transportation Infrastructure - 0.2%
Aegean Marine Petroleum Network, Inc.
4.000%, 11/01/2018	150,000	157,500
TOTAL CONVERTIBLE BONDS (Cost $36,525,507)		$38,912,256

MONEY MARKET FUNDS - 22.3%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.07% (c)(d)	20,662,575	20,662,575
TOTAL MONEY MARKET FUNDS (Cost $20,662,575)		$20,662,575
Total Investments (Cost $84,890,938) - 99.1%		92,008,069

Other Assets in Excess of Liabilities - 0.9%		843,711
TOTAL NET ASSETS - 100.0%		$92,851,780

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2013, the market value of these securities total $11,861,944 which represents 12.8% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at December 31, 2013.
(d)	The rate shown is the seven day yield as of December 31, 2013.
(e)	Zero coupon bond. Effective yield is listed.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Schedule of Securities Sold Short
December 31, 2013
	Shares	Fair Value
COMMON STOCKS - 39.5%
Aerospace & Defense - 0.5%
L-3 Communications Holdings, Inc.	4,800	$512,928
Airlines - 0.2%
Southwest Airlines Co.	10,669	201,004
Automobiles - 0.5%
Tesla Motors, Inc.	3,225	484,976
Biotechnology - 1.0%
BioMarin Pharmaceutical, Inc.	2,460	172,864
Incyte Corp. Ltd.	5,100	258,213
Medivation, Inc.	8,300	529,706
Total Biotechnology		960,783

Capital Markets - 0.4%
Teton Advisors, Inc.	6	209
Walter Investment Management Corp.	10,465	370,042
Total Capital Markets		370,251

Communications Equipment - 1.9%
Ciena Corp.	29,037	694,856
Cisco Systems, Inc.	6,452	144,848
Ixia	17,722	235,880
JDS Uniphase Corp.	15,935	206,836
Polycom, Inc.	17,832	200,253
Telfonaktiebolaget LM Ericsson - ADR	19,951	244,200
Total Communications Equipment		1,726,873

Computers & Peripherals - 0.3%
NetApp, Inc.	671	27,605
SanDisk Corp.	3,835	270,521
Total Computers & Peripherals		298,126

Construction & Engineering - 1.7%
Aegion Corp.	72,265	1,581,881
Consumer Finance - 0.4%
DFC Global Corp.	11,484	131,492
Portfolio Recovery Associates, Inc.	3,960	209,246
Total Consumer Finance		340,738

Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	2,040	82,436
Electrical Equipment - 1.9%
Brady Corp.	46,805	1,447,679
General Cable Corp.	11,350	333,803
Total Electrical Equipment		1,781,482

Electronic Equipment, Instruments & Components - 0.2%
InvenSense, Inc.	3,500	72,730
Tech Data Corp.	2,356	121,570
Total Electronic Equipment, Instruments & Components		194,300

Energy Equipment & Services - 0.9%
Bristow Group, Inc.	5,135	385,433
Hornbeck Offshore Services, Inc.	8,840	435,193
Total Energy Equipment & Services		820,626

Health Care Equipment & Supplies - 0.9%
HeartWare International, Inc.	3,390	318,524
Hologic, Inc.	14,505	324,187
Wright Medical Group, Inc.	6,075	186,563
Total Health Care Equipment & Supplies		829,274

Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc.	10,125	275,197
Emeritus Corp.	74,270	1,606,460
Healthways, Inc.	21,797	334,584
WellPoint, Inc.	4,825	445,782
Total Health Care Providers & Services		2,662,023

Health Care Technology - 3.0%
Allscripts Healthcare Solutions, Inc.	36,100	558,106
Computer Programs & Systems, Inc.	27,385	1,692,667
Medidata Solutions, Inc.	8,480	513,633
Total Health Care Technology		2,764,406

Hotels, Restaurants & Leisure - 1.3%
Ignite Restaurant Group, Inc.	70,400	880,000
MGM Resorts International	12,080	284,122
Total Hotels, Restaurants & Leisure		1,164,122

Household Durables - 0.4%
Jarden Corp.	5,400	331,290
Insurance - 0.4%
MetLife, Inc.	6,260	337,539
Internet & Catalog Retail - 2.2%
Ctrip.com International Ltd. - ADR	2,666	132,287
FTD Cos, Inc.	43,632	1,421,531
priceline.com, Inc.	400	464,960
Total Internet & Catalog Retail		2,018,778

Internet Software & Services - 2.3%
Angie's List, Inc.	7,430	112,565
Dealertrack Technologies, Inc.	5,345	256,988
Dice Holdings, Inc.	13,374	96,961
Qihoo 360 Technology Co. Ltd. - ADR	1,590	130,459
Rackspace Hosting, Inc.	2,176	85,147
SINA Corp.	1,912	161,086
United Online, Inc.	75,675	1,041,288

VistaPrint NV	2,972	168,958
Yahoo!, Inc.	2,700	109,188
Total Internet Software & Services		2,162,640

IT Services - 1.4%
Accenture PLC	3,714	305,365
CACI International, Inc.	2,378	174,117
CSG Systems International, Inc.	12,855	377,937
ExlService Holdings, Inc.	6,093	168,289
Genpact Ltd.	7,058	129,655
International Business Machines Corp.	930	174,440
Total IT Services		1,329,803

Machinery - 0.1%
Navistar International Corp.	2,420	92,420
Media - 0.2%
Live Nation Entertainment, Inc.	555	10,967
Thomson Reuters Corp.	3,760	142,203
Total Media		153,170

Metals & Mining - 1.0%
Kaiser Aluminum Corp.	7,195	505,377
RTI International Metals, Inc.	13,375	457,559
Total Metals & Mining		962,936

Office Electronics - 0.3%
Xerox Corp.	20,036	243,838
Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Energy Corp.	1,653	44,862
Cobalt International Energy, Inc.	8,870	145,912
Energy XXI Bermuda Ltd.	5,860	158,572
Goodrich Petroleum Corp.	3,565	60,676
PDC Energy, Inc.	5,715	304,152
Total Oil, Gas & Consumable Fuels		714,174

Pharmaceuticals - 1.0%
Auxilium Pharmaceuticals, Inc.	5,600	116,144
Salix Pharmaceuticals Ltd.	9,425	847,685
Total Pharmaceuticals		963,829

Real Estate Investment Trusts (REITs) - 0.8%
iStar Financial, Inc.	11,915	170,027
Weyerhaeuser Co.	19,555	617,351
Total Real Estate Investment Trusts (REITs)		787,378

Semiconductors & Semiconductor Equipment - 2.5%
Aixtron SE - ADR	5,025	72,963
Freescale Semiconductor Ltd.	2,803	44,988
Intersil Corp.	4,092	46,935
Kulicke & Soffa Industries, Inc.	4,534	60,302
Linear Technology Corp.	2,900	132,095
NVIDIA Corp.	13,374	214,252

PMC - Sierra, Inc.	13,600	87,448
Rubicon Technology, Inc.	12,376	123,141
SunPower Corp.	7,300	217,613
Texas Instruments, Inc.	5,811	255,161
Ultratech, Inc.	5,480	158,920
Veeco Instruments, Inc.	762	25,078
Xilinx, Inc.	19,645	902,098
Total Semiconductors & Semiconductor Equipment		2,340,994

Software - 2.3%
Bottomline Technologies, Inc.	6,285	227,266
Electronic Arts, Inc.	4,530	103,918
FactSet Research Systems, Inc.	1,025	111,294
Informatica Corp.	3,566	147,989
NetSuite, Inc.	1,925	198,313
Oracle Corp.	9,200	351,992
Salesforce.com, Inc.	7,085	391,021
Take-Two Interactive Software, Inc.	11,000	191,070
Tangoe, Inc.	2,872	51,725
Workday, Inc.	4,035	335,551
Total Software		2,110,139

Specialty Retail - 1.6%
Group 1 Automotive, Inc.	3,257	231,312
Rent-A-Center, Inc.	38,047	1,268,487
Total Specialty Retail		1,499,799

Textiles, Apparel & Luxury Goods - 0.6%
Iconix Brand Group, Inc.	13,820	548,654
Thrifts & Mortgage Finance - 2.6%
Home Capital Group, Inc.	23,343	1,778,441
Radian Group, Inc.	47,710	673,665
Total Thrifts & Mortgage Finance		2,452,106

Trading Companies & Distributors - 0.4%
Air Lease Corp.	10,695	332,401
Titan Machinery, Inc.	4,115	73,329
Total Trading Companies & Distributors		405,730

Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	5,580	62,608
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp.	4,981	365,755
TOTAL COMMON STOCKS (Proceeds $33,975,719)		$36,659,809

EXCHANGE TRADED FUNDS - 4.3%
iShares Russell 2000 ETF	35,080	4,045,075
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,920,878)		$4,045,075

	Principal
	Amount
CORPORATE BONDS - 0.0%

Capital Markets - 0.0%
GAMCO Investors, Inc.
0.000%, 12/31/2015	$3,093	3,091
TOTAL CORPORATE BONDS (Proceeds $3,093)		$3,091

Total Securities Sold Short (Proceeds $37,899,690) - 43.8%		$40,707,975

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2013:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts

Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(7,041)
Written Options	6,397
Total	$(644)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts

Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$-
Written Options	(111,577)
Total	$(111,577)

The average quarterly market value of purchased and written options during the period ended December 31, 2013 were as follows:

Purchased options	$2,447
Written options	$4,049

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2013:

Description	Level 1	Level 2		Level 3	Total
Common Stocks	$30,882,684	$-		$-	$30,882,684
Convertible Preferred Stocks	1,550,554	-		-	1,550,554
Convertible Bonds	-	38,912,256		-	38,912,256
Money Market Funds	20,662,575	-		-	20,662,575
Total Long Investments in Securities	$53,095,813	$38,912,256		$-	$92,008,069

Securities Sold Short:
Common Stocks	$36,659,600	$209	(1)	$-	$36,659,809
Exchange Traded Funds	4,045,075	-		-	4,045,075
Corporate Bonds	-	3,091		-	3,091
Total Securities Sold Short	$40,704,675	$3,300		$-	$40,707,975

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Capital Markets	$209

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities, at value
Balance as of December 31, 2012	$174,406
Accrued discounts/premiums	(423)
Realized gain (loss)	416
Change in unrealized depreciation	(55)
Purchases	-
(Sales)	(174,344)
Transfer in and/or out of Level 3	-
Balance as of December 31, 2013	$-

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2013	$-

Transfers between levels are recognized at the end of the reporting period.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures.  The valuation procedures are implemented by the Advisor and the fund's third party administrator, which report to the Valuation Committee.  For third-party information, the fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
December 31, 2013

	Shares	Fair Value
COMMON STOCKS - 5.3%
Building Products - 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0) (a)(b)(c)	2,804	$0
Capital Markets - 0.1%
Walter Investment Management Corp. (c)	9,904	350,205
Chemicals - 0.5%
LyondellBasell Industries NV	22,398	1,798,111
Rockwood Holdings, Inc.	10,556	759,188
Total Chemicals		2,557,299

Commercial Banks - 0.9%
CIT Group, Inc.	22,582	1,177,200
Co-operative Bank PLC (a)(c)	473,234	3,467,676
Total Commercial Banks		4,644,876

Diversified Telecommunication Services - 0.4%
Fairpoint Communications, Inc. (c)	85,563	967,718
Intelsat SA (c)	38,432	866,257
Satmex Gp (Acquired 03/12/2012, Cost $15) (a)(b)(c)	8	48
Satmex Lp (Acquired 03/12/2012, Cost $150,000) (a)(b)(c)	75,000	480,000
Total Diversified Telecommunication Services		2,314,023

Hotels, Restaurants & Leisure - 0.1%
Pinnacle Entertainment, Inc. (c)	28,497	740,637
Machinery - 0.1%
Wolverine Tube, Inc. (Acquired 03/31/2009 through 09/30/2010, Cost $590,877) (a)(b)(c)	6,862	9,547
Xerium Technologies, Inc. (c)	27,015	445,477
Total Machinery		455,024

Media - 2.0%
Cablevision Systems Corp.	23,671	424,421
Clear Channel Outdoor Holdings, Inc.	31,597	320,394
DISH Network Corp. (c)	34,981	2,026,099
Gray Television, Inc. (c)	98,091	1,459,594
Journal Communications, Inc. (c)	73,874	687,767
LIN Media LLC (c)	189	5,426
Loral Space & Communications, Inc. (c)	21,699	1,757,185
Nexstar Broadcasting Group, Inc.	7,910	440,824
Sinclair Broadcast Group, Inc.	11,109	396,925
Tribune Co. (c)	44,339	3,431,838
Total Media		10,950,473

Metals & Mining - 0.0%
Thompson Creek Metals Co., Inc.	5,000	65,200
Oil, Gas & Consumable Fuels - 0.0%
Sprott Resource Corp.	10,387	22,686
Stallion Oilfield Holdings Ltd. (a)(c)	3,200	80,000
Total Oil, Gas & Consumable Fuels		102,686

Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (c)	27,198	1,508,129
Transportation Infrastructure - 0.9%

Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a)(b)(c)	9,420	2,863,573
Macquarie Infrastructure Co. LLC	36,956	2,011,515
Total Transportation Infrastructure		4,875,088

TOTAL COMMON STOCKS (Cost $23,622,707)		$28,563,640

CONVERTIBLE PREFERRED STOCKS - 0.2%
Industrial Conglomerates - 0.2%
CEVA Holdings LLC, 0.000% (Acquired 11/08/2013 through 12/42013, Cost $1,223,500) (a)(c)(d)	1,175	1,233,750
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,223,500)		$1,233,750

PREFERRED STOCKS - 1.3%
Building Products - 0.0%
Dayton Superior Corp. Preferred Units, 0.000% (Acquired 12/23/2009, Cost $454,916) (a)(b)(c)	3,115	122,848
Diversified Financial Services - 0.9%
ING Groep NV , 6.125%	96,152	2,225,919
RBS Capital Funding Trust VII, 6.080%	108,287	2,271,861
Total Diversified Financial Services		4,497,780

Insurance - 0.4%
Ambac Assurance Corp., 0.000% (Acquired 11/22/2013, Cost $356,250) (a)(c)(d)(e)	30	346,250
Ambac Assurance Corp., 0.000% (Acquired 09/16/2013, Cost $1,664,063) (a)(c)(d)(e)	150	1,731,251
Ambac Assurance Corp., 0.000% (Acquired 11/22/2013, Cost $166,250) (a)(c)(d)(e)	14	161,583
Total Insurance		2,239,084

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association, 0.000% (c)(e)	21,509	188,204
TOTAL PREFERRED STOCKS (Cost $7,205,217)		$7,047,916

	Principal
	Amount
ASSET BACKED SECURITIES - 2.1%
American Airlines Pass Through Trust
Series 2011-1, Class A, 5.250%, 01/15/2023	$192,677	203,756
Series 2013-2, Class A, 4.950%, 07/15/2024 (Acquired 07/24/2013, Cost $1,950,000) (d)	1,950,000	2,032,874
Bear Stearns Asset Backed Securities Trust
Series 2005-HE3, Class M2, 1.185%, 03/25/2035 (e)	305,379	296,373
Series 2007-HE4, Class 1A1, 0.285%, 05/25/2037 (e)(h)	85,710	82,030
British Airways PLC
Series 2013-1, Class B, 5.625%, 06/20/2020 (Acquired 06/25/2013, Cost $350,000) (d)	350,000	365,750
Series 2013-1, Class A, 4.625%, 06/20/2024 (Acquired 06/25/2013, Cost $700,000) (d)	700,000	715,750
Continental Airlines Pass Through Certificates
Series A, Class A, 4.000%, 10/29/2024	200,000	199,000
Countrywide Asset-Backed Certificates
Series 2005-1, Class AF6, 5.030%, 07/25/2035 (e)	195,674	199,519
Delta Air Lines Pass Through Trust
Series 2010-2, Class A, 4.950%, 05/23/2019	232,281	250,282
Equity One Mortgage Pass-Through Trust
Series 2002-4, Class B, 5.909%, 02/25/2033	17,703	6,284
Fannie Mae Connecticut Avenue Securities
Series 2013-CO1, Class M2, 5.415%, 10/25/2023 (Acquired 10/15/2013 through 11/05/2013, Cost $2,873,312) (d)(e)	2,795,000	2,958,870
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9, Class A3, 0.445%, 10/25/2035 (e)	2,696	2,696
Hawaiian Airlines Pass Through Certificates
Series 2013-1, Class B, 4.950%, 01/15/2022	740,000	678,950
Series 2013-1, Class A, 3.900%, 01/15/2026	325,000	301,844
Indymac Manufactured Housing Contract
Series 1998-2, Class A4, 6.640%, 08/25/2029 (e)	42,129	41,905

Long Beach Mortgage Loan Trust
Series 2005-WL1, Class M2, 0.990%, 06/25/2035 (e)	274,822	266,499
Park Place Securities, Inc.
Series 2005-WCW1, Class M1, 0.615%, 09/25/2035 (e)	400,000	375,957
Securitized Asset Backed Receivables LLC
Series 2005-FR3, Class M1, 0.870%, 04/25/2035 (e)	76,553	75,030
Soundview Home Loan Trust
Series 2006-OPT3, Class 2A3, 0.335%, 06/25/2036 (e)	312,945	278,115
Specialty Underwriting & Residential Finance Trust
Series 2005-AB1, Class M2, 0.615%, 03/25/2036 (e)	550,000	461,587
Series 2005-BC3, Class M2, 0.665%, 06/25/2036 (e)	300,000	279,088
Structured Asset Securities Corp.
Series 2005-WF3, Class B1, 2.665%, 07/25/2035 (Acquired 06/24/2010, Cost $44,397) (b)(e)	106,817	2,737
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.625%, 06/03/2025	269,073	273,109
Series 2013-1, Class A, 3.950%, 11/15/2025	250,000	243,125
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.300%, 08/15/2025	375,000	381,563
US Airways Pass Through Trust
Series 2010-1, Class A, 6.250%, 04/22/2023	419,302	458,088
Series 2011-1, Class A, 7.125%, 10/22/2023	100,985	113,861
TOTAL ASSET BACKED SECURITIES (Cost $11,188,848)		$11,544,642

MORTGAGE BACKED SECURITIES - 4.6%
Air Canada Pass Through Trust
Series 2013-1, Class B, 5.375%, 05/15/2021 (Acquired 04/24/2013, Cost $670,000) (d)	670,000	651,575
Series 2013-1, Class A, 4.125%, 05/15/2025 (Acquired 04/24/2013, Cost $335,000) (d)	335,000	326,625
Alternative Loan Trust
Series 2006-24CB, Class A22, 6.000%, 06/25/2036 (h)	439,372	374,983
Banc of America Alternative Loan Trust
Series 2006-3, Class 2CB1, 6.000%, 04/25/2036 (h)	200,275	176,980
Bear Stearns Alt-A Trust
Series 2006-2, Class 11A1, 0.605%, 04/25/2036 (e)	773,108	470,460
Series 2006-6, Class 31A1, 2.672%, 11/25/2036 (e)	181,986	133,131
Countrywide Alternative Loan Trust
Series 2005-59, Class 1A1, 0.497%, 11/20/2035 (e)	462,647	352,454
Series 2005-56, Class 1A1, 0.895%, 11/25/2035 (e)	528,865	436,646
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A3, 0.525%, 02/25/2035 (e)	492,325	430,151
Series 2005-2, Class 2A3, 0.505%, 03/25/2035 (e)	301,346	219,659
Series 2005-HYB9, Class 1A1, 2.423%, 02/20/2036 (e)(h)	357,262	284,961
Series 2006-3, Class 3A1, 0.415%, 02/25/2036 (e)	425,363	348,863
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2005-5, Class 2A4, 5.500%, 11/25/2035 (h)	530,656	415,970
Series 2007-1, Class 1A3A, 0.375%, 08/25/2037 (e)(h)	481,775	372,131
Fannie Mae Interest Strip
Series 343, Class 2, 4.500%, 10/01/2033 (g)	61,893	11,304
Fannie Mae REMICS
Series 2011-69, Class AI, 5.000%, 05/25/2018 (g)	728,719	47,621
Series 2010-105, Class IO, 5.000%, 08/25/2020 (g)	400,865	36,978
Series 2011-124, Class IC, 3.500%, 09/25/2021 (g)	438,951	38,037
Series 2008-86, Class IO, 4.500%, 03/25/2023 (g)	126,685	8,888
Series 2010-37, Class GI, 5.000%, 04/25/2025 (g)	388,130	26,343
Series 2010-121, Class IO, 5.000%, 10/25/2025 (g)	243,023	20,541
Series 2011-88, Class WI, 3.500%, 09/25/2026 (g)	394,177	54,305
Series 2008-87, Class AS, 7.485%, 07/25/2033 (e)(g)	246,495	41,081
Series 2004-66, Class SE, 6.335%, 09/25/2034 (e)(g)	147,484	29,361
Series 2005-65, Class KI, 6.835%, 08/25/2035 (e)(g)	160,423	31,906

Series 2005-89, Class S, 6.535%, 10/25/2035 (e)(g)	707,515	147,175
Series 2007-75, Class JI, 6.380%, 08/25/2037 (e)(g)	169,820	26,495
Series 2007-85, Class SI, 6.295%, 09/25/2037 (e)(g)	221,130	30,772
Series 2012-126, Class SJ, 4.835%, 11/25/2042 (e)(g)	1,483,703	204,060
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A4, 0.635%, 07/25/2036 (e)(h)	1,530,007	1,068,854
Freddie Mac REMICS
Series 3685, Class EI, 5.000%, 03/15/2019 (g)	149,509	11,072
Series 3882, Class AI, 5.000%, 06/15/2026 (g)	272,382	24,736
Series 3995, Class KI, 3.500%, 02/15/2027 (g)	1,323,753	169,280
Series 3308, Class S, 7.033%, 03/15/2032 (e)(g)	120,697	24,781
Series 2965, Class SA, 5.883%, 05/15/2032 (e)(g)	105,959	17,580
Series 3065, Class DI, 6.453%, 04/15/2035 (e)(g)	205,059	35,855
Series 3031, Class BI, 6.523%, 08/15/2035 (e)(g)	234,074	44,512
Series 3114, Class GI, 6.433%, 02/15/2036 (e)(g)	242,565	46,686
Government National Mortgage Association
Series 2011-167, Class IO, 5.000%, 12/16/2020 (g)	594,238	47,190
Series 2012-101, Class AI, 3.500%, 08/20/2027 (g)	296,305	32,515
Series 2012-103, Class IB, 3.500%, 04/20/2040 (g)	493,086	75,516
Series 2011-157, Class SG, 6.433%, 12/20/2041 (e)(g)	966,420	223,102
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4, 5.806%, 08/10/2045 (e)	4,000,000	4,392,271
GSAA Home Equity Trust
Series 2006-5, Class 2A2, 0.345%, 03/25/2036 (e)	976,895	577,265
Series 2006-9, Class A4A, 0.405%, 06/25/2036 (e)	1,753,328	1,022,283
Series 2006-17, Class A2, 0.345%, 11/25/2036 (e)	963,607	507,012
Series 2006-20, Class 2A1A, 0.215%, 12/25/2046 (e)	1,596,539	1,001,809
Impac CMB Trust
Series 2005-2, Class 1M1, 0.810%, 04/25/2035 (e)	281,323	221,139
IndyMac INDX Mortgage Loan Trust
Series 2006-AR27, Class 1A3, 0.435%, 10/25/2036 (e)	734,999	474,179
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A64, 7.500%, 08/25/2037 (h)	995,880	777,248
RALI Trust
Series 2006-QA4, Class A, 0.345%, 05/25/2036 (e)	2,284,098	1,728,208
Series 2007-QO4, Class A1A, 0.355%, 05/25/2047 (e)	363,326	281,464
Salomon Brothers Mortgage Securities VII, Inc.
Series 2000-C2, Class E, 8.193%, 07/18/2033 (e)	107,572	107,531
Springleaf Mortgage Loan Trust
Series 2013-1, Class M3, 3.790%, 06/25/2058 (Acquired 04/03/2013, Cost $349,877) (d)(e)	350,000	332,646
Series 2013-1, Class M4, 4.440%, 06/25/2058 (Acquired 04/03/2013, Cost $209,962) (d)(e)	210,000	200,101
Series 2013-2, Class M1, 3.520%, 12/25/2065 (Acquired 07/03/2013, Cost $332,314) (d)(e)	345,000	339,274
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 2A1, 2.705%, 07/25/2035 (e)	434,310	368,478
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2, 7.315%, 07/25/2023 (e)	2,340,000	2,747,357
Series 2013-DN2, Class M2, 4.418%, 11/25/2023 (e)	1,125,000	1,115,975
VOLT XX LLC
Series 2013-NPL6, Class A1, 3.625%, 03/25/2054 (Acquired 12/11/2013, Cost $746,753) (a)(d)(e)	750,000	746,775
WaMu Mortgage Pass Through Certificates
Series 2005-AR18, Class 1A1, 2.418%, 01/25/2036 (e)	85,048	79,631
Series 2007-HY6, Class 1A1, 2.193%, 06/25/2037 (e)(h)	298,809	247,791
TOTAL MORTGAGE BACKED SECURITIES (Cost $24,920,482)		$24,839,572

CONVERTIBLE BONDS - 7.5%
Automobiles - 0.8%
Tesla Motors, Inc.
1.500%, 06/01/2018	3,000,000	4,151,249

Biotechnology - 0.9%
Cubist Pharmaceuticals, Inc.
2.500%, 11/01/2017	2,000,000	4,865,000
Capital Markets - 0.2%
Walter Investment Management Corp.
4.500%, 11/01/2019	948,000	946,815
Computers & Peripherals - 0.5%
SanDisk Corp.
1.500%, 08/15/2017	2,000,000	2,947,500
Consumer Finance - 0.2%
DFC Global Corp.
3.250%, 04/15/2017	400,000	357,000
Encore Capital Group, Inc.
3.000%, 11/27/2017 (Acquired 11/21/2012 through 05/10/2013, Cost $637,469) (d)	600,000	1,006,875
Total Consumer Finance		1,363,875

Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc.
4.000%, 07/15/2020 (Acquired 07/12/2013 through 11/15/2013, Cost $1,679,522) (d)	1,620,000	1,728,338
Electrical Equipment - 0.2%
General Cable Corp.
5.000%, 11/15/2029 (e)	1,000,000	1,069,375
Energy Equipment & Services - 0.3%
Seacor Holdings, Inc.
2.500%, 12/15/2027 (Acquired 12/06/2012 through 05/03/2013, Cost $1,489,765) (d)	1,380,000	1,691,363
Health Care Equipment & Supplies - 0.4%
Insulet Corp.
3.750%, 06/15/2016	1,040,000	1,527,499
Wright Medical Group, Inc.
2.000%, 08/15/2017	860,000	1,146,488
Total Health Care Equipment & Supplies		2,673,987

Internet & Catalog Retail - 0.4%
Ctrip.com International Ltd.
1.250%, 10/15/2018 (Acquired 10/11/2013 through 10/16/2013, Cost $2,066,372) (d)	1,965,000	1,942,893
Internet Software & Services - 0.5%
Blucora, Inc.
4.250%, 04/01/2019 (Acquired 05/06/2013 through 09/17/2013, Cost $2,027,487) (d)	1,750,000	2,584,531
Media - 0.1%
Liberty Media Corp.
1.375%, 10/15/2023 (Acquired 10/10/2013 through 10/11/2013, Cost $609,115) (d)	600,000	598,875
Metals & Mining - 0.2%
RTI International Metals, Inc.
1.625%, 10/15/2019	1,000,000	1,050,625
Silver Standard Resources, Inc.
2.875%, 02/01/2033 (Acquired 01/11/2013, Cost $200,289) (d)	200,000	156,250
Total Metals & Mining		1,206,875

Oil, Gas & Consumable Fuels - 1.1%
Bill Barrett Corp.
5.000%, 03/15/2028	500,000	500,000
Chesapeake Energy Corp.
2.500%, 05/15/2037	1,460,000	1,467,300
Cobalt International Energy, Inc.
2.625%, 12/01/2019	1,670,000	1,476,906
Energy XXI Bermuda Ltd.
3.000%, 12/15/2018 (Acquired 11/19/2013 through 12/11/2013, Cost $2,544,536) (d)	2,540,000	2,500,313
Total Oil, Gas & Consumable Fuels		5,944,519

Pharmaceuticals - 0.3%
Medicines Co.
1.375%, 06/01/2017 (Acquired 06/06/2012 through 05/06/2013, Cost $1,131,197) (d)	910,000	1,368,413
Semiconductors & Semiconductor Equipment - 0.5%
Micron Technology, Inc.
2.125%, 02/15/2033 (Acquired 02/07/2013 through 09/17/2013, Cost $1,320,228) (d)	1,000,000	2,061,875
Rudolph Technologies, Inc.
3.750%, 07/15/2016 (Acquired 07/20/2011, Cost $500,000) (d)	500,000	571,250
Total Semiconductors & Semiconductor Equipment		2,633,125

Textiles, Apparel & Luxury Goods - 0.3%
Iconix Brand Group, Inc.
1.500%, 03/15/2018 (Acquired 09/17/2013, Cost $1,213,592) (d)	1,000,000	1,367,500
Tobacco - 0.3%
Vector Group Ltd.
2.500%, 01/15/2019 (e)	1,397,000	1,645,486
TOTAL CONVERTIBLE BONDS (Cost $38,083,726)		$40,729,719

CORPORATE BONDS - 46.6%
Aerospace & Defense - 0.5%
Erickson Air-Crane, Inc.
8.250%, 05/01/2020 (Acquired 12/04/2013, Cost $1,031,024) (d)	1,000,000	1,035,000
Gencorp, Inc.
7.125%, 03/15/2021 (Acquired 01/18/2013 through 08/27/2013, Cost $1,500,970) (d)	1,430,000	1,530,100
Total Aerospace & Defense		2,565,100

Air Freight & Logistics - 0.1%
CHC Helicopter SA
9.250%, 10/15/2020	500,000	538,750
Auto Components - 1.3%
Allied Specialty Vehicles, Inc.
8.500%, 11/01/2019 (Acquired 10/16/2013 through 12/04/2013, Cost $1,502,861) (d)	1,500,000	1,533,750
Chassix Holdings, Inc.
10.000%, 12/15/2018 (Acquired 12/11/2013, Cost $1,204,472) (d)	1,200,000	1,194,000
Chassix, Inc.
9.250%, 08/01/2018 (Acquired 07/17/2013 through 07/18/2013, Cost $771,880) (d)	750,000	798,750
Lear Corp.
4.750%, 01/15/2023 (Acquired 06/26/2013, Cost $314,918) (d)	340,000	318,750
Pittsburgh Glass Works LLC
8.000%, 11/15/2018 (Acquired 10/29/2013 through 12/09/2013, Cost $1,283,975) (d)	1,250,000	1,315,625
Stackpole International Intermediate/Stackpole International Powder
7.750%, 10/15/2021 (Acquired 10/01/2013 through 10/21/2013, Cost $1,932,325) (d)	1,880,000	1,955,200
Total Auto Components		7,116,075

Beverages - 0.3%
Constellation Brands, Inc.
4.250%, 05/01/2023	1,500,000	1,398,750
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021 (Acquired 12/04/2013, Cost $267,415) (d)	250,000	268,125
Total Beverages		1,666,875

Capital Markets - 0.9%
Ares Capital Corp.
4.875%, 11/30/2018	1,250,000	1,279,458
Macquaire Group Ltd.
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $747,000) (d)	750,000	746,980
Morgan Stanley

4.100%, 05/22/2023	475,000	459,682
Nuveen Investments, Inc.
9.500%, 10/15/2020 (Acquired 12/12/2013 through 12/18/2013, Cost $754,998) (d)	750,000	751,875
Walter Investment Management Corp.
7.875%, 12/15/2021 (Acquired 12/12/2013 through 12/27/2013, Cost $1,404,917) (d)	1,394,000	1,411,425
Total Capital Markets		4,649,420

Chemicals - 1.7%
Cornerstone Chemical Co.
9.375%, 03/15/2018 (Acquired 05/14/2013, Cost $881,404) (d)	827,000	870,418
Hexion US Finance Corp.
6.625%, 04/15/2020	1,575,000	1,614,374
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	500,000	519,375
9.000%, 11/15/2020	1,000,000	997,500
LSB Industries, Inc.
7.750%, 08/01/2019 (Acquired 12/04/2013, Cost $519,846) (d)	500,000	525,000
Momentive Performance Materials, Inc.
8.875%, 10/15/2020	500,000	526,250
10.000%, 10/15/2020	1,500,000	1,571,250
Perstorp Holding AB
11.000%, 08/15/2017 (Acquired 12/11/2013, Cost $528,497) (d)	500,000	532,500
TPC Group, Inc.
8.750%, 12/15/2020 (Acquired 12/10/2013 through 12/17/2013, Cost $1,068,397) (d)	1,000,000	1,062,500
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
7.375%, 05/01/2021 (Acquired 06/25/2013, Cost $656,753) (d)	650,000	693,063
Vertellus Specialties, Inc.
9.375%, 10/01/2015 (Acquired 12/04/2013, Cost $487,928) (d)	500,000	488,750
Total Chemicals		9,400,980

Commercial Banks - 1.8%
CIT Group, Inc.
5.000%, 08/01/2023	680,000	654,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.750%, 12/01/2043	1,965,000	2,083,069
Co-operative Bank PLC
11.000%, 12/20/2023 (a)	GBP 271,560	538,506
Dexia Credit Local SA

0.875%, 07/10/2017 (e)	EUR 2,100,000	2,297,507
Glitnir Banki HF
0.000%, 04/20/2014 (h)	$3,252,000	951,210
HSH Nordbank AG
1.018%, 02/14/2017 (e)	EUR 50,000	52,604

7.408%, 06/29/2049 (i)	EUR 1,880,000	788,829
Royal Bank of Scotland Group PLC
6.000%, 12/19/2023	$1,030,000	1,037,334
Standard Chartered PLC
3.950%, 01/11/2023 (Acquired 01/08/2013, Cost $499,425) (d)	500,000	463,761
Wells Fargo & Co.
5.375%, 11/02/2043	1,000,000	1,024,006
Total Commercial Banks		9,891,326

Commercial Services & Supplies - 0.9%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (Acquired 06/18/2013 through 06/25/2013, Cost $684,866) (d)	680,000	736,100
Casella Waste Systems, Inc.

7.750%, 02/15/2019	750,000	768,750
The ADT Corp.
6.250%, 10/15/2021 (Acquired 09/24/2013 through 09/25/2013, Cost $1,256,193) (d)	1,240,000	1,302,000
3.500%, 07/15/2022	880,000	765,998
TMS International Corp.
7.625%, 10/15/2021 (Acquired 10/04/2013, Cost $1,258,001) (d)	1,258,000	1,336,625
Total Commercial Services & Supplies		4,909,473

Communications Equipment - 0.9%
Avaya, Inc.
10.500%, 03/01/2021 (Acquired 08/09/2013 through 11/20/2013, Cost $3,098,414) (d)	3,695,000	3,528,724
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 11/14/2013, Cost $180,295) (d)	164,000	179,785
Monitronics International, Inc.
9.125%, 04/01/2020 (Acquired 04/24/2012 through 07/08/2013, Cost $1,271,242) (d)	1,250,000	1,325,000
Total Communications Equipment		5,033,509

Computers & Peripherals - 0.2%
Lexmark International, Inc.
5.125%, 03/15/2020	760,000	778,961
NCR Corp.
5.875%, 12/15/2021 (Acquired 12/05/2013, Cost $205,000) (d)	205,000	208,844
Seagate HDD Cayman
3.750%, 11/15/2018 (Acquired 10/31/2013, Cost $295,000) (d)	295,000	298,319
Total Computers & Peripherals		1,286,124

Construction & Engineering - 0.3%
Catalent Pharma Solutions, Inc.
7.875%, 10/15/2018	800,000	814,000
Toll Bros Finance Corp.
4.000%, 12/31/2018	545,000	554,538
URS Corp.
3.850%, 04/01/2017 (Acquired 03/08/2012, Cost $499,310) (d)	500,000	509,363
Total Construction & Engineering		1,877,901

Construction Materials - 0.2%
Rain CII Carbon LLC/CII Carbon Corp.
8.250%, 01/15/2021 (Acquired 12/04/2013, Cost $770,546) (d)	750,000	765,000
US Concrete, Inc.
8.500%, 12/01/2018 (Acquired 12/05/2013 through 12/17/2013, Cost $512,411) (d)	500,000	511,250
Total Construction Materials		1,276,250

Consumer Finance - 0.8%
Ally Financial, Inc.
2.750%, 01/30/2017	1,500,000	1,505,625
4.750%, 09/10/2018	1,800,000	1,883,250
SLM Corp.
6.250%, 01/25/2016	750,000	810,000
Total Consumer Finance		4,198,875

Containers & Packaging - 0.8%
BakerCorp International, Inc.
8.250%, 06/01/2019 (Acquired 08/30/2011, Cost $479,042) (d)	500,000	498,750
Ball Corp.
5.000%, 03/15/2022	1,500,000	1,485,000
Packaging Corp. of America
4.500%, 11/01/2023	460,000	461,202
Reynolds Group Issuer LLC

8.250%, 02/15/2021 (e)	500,000	533,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
8.750%, 02/01/2019 (Acquired 01/24/2013 through 12/18/2013, Cost $1,381,199) (d)	1,350,000	1,393,875
Total Containers & Packaging		4,372,577

Diversified Consumer Services - 0.3%
Darling Escrow Corp.
5.375%, 01/15/2022 (Acquired 12/18/2013, Cost $390,000) (d)	390,000	392,925
Travelport LLC/Travelport Holdings, Inc. PIK
13.875%, 03/01/2016 (Acquired 12/05/2013, Cost $265,260) (d)	250,000	265,000
11.875%, 09/01/2016	750,000	761,250
Total Diversified Consumer Services		1,419,175

Diversified Financial Services - 4.3%
Ambac Assurance Corp.
5.100%, 06/07/2020 (Acquired 03/04/2013 through 10/22/2013, Cost $2,326,351) (d)(h)	2,799,000	2,533,094
BBVA US Senior SAU
4.664%, 10/09/2015	1,250,000	1,314,098
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (Acquired 03/25/2013, Cost $746,873) (d)	750,000	737,262
Citigroup, Inc.
3.875%, 10/25/2023	1,500,000	1,474,586
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011 through 07/31/2012, Cost $715,468) (d)	710,000	594,625
Discover Bank
4.200%, 08/08/2023	665,000	655,896
DriveTime Automotive Group, Inc./DT Acceptance Corp.
12.625%, 06/15/2017	1,259,000	1,391,195
General Electric Capital Corp.
5.250%, 06/29/2049 (e)	1,000,000	940,000
Glencore Funding LLC
4.125%, 05/30/2023 (Acquired 05/22/2013 through 06/27/2013, Cost $1,445,122) (d)	1,500,000	1,401,772
ING US, Inc.
5.700%, 07/15/2043	650,000	679,117
5.650%, 05/15/2053 (e)	700,000	680,750
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.375%, 04/01/2020 (Acquired 03/19/2013 through 07/11/2013, Cost $1,224,303) (d)	1,240,000	1,289,600
JPMorgan Chase & Co.
6.000%, 12/29/2049 (e)	1,600,000	1,530,000
KeHE Distributors LLC/KeHE Finance Corp.
7.625%, 08/15/2021 (Acquired 07/30/2013 through 08/09/2013, Cost $1,264,497) (d)	1,250,000	1,325,000
KKR Group Finance Co. II LLC
5.500%, 02/01/2043 (Acquired 01/25/2013, Cost $790,848) (d)	800,000	761,594
KKR Group Finance Co. LLC
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752) (d)	300,000	336,885
Lehman Brothers Holdings, Inc.
3.950%, 11/10/2009 (h)	240,000	51,000
6.200%, 09/26/2014 (h)	17,563,000	3,797,998
6.875%, 05/02/2018 (h)	2,880,000	622,800
Nationstar Mortgage LLC/Nationstar Capital Corp.
7.875%, 10/01/2020	500,000	518,750
Prospect Holding Co LLC/Prospect Holding Finance Co.
10.250%, 10/01/2018 (Acquired 09/18/2013, Cost $938,776) (d)	965,000	907,100
Telefonica Emisiones SAU
4.570%, 04/27/2023	300,000	295,826
Total Diversified Financial Services		23,838,948

Diversified Telecommunication Services - 1.5%

Altice Financing SA
6.500%, 01/15/2022 (Acquired 12/05/2013, Cost $789,000) (d)	789,000	796,890
CenturyLink, Inc.
6.750%, 12/01/2023	420,000	425,250
Frontier Communications Co.
7.875%, 01/15/2027	250,000	240,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (Acquired 05/21/2013 through 09/20/2013, Cost $3,342,665) (d)	3,442,000	3,274,203
Satelites Mexicanos SA de CV
9.500%, 05/15/2017	1,698,000	1,825,350
Verizon Communications, Inc.
6.550%, 09/15/2043	1,585,000	1,854,385
Total Diversified Telecommunication Services		8,416,078

Electric Utilities - 0.7%
Energy Future Intermediate Holding Co LLC/EFIH Finance, Inc.
11.000%, 10/01/2021	500,000	556,250
12.250%, 03/01/2022 (Acquired 09/19/2013 through 11/08/2013, Cost $2,886,040) (d)(e)	2,543,000	2,988,025
Total Electric Utilities		3,544,275

Electronic Equipment, Instruments & Components - 0.3%
Flextronics International Ltd.
5.000%, 02/15/2023 (Acquired 07/30/2013 through 08/27/2013, Cost $1,213,636) (d)	1,250,000	1,171,875
Kemet Corp.
10.500%, 05/01/2018	250,000	246,875
Total Electronic Equipment, Instruments & Components		1,418,750

Energy Equipment & Services - 1.0%
Era Group, Inc.
7.750%, 12/15/2022	760,000	782,800
Hercules Offshore, Inc.
7.500%, 10/01/2021 (Acquired 12/04/2013, Cost $335,389) (d)	318,000	337,080
Petrofac Ltd.
3.400%, 10/10/2018 (Acquired 10/03/2013, Cost $483,191) (d)	485,000	488,470
Seadrill Ltd.
6.125%, 09/15/2020 (Acquired 09/20/2013, Cost $1,360,000) (d)	1,360,000	1,356,600
SESI LLC
7.125%, 12/15/2021	1,700,000	1,895,500
Unit Corp.
6.625%, 05/15/2021	690,000	727,950
Total Energy Equipment & Services		5,588,400

Food & Staples Retailing - 0.3%
BI-LO LLC/BI-LO Finance Corp. PIK
8.625%, 09/15/2018 (Acquired 09/17/2013 through 09/19/2013, Cost $1,025,537) (d)	1,020,000	1,065,899
CVS Caremark Corp.
5.300%, 12/05/2043	300,000	310,249
Delhaize Group SA
4.125%, 04/10/2019	500,000	514,021
Total Food & Staples Retailing		1,890,169

Food Products - 0.3%
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (Acquired 03/22/2013, Cost $680,000) (d)	680,000	657,900
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 12/05/2013, Cost $268,020) (d)	250,000	265,313
Simmons Foods, Inc.
10.500%, 11/01/2017 (Acquired 12/04/2013, Cost $530,826) (d)	500,000	531,250

Total Food Products		1,454,463

Health Care Equipment & Supplies - 0.3%
Accellent, Inc.
10.000%, 11/01/2017	750,000	774,375
Edwards Lifesciences Corp.
2.875%, 10/15/2018	700,000	695,915
Total Health Care Equipment & Supplies		1,470,290

Health Care Providers & Services - 0.2%
Select Medical Corp.
6.375%, 06/01/2021	500,000	488,750
Tenet Healthcare Corp.
6.000%, 10/01/2020 (Acquired 09/25/2013, Cost $257,576) (d)	250,000	260,938
8.125%, 04/01/2022	500,000	538,750
Total Health Care Providers & Services		1,288,438

Hotels, Restaurants & Leisure - 2.3%
Caesars Entertainment Operating Co., Inc.
10.750%, 02/01/2016	750,000	603,750
11.250%, 06/01/2017 (Acquired 08/14/2013 through 09/18/2013, Cost $2,822,311) (d)	2,706,000	2,753,355
5.750%, 10/01/2017	2,140,000	1,540,800
9.000%, 02/15/2020	1,500,000	1,458,750
Isle Of Capri Casinos, Inc.
8.875%, 06/15/2020	500,000	533,750
MGM Resorts International
5.250%, 03/31/2020	1,000,000	992,500
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (Acquired 08/06/2013, Cost $770,000) (d)	770,000	829,675
MTR Gaming Group, Inc.
11.500%, 08/01/2019	480,000	533,400
Paris Las Vegas Holding LLC/Harrahs Las Vegas LLC
8.000%, 10/01/2020 (Acquired 09/27/2013 through 12/27/2013, Cost $1,891,672) (d)	1,858,000	1,932,320
PNK Finance Corp.
6.375%, 08/01/2021 (Acquired 07/30/2013, Cost $1,002,153) (d)	1,000,000	1,022,500
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (Acquired 12/10/2013, Cost $299,625) (d)	300,000	297,000
Total Hotels, Restaurants & Leisure		12,497,800

Household Durables - 0.1%
Beazer Homes USA, Inc.
7.500%, 09/15/2021 (Acquired 12/04/2013, Cost $509,950) (d)	500,000	517,500
WCI Communities, Inc.
6.875%, 08/15/2021 (Acquired 12/04/2013, Cost $247,500) (d)	250,000	248,750
Total Household Durables		766,250

Household Products - 0.6%
Armored Autogroup, Inc.
9.250%, 11/01/2018	2,041,000	1,964,463
First Quality Finance Co, Inc.
4.625%, 05/15/2021 (Acquired 05/09/2013 through 09/18/2013, Cost $1,122,104) (d)	1,170,000	1,111,500
Total Household Products		3,075,963

Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc.
5.875%, 06/01/2023 (Acquired 12/05/2013, Cost $472,630) (d)	500,000	472,500
Industrial Conglomerates - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.

2.875%, 01/15/2019 (Acquired 06/17/2013, Cost $409,385) (d)	410,000	404,107
Insurance - 2.2%
Basell Finance Co. BV
8.100%, 03/15/2027 (Acquired 10/21/2011 through 03/27/2013, Cost $1,627,552) (d)	1,263,000	1,594,776
Five Corners Funding Trust
4.419%, 11/15/2023 (Acquired 11/18/2013, Cost $750,000) (d)	750,000	739,292
Genworth Holdings, Inc.
4.800%, 02/15/2024	1,500,000	1,481,639
Groupama Sa

4.375%, 07/06/2050 (e)	EUR 2,100,000	2,643,416
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (Acquired 06/13/2013 through 10/23/2013, Cost $1,292,925) (d)	$1,300,000	1,255,190
MetLife, Inc.
6.400%, 12/15/2036 (e)	125,000	128,438
Pearl Group Holdings No. 1 Ltd.

6.586%, 10/25/2049 (e)	GBP 1,899,750	2,736,938
ProAssurance Corp.
5.300%, 11/15/2023	$500,000	509,372
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	700,000	707,808
Total Insurance		11,796,869

Internet Software & Services - 0.2%
Ancestry.com, Inc. PIK
9.625%, 10/15/2018 (Acquired 09/11/2013, Cost $837,540) (d)	846,000	875,610
IT Services - 0.8%
Alliance Data Systems Corp.
5.250%, 12/01/2017 (Acquired 08/27/2013, Cost $1,266,945) (d)	1,225,000	1,270,938
6.375%, 04/01/2020 (Acquired 11/20/2012 through 08/08/2013, Cost $1,566,448) (d)	1,500,000	1,571,249
Broadridge Financial Solutions, Inc.
3.950%, 09/01/2020	1,250,000	1,257,534
Total IT Services		4,099,721

Leisure Equipment & Products - 0.3%
Brunswick Corp.
4.625%, 05/15/2021 (Acquired 05/08/2013 through 09/12/2013, Cost $883,153) (d)	875,000	835,625
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 11/08/2013, Cost $1,042,031) (d)	1,057,000	1,041,145
Total Leisure Equipment & Products		1,876,770

Machinery - 0.9%
Milestone Aviation Group Ltd.
8.625%, 12/15/2017 (Acquired 12/12/2012 through 12/10/2013, Cost $2,116,945) (d)	2,020,000	2,151,300
Neff Rental LLC/Neff Finance Corp.
9.625%, 05/15/2016 (Acquired 05/06/2011 through 11/21/2012, Cost $943,084) (d)	925,000	978,188
The Manitowoc Co., Inc.
8.500%, 11/01/2020	1,480,000	1,679,800
Total Machinery		4,809,288

Marine - 0.6%
Energy XXI Gulf Coast, Inc.
7.500%, 12/15/2021 (Acquired 09/23/2013 through 12/05/2013, Cost $1,528,233) (d)	1,500,000	1,563,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, 11/15/2021 (Acquired 12/04/2013, Cost $1,023,624) (d)	1,000,000	1,020,000
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
7.375%, 01/15/2022 (Acquired 12/04/2013 through 12/17/2013, Cost $503,120) (d)	500,000	502,500

Total Marine		3,086,250

Media - 1.4%
Block Communications, Inc.
7.250%, 02/01/2020 (Acquired 07/30/2013 through 11/20/2013, Cost $1,414,497) (d)	1,325,000	1,404,499
Clear Channel Communications, Inc.
4.900%, 05/15/2015	500,000	480,000
9.000%, 12/15/2019	1,000,000	1,020,000
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	125,000	130,000
7.625%, 03/15/2020	1,125,000	1,182,656
COX Communications, Inc.
2.950%, 06/30/2023 (Acquired 11/01/2013, Cost $1,346,626) (d)	1,500,000	1,310,762
The McClatchy Co.
9.000%, 12/15/2022	500,000	550,000
Viacom, Inc.
5.850%, 09/01/2043	1,100,000	1,156,344
Videotron Ltd.
9.125%, 04/15/2018	281,000	294,348
Total Media		7,528,609

Metals & Mining - 2.3%
Aleris International, Inc.
7.625%, 02/15/2018	500,000	528,750
7.875%, 11/01/2020 (Acquired 12/11/2012 through 06/25/2013, Cost $578,026) (d)	570,000	605,625
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.500%, 12/15/2019	825,000	895,125
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (Acquired 12/04/2013 through 12/27/2013, Cost $964,088) (d)	1,000,000	945,000
FMG Resources Ltd.
6.875%, 04/01/2022 (Acquired 06/25/2013 through 09/17/2013, Cost $1,416,041) (d)	1,430,000	1,558,700
IAMGOLD Corp.
6.750%, 10/01/2020 (Acquired 11/29/2012, Cost $492,273) (d)	500,000	430,000
Molycorp, Inc.
10.000%, 06/01/2020	1,000,000	992,500
New Gold, Inc.
6.250%, 11/15/2022 (Acquired 07/11/2013 through 10/23/2013, Cost $1,712,853) (d)	1,755,000	1,697,963
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 02/01/2020	270,000	282,150
Tembec Industries, Inc.
11.250%, 12/15/2018	625,000	684,375
Thompson Creek Metals Co., Inc.
7.375%, 06/01/2018	500,000	426,250
12.500%, 05/01/2019 (Acquired 05/08/2012 through 07/11/2013, Cost $655,048) (d)	665,000	648,375
Walter Energy, Inc.
9.500%, 10/15/2019 (Acquired 12/05/2013, Cost $261,172) (d)	250,000	263,750
9.875%, 12/15/2020 (Acquired 11/16/2012 through 08/27/2013, Cost $917,738) (d)	1,000,000	865,000
8.500%, 04/15/2021	2,260,000	1,881,449
Total Metals & Mining		12,705,012

Multiline Retail - 0.4%
JC Penney Corp., Inc.
7.400%, 04/01/2037	2,750,000	2,041,875
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Finance Corp.
5.375%, 11/01/2021 (Acquired 10/24/2013, Cost $1,437,459) (d)	1,435,000	1,449,350
Arch Coal, Inc.
7.250%, 06/15/2021	500,000	382,500

Baytex Energy Corp.
6.750%, 02/17/2021	1,000,000	1,040,000
Bonanza Creek Energy, Inc.
6.750%, 04/15/2021 (Acquired 04/04/2013 through 11/12/2013, Cost $717,815) (d)	700,000	733,250
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 01/15/2022 (Acquired 12/06/2013, Cost $507,473) (d)	500,000	505,000
Comstock Resources, Inc.
9.500%, 06/15/2020	1,650,000	1,847,999
CONSOL Energy, Inc.
8.250%, 04/01/2020	1,375,000	1,488,438
Continental Resources, Inc.
8.250%, 10/01/2019	500,000	546,250
Diamondback Energy, Inc.
7.625%, 10/01/2021 (Acquired 09/16/2013 through 11/06/2013, Cost $1,557,231) (d)	1,470,000	1,550,850
Drill Rigs Holdings, Inc.
6.500%, 10/01/2017 (Acquired 11/30/2012, Cost $500,266) (d)	500,000	540,000
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
8.375%, 06/01/2019 (Acquired 12/05/2013, Cost $257,433) (d)	250,000	272,500
Foresight Energy LLC/Foresight Energy Corp.
7.875%, 08/15/2021 (Acquired 12/05/2013, Cost $517,793) (d)	500,000	513,750
Halcon Resources Corp.
9.750%, 07/15/2020 (Acquired 12/17/2013, Cost $520,579) (d)	500,000	520,625
Hiland Partners LP/Hiland Partners Finance Corp.
7.250%, 10/01/2020 (Acquired 11/21/2012 through 11/14/2013, Cost $1,200,361) (d)	1,140,000	1,222,650
Kinder Morgan, Inc.
5.625%, 11/15/2023 (Acquired 10/31/2013, Cost $825,000) (d)	825,000	798,796
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	1,540,000	1,709,400
5.500%, 02/01/2022 (Acquired 09/12/2013, Cost $352,028) (d)	370,000	368,150
Laredo Petroleum, Inc.
9.500%, 02/15/2019 (Acquired 11/02/2012 through 09/12/2013, Cost $693,721) (d)	625,000	698,438
Lightstream Resources Ltd.
8.625%, 02/01/2020 (Acquired 01/25/2012 through 12/04/2013, Cost $1,583,634) (d)	1,600,000	1,616,000
Linn Energy LLC/Linn Energy Finance Corp.
7.000%, 11/01/2019 (Acquired 12/04/2013, Cost $500,000) (d)(e)	500,000	505,000
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	500,000	540,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
9.250%, 06/01/2021	750,000	783,750
Murray Energy Corp.
8.625%, 06/15/2021 (Acquired 12/09/2013 through 12/17/2013, Cost $521,159) (d)	500,000	517,500
Northern Oil and Gas, Inc.
8.000%, 06/01/2020	1,310,000	1,372,225
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (Acquired 09/10/2013 through 09/11/2013, Cost $526,738) (d)	520,000	551,200
Resolute Energy Corp.
8.500%, 05/01/2020 (Acquired 04/20/2012 through 01/11/2013, Cost $507,908) (d)	500,000	527,500
Rosetta Resources, Inc.
5.875%, 06/01/2022	1,000,000	992,500
Samson Investment Co.
10.500%, 02/15/2020 (Acquired 12/04/2013 through 12/17/2013, Cost $543,840) (d)	500,000	545,000
Sanchez Energy Corp.
7.750%, 06/15/2021 (Acquired 12/05/2013, Cost $511,190) (d)	500,000	511,250
SandRidge Energy, Inc.
7.500%, 02/15/2023	500,000	507,500
Stone Energy Corp.
7.500%, 11/15/2022	500,000	522,500
Tesoro Corp.

9.750%, 06/01/2019	500,000	541,250
Tullow Oil PLC
6.000%, 11/01/2020 (Acquired 11/01/2013, Cost $815,300) (d)	810,000	822,150
Ultra Petroleum Corp.
5.750%, 12/15/2018 (Acquired 12/06/2013, Cost $395,000) (d)	395,000	405,863
Whiting Petroleum Corp.
5.750%, 03/15/2021	1,090,000	1,128,150
Total Oil, Gas & Consumable Fuels		28,577,284

Paper & Forest Products - 0.8%
Cenveo Corp.
8.875%, 02/01/2018	1,000,000	1,000,000
Exopack Holdings SA
7.875%, 11/01/2019 (Acquired 12/05/2013, Cost $766,742) (d)	750,000	765,000
Plastipak Holdings, Inc.
6.500%, 10/01/2021 (Acquired 09/25/2013 through 10/21/2013, Cost $1,682,175) (d)	1,630,000	1,687,050
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (Acquired 06/26/2013, Cost $490,862) (d)	500,000	492,500
Verso Paper Holdings LLC/Verso Paper, Inc.
11.750%, 01/15/2019	500,000	530,000
Total Paper & Forest Products		4,474,550

Pharmaceuticals - 0.6%
Capsugel SA PIK
7.000%, 05/15/2019 (Acquired 11/05/2013, Cost $507,348) (d)	500,000	509,375
Prestige Brands, Inc.
5.375%, 12/15/2021 (Acquired 12/03/2013, Cost $480,000) (d)	480,000	484,800
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (Acquired 10/23/2013, Cost $2,118,046) (d)	1,980,000	2,086,425
Total Pharmaceuticals		3,080,600

Professional Services - 1.2%
CEVA Group PLC
11.625%, 10/01/2016 (Acquired 05/03/2013 through 12/05/2013, Cost $2,261,406) (d)	2,185,000	2,283,325
8.375%, 12/01/2017 (Acquired 12/04/2013, Cost $263,260) (d)	250,000	261,250
inVentiv Health, Inc.
9.000%, 01/15/2018 (Acquired 12/04/2013, Cost $787,022) (d)	750,000	780,000
Southern Graphics, Inc.
8.375%, 10/15/2020 (Acquired 01/23/2013 through 08/27/2013, Cost $1,115,401) (d)	1,080,000	1,117,800
WPP Finance 2010
5.625%, 11/15/2043	2,000,000	1,979,872
Total Professional Services		6,422,247

Real Estate Investment Trusts (REITs) - 0.4%
CBL & Associates LP
5.250%, 12/01/2023	2,090,000	2,087,222
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.
4.400%, 11/15/2022	375,000	360,172
Road & Rail - 0.3%
Watco Cos. LLC/Watco Finance Corp.
6.375%, 04/01/2023 (Acquired 06/27/2013 through 09/19/2013, Cost $1,795,326) (d)	1,800,000	1,782,000
Software - 1.6%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (Acquired 08/15/2013 through 08/19/2013, Cost $1,626,755) (d)	1,590,000	1,661,550
BMC Software Finance, Inc.
8.125%, 07/15/2021 (Acquired 12/05/2013 through 12/27/2013, Cost $1,045,475) (d)	1,000,000	1,030,000
First Data Corp.

8.250%, 01/15/2021 (Acquired 12/06/2013 through 12/17/2013, Cost $799,156) (d)	750,000	797,813
12.625%, 01/15/2021	750,000	880,313
11.750%, 08/15/2021 (Acquired 06/27/2013 through 10/30/2013, Cost $3,288,577) (d)	3,367,000	3,552,184
11.750%, 08/15/2021 (Acquired 12/16/2013, Cost $517,500) (d)	500,000	527,500
Total Software		8,449,360

Specialty Retail - 1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.750%, 03/15/2020	250,000	293,125
Brown Shoe Co., Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $496,245) (d)	500,000	531,250
Michael's FinCo Holdings LLC / Michael's FinCo, Inc. PIK
7.500%, 08/01/2018 (Acquired 07/24/2013 through 07/25/2013, Cost $1,000,749) (d)	1,000,000	1,040,000
Michael's Stores, Inc.
11.375%, 11/01/2016	326,000	333,749
Neiman Marcus Group Ltd., Inc.
8.000%, 10/15/2021 (Acquired 12/05/2013 through 12/17/2013, Cost $515,566) (d)	500,000	522,500
Outerwall, Inc.
6.000%, 03/15/2019 (Acquired 05/08/2013 through 08/27/2013, Cost $1,130,558) (d)	1,100,000	1,122,000
Phosphorus Holdco PLC PIK
10.000%, 04/01/2019 (Acquired 09/18/2013, Cost $2,260,704) (d)	GBP 1,400,000	2,251,689
Rent-A-Center, Inc.
4.750%, 05/01/2021 (Acquired 07/30/2013, Cost $480,024) (d)	500,000	469,375
The Gap, Inc.
5.950%, 04/12/2021	375,000	414,365
Toys R Us, Inc.
7.375%, 10/15/2018	2,495,000	1,846,300
Total Specialty Retail		8,824,353

Textiles, Apparel & Luxury Goods - 0.3%
Industrias Unidas SA de CV
11.500%, 11/15/2016 (a)(h)	38,000	0
SIWF Merger Sub, Inc.
6.250%, 06/01/2021 (Acquired 08/09/2013 through 09/20/2013, Cost $1,876,189) (d)	1,877,000	1,893,424
Total Textiles, Apparel & Luxury Goods		1,893,424

Tobacco - 0.6%
Alliance One International, Inc.
9.875%, 07/15/2021	500,000	468,750
Altria Group, Inc.
5.375%, 01/31/2044	1,000,000	1,004,141
Vector Group Ltd.
7.750%, 02/15/2021 (Acquired 06/26/2013 through 12/05/2013, Cost $1,837,607) (d)	1,750,000	1,850,625
Total Tobacco		3,323,516

Wireless Telecommunication Services - 1.6%
Goodman Networks, Inc.
12.375%, 07/01/2018 (Acquired 05/30/2013, Cost $346,292) (d)(e)	331,000	349,205
NII International Telecom SCA
7.875%, 08/15/2019 (Acquired 11/13/2013 through 12/16/2013, Cost $2,244,193) (d)	3,000,000	2,265,000
11.375%, 08/15/2019 (Acquired 02/11/2013, Cost $337,000) (d)	337,000	281,395
Sprint Communications, Inc.
9.250%, 04/15/2022	1,375,000	1,632,812
Sprint Corp.
7.250%, 09/15/2021 (Acquired 09/04/2013, Cost $970,000) (d)	970,000	1,041,538
7.875%, 09/15/2023 (Acquired 09/04/2013 through 09/05/2013, Cost $760,614) (d)	760,000	817,000
7.125%, 06/15/2024 (Acquired 12/09/2013, Cost $507,722) (d)	500,000	507,500

T-Mobile USA, Inc.
6.500%, 01/15/2024	1,360,000	1,377,000
Windstream Corp.
7.750%, 10/01/2021	500,000	530,000
Total Wireless Telecommunication Services		8,801,450

TOTAL CORPORATE BONDS (Cost $248,701,625)		$253,225,023

FOREIGN GOVERNMENT AGENCY ISSUES - 0.1%
Petroleos Mexicanos
6.500%, 06/02/2041	500,000	522,500
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $497,780)		$522,500

FOREIGN GOVERNMENT NOTES/BONDS - 0.1%
Republic of Latvia
2.750%, 01/12/2020 (Acquired 12/05/2012, Cost $743,348) (d)	750,000	715,313
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $743,348)		$715,313

FOREIGN MUNICIPAL BONDS - 0.5%
Commonwealth of Puerto Rico
5.250%, 07/01/2027	55,000	37,748
4.750%, 07/01/2031	12,000	7,465
5.125%, 07/01/2031	187,000	121,223
5.375%, 07/01/2033	25,000	16,555
6.125%, 07/01/2033	40,000	28,499
6.000%, 07/01/2039	455,000	307,521
5.750%, 07/01/2041	30,000	19,656
Puerto Rico Sales Tax Financing Corp.
6.050%, 08/01/2036	130,000	102,181
5.750%, 08/01/2037	35,000	25,941
5.375%, 08/01/2039	663,000	461,680
6.350%, 08/01/2039	175,000	129,283
6.375%, 08/01/2039	220,000	173,226
5.250%, 08/01/2041	500,000	341,720
6.000%, 08/01/2042	760,000	569,316
5.250%, 08/01/2043	209,000	141,288
TOTAL FOREIGN MUNICIPAL BONDS (Cost $2,701,246)		$2,483,302

U.S. GOVERNMENT NOTES/BONDS - 0.0%
United States Treasury Bond
3.125%, 02/15/2043	227,000	194,369
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $227,730)		$194,369

U.S. GOVERNMENT TREASURY BILLS - 0.4%
United States Treasury Bills
0.064%, 04/17/2014	1,990,000	1,989,783
TOTAL U.S. GOVERNMENT TREASURY BILLS (Cost $1,989,616)		$1,989,783

BANK LOANS - 22.0%
Advanstar Term Loan 2nd Lien
9.500%, 06/05/2020 (e)	328,000	328,410
Affordable Care Term Loan 2nd Lien
10.500%, 12/26/2019 (e)	428,000	428,000
Alinta Energy Term Loan
6.375%, 08/13/2019 (e)	1,397,821	1,398,981
Alix Partners Term Loan 2nd Lien
9.000%, 07/10/2021 (e)	215,000	218,941
Alliance Laundry Systems LLC Term Loan

9.500%, 12/10/2019 (e)	226,636	229,046
Alvogen Term Loan
7.000%, 05/23/2018 (e)	641,325	647,738
Apple Leisure Term Loan 1st Lien
7.000%, 02/28/2019 (e)	258,626	259,272
7.000%, 02/28/2019 (e)	342,829	343,686
Applied Systems Hybrid Term Loan 2nd Lien
8.250%, 06/08/2017 (e)	178,000	178,223
Arcapita Bank BSC Term Loan
0.000%, 04/15/2012 (e)(h)	4,921,000	2,466,651
Archroma Term Loan B 1st Lien
9.500%, 09/30/2018 (e)	766,080	759,377
Ascend Learning Term Loan
7.000%, 05/23/2017 (e)	994,910	992,005
Ascend Performance Materials Term Loan B
6.750%, 04/10/2018 (e)	690,244	660,045
Ascensus Term Loan 2nd Lien
9.000%, 11/12/2020 (e)	718,000	728,770
Asurion Corp. Term Loan
11.000%, 09/02/2019 (e)	938,000	964,968
Asurion Corp. Term Loan B 2nd Lien
3.500%, 07/08/2020 (e)	475,156	465,853
Atlas Energy Term Loan
6.500%, 07/31/2019 (e)	708,225	724,160
Attachemate Term Loan 2nd Lien
11.000%, 11/21/2018 (e)	1,781,975	1,737,426
BATS Global Markets Term Loan B
7.000%, 12/19/2018 (e)	629,177	629,963
BJ's Warehouse Term Loan 2nd Lien
8.500%, 03/31/2020 (e)	417,000	424,819
Borgata Term Loan B 1st Lien
6.750%, 08/15/2018 (e)	643,000	645,013
Bowie Resources Term Loan 1st Lien
6.750%, 08/17/2020 (e)	1,006,263	1,008,778
Bowie Resources Term Loan 2nd Lien
11.750%, 08/16/2021 (e)	227,000	221,325
Bowlmor AMF Term Loan
8.750%, 06/28/2018 (e)	1,226,475	1,229,541
Brake Bros Ltd. Term Loan
6.499%, 03/13/2017 (e)	1,725,000	2,695,848
Brand Energy Term Loan B 1st Lien
4.750%, 11/20/2020 (e)	820,000	823,846
Brickman Group Term Loan 2nd Lien
7.500%, 12/17/2021 (e)	929,000	948,453
Caesar's Entertainment Operating Co., Inc. Term Loan 1st Lien
7.000%, 10/11/2020 (e)	3,809,000	3,785,193
Carestream Term Loan 2nd Lien
9.500%, 12/04/2019 (e)	492,000	500,610
Centaur Gaming Term Loan 2nd Lien
8.750%, 02/20/2020 (e)	669,000	685,725
CL Cunningham Lindsay Term Loan 1st Lien
5.000%, 12/10/2019 (e)	558,360	557,662
CL Cunningham Lindsay Term Loan 2nd Lien
9.250%, 06/10/2020 (e)	471,625	468,088
Coinmach Term Loan
4.250%, 11/14/2019 (e)	315,210	316,591
Coinmach Term Loan B 1st Lien
4.250%, 11/08/2019 (e)	448,000	450,800

Consolidated Precision Term Loan 2nd Lien
8.750%, 04/30/2021 (e)	617,000	626,255
Continental Building Products Term Loan 2nd Lien
8.750%, 02/26/2021 (e)	404,000	404,000
ConvergeOne Term Loan
9.250%, 05/09/2019 (e)	1,210,159	1,194,524
Cooper Gay Term Loan 2nd Lien
8.250%, 10/05/2020 (e)	327,000	315,555
Crosby Worldwide Term Loan 2nd Lien
7.000%, 11/30/2021 (e)	448,000	454,348
CTI Foods Term Loan 2nd Lien
8.250%, 06/14/2019 (e)	332,000	333,660
Del Monte Term Loan 2nd Lien
8.250%, 07/26/2021 (e)	1,863,000	1,879,301
Dell, Inc. Term Loan B 1st Lien
4.500%, 04/29/2020 (e)	4,491,000	4,499,038
Direct Chassis Link Term Loan 2nd Lien
8.500%, 11/30/2021 (a)(e)	833,000	820,505
Distribution International Term Loan
7.500%, 07/16/2019 (e)	493,520	491,052
Drew Marine Term Loan 2nd Lien
8.000%, 05/19/2021 (e)	920,000	922,300
Eastman Kodak Term Loan
7.250%, 09/03/2019 (e)	2,831,770	2,816,195
Eastman Kodak Term Loan 2nd Lien
10.750%, 07/31/2020 (e)	315,000	315,788
El Pollo Loco Term Loan 1st Lien
5.250%, 10/11/2018 (e)	404,000	404,000
El Pollo Loco Term Loan 2nd Lien
9.500%, 04/11/2019 (e)	202,000	203,010
Fairmount Minerals Term Loan B
6.250%, 09/05/2019 (e)	475,808	483,064
Fairpoint Communications, Inc. Term Loan B
7.500%, 02/14/2019 (e)	2,333,129	2,408,372
Filtration Group Term Loan 2nd Lien
8.250%, 11/15/2020 (e)	527,000	538,199
Foodco Pastries Term Loan B 1st Lien
4.500%, 09/22/2016 (a)(e)	1,431,535	1,842,182
Genesis Healthcare Term Loan
10.750%, 12/04/2017 (e)	622,385	628,608
Genex Services Term Loan 1st Lien
5.250%, 07/26/2018 (e)	816,953	821,037
Global Logic Term Loan B 1st Lien
6.250%, 12/02/2020 (e)	1,196,000	1,193,010
Global Tel Link Term Loan 2nd Lien
9.000%, 11/23/2020 (e)	1,714,000	1,624,015
Granton Resort Term Loan
9.000%, 08/14/2018 (e)	833,000	878,124
Harrah's Term Loan B-4
9.500%, 10/31/2016 (e)	1,514,649	1,523,570
Harrah's Term Loan B-5
4.429%, 01/29/2018 (e)	2,300,000	2,170,947
Harrah's Term Loan B-6
5.434%, 01/29/2018 (e)	2,669,801	2,545,762
Hemisphere Term Loan
6.250%, 07/30/2020 (e)	313,425	314,600
Horseshoe Baltimore/CBAC Term Loan B
8.250%, 07/02/2020 (e)	161,000	166,133

Houghton International Term Loan 2nd Lien
9.500%, 12/20/2020 (e)	428,000	431,210
Hoyt Term Loan 2nd Lien
8.250%, 11/30/2020 (e)	192,000	194,880
Hudson's Bay Co. Term Loan 2nd Lien
8.250%, 11/04/2021 (e)	888,000	916,860
IES International Equipment Solutions Term Loan
6.750%, 08/16/2019 (e)	344,000	340,990
Intelligrated Term Loan 2nd Lien
10.500%, 01/19/2019 (e)	335,000	340,025
Internap Term Loan 1st Lien
6.000%, 11/29/2019 (e)	1,436,000	1,428,820
Ion Media Term Loan 1st Lien
5.000%, 12/17/2020 (e)	642,000	644,677
iStar Term Loan A 2nd Lien
7.000%, 03/20/2017 (e)	28,423	29,347
Jacob's Entertainment Term Loan 2nd Lien
13.000%, 10/29/2019 (e)	389,000	389,000
Kik Custom Products Term Loan 1st Lien
5.500%, 05/23/2019 (e)	262,000	257,580
Learfield Communications, Inc. Term Loan
5.000%, 10/09/2020 (e)	403,000	407,030
Learfield Corr Term Loan
8.750%, 10/08/2021 (e)	403,000	411,060
Lightower Term Loan 2nd Lien
8.000%, 04/12/2021 (e)	535,000	538,568
Lions Gate Term Loan 2nd Lien
5.000%, 07/17/2020 (e)	393,000	393,983
Liquidnet Term Loan B
9.250%, 05/03/2017 (e)	776,738	765,086
Metrovacesa Term Loan A
1.000%, 08/04/2016 (e)	2,570,000	2,961,845
Mitchell International Term Loan 2nd Lien
8.500%, 10/01/2021 (e)	669,000	677,784
Mitchell International Term Loan B 1st Lien
4.500%, 10/01/2020 (e)	577,000	579,885
Mohegan Tribal Term Loan B 1st Lien
5.500%, 11/19/2019 (e)	1,123,000	1,139,149
Navious Maritime Term Loan
5.250%, 06/27/2018 (e)	307,230	307,998
NEP Term Loan 2nd Lien
9.500%, 01/22/2020 (e)	401,143	410,923
NES Global Term Loan
6.500%, 10/03/2019 (e)	742,000	738,290
NFR Energy Term Loan 2nd Lien
8.750%, 12/31/2018 (e)	1,750,000	1,765,313
Norcraft Term Loan 1st Lien
5.250%, 11/12/2020 (e)	957,000	961,785
NXT Capital Term Loan B
7.500%, 09/04/2018 (e)	723,188	715,956
Oxbow Carbon Term Loan 2nd Lien
8.000%, 01/17/2020 (e)	293,000	297,946
Oxea German Term Loan 2nd Lien
8.250%, 07/15/2020 (e)	246,000	250,152
Penton Media Term Loan 2nd Lien
9.000%, 10/01/2020 (e)	461,000	459,848
Pinnacle Entertainment, Inc. Term Loan B-2 12/12 1st Lien
3.750%, 08/13/2020 (e)	497,500	499,241

Pitney Bowes Term Loan 1st Lien
7.500%, 10/01/2019 (e)	498,750	501,244
Plato Learning Term Loan 2nd Lien
11.250%, 05/16/2019 (e)	306,000	306,000
Power Team Term Loan 2nd Lien
8.250%, 11/06/2020 (e)	275,000	269,500
PRA Holdings Term Loan 1st Lien
5.000%, 09/23/2020 (e)	439,898	440,443
Premier Foods PLC Term Loan 1st Lien
2.250%, 06/30/2016 (e)	1,799,101	2,822,827
Quality Home Brands Term Loan
6.750%, 06/30/2014 (e)	387,000	386,033
Quality Home Brands Term Loan PIK
6.750%, 06/30/2014 (e)	652,000	650,370
Quikrete 9/14 Cov-lite Term Loan 2nd Lien
7.000%, 03/26/2021 (e)	242,000	247,244
Ranpak Term Loan 2nd Lien
8.500%, 04/23/2020 (e)	190,000	194,750
Renaissance Learning Term Loan 1st Lien
5.000%, 11/16/2020 (e)	1,321,688	1,326,644
Renaissance Learning Term Loan 2nd Lien
8.750%, 05/14/2021 (e)	1,229,000	1,238,218
Rentpath Term Loan
6.250%, 05/29/2020 (e)	650,730	631,208
Rocket Software Term Loan 2nd Lien
10.250%, 02/08/2019 (e)	259,000	259,433
Royal Adhesives Term Loan 2nd Lien
9.750%, 01/31/2019 (e)	459,000	463,016
Schrader Term Loan 2nd Lien
10.500%, 04/29/2019 (e)	699,000	712,980
Sedgwick Term Loan 1st Lien
4.250%, 06/12/2018 (e)	907,440	911,959
Sedgwick Term Loan 2nd Lien
8.000%, 12/07/2018 (e)	1,673,000	1,700,186
Selecta Group Term Loan B 1st Lien
2.269%, 07/02/2015 (e)	1,750,000	1,829,354
Sirva Term Loan
7.500%, 03/22/2019 (e)	1,018,305	1,038,671
Sorenson Communications, Inc. Term Loan B
9.500%, 10/31/2014 (e)	3,409,320	3,449,821
Springer Science Term Loan B 2nd Lien
5.000%, 07/23/2020 (e)	2,019,938	2,026,664
Stallion Oilfield Term Loan
8.000%, 06/19/2018 (e)	796,995	812,935
Steinway Term Loan 2nd Lien
9.250%, 09/18/2020 (e)	1,015,000	1,047,988
StoneRiver Term Loan 2nd Lien
8.500%, 05/29/2020 (e)	521,929	524,538
Systems Maintenance Term Loan 2nd Lien
9.250%, 12/31/2020 (e)	493,000	488,070
Therakos Term Loan
7.500%, 12/27/2017 (e)	696,963	697,541
Therakos Term Loan 2nd Lien
11.250%, 07/18/2018 (e)	925,000	942,732
TNT Crane Term Loan 1st Lien
5.500%, 11/23/2020 (e)	428,000	423,720
Tomkins Air Distribution Term Loan B
9.250%, 05/11/2020 (e)	948,000	964,590

Trans Union Term Loan 1st Lien
4.250%, 02/10/2019 (e)	208,000	208,988
Travelport LLC Term Loan
6.250%, 06/26/2019 (e)	382,080	391,315
Tribune Company Term Loan B 1st Lien
4.000%, 11/20/2020 (e)	1,070,000	1,063,313
Trinet Term Loan 2nd Lien
8.750%, 02/20/2021 (e)	1,815,000	1,824,075
Trinet Term Loan B 1st Lien
5.000%, 08/20/2020 (e)	844,883	851,219
TriZetto Group Term Loan
4.750%, 05/02/2018 (e)	473,571	467,950
TriZetto Term Loan 2nd Lien
8.500%, 03/28/2019 (e)	817,000	780,235
Tube City Term Loan B
4.500%, 10/16/2020 (e)	691,000	695,892
TXU Energy Extended Term Loan
4.500%, 10/10/2017 (e)	635,000	438,550
Tyrol Acquisition 2 Sas Term Loan 2nd Lien
1.878%, 07/19/2016 (a)(e)	1,875,000	2,450,475
Tyrol Acquisition 2 Sas Term Loan A 1st Lien
1.880%, 01/19/2014 (a)(e)	231,745	318,813
Vertafore Term Loan 2nd Lien
9.750%, 10/30/2017 (e)	250,000	253,543
Vestcom Term Loan B
7.000%, 12/26/2018 (e)	296,758	297,128
Vince Intermediate Term Loan 1st Lien
6.000%, 11/27/2019 (e)	502,000	505,765
Websense, Inc. Term Loan 2nd Lien
8.250%, 12/18/2020 (e)	292,000	291,270
WTG Holdings Term Loan
8.500%, 12/10/2021 (e)	459,000	459,000
TOTAL BANK LOANS (Cost $117,015,853)		$119,602,402

EXCHANGE TRADED FUNDS - 0.1%	Shares
SPDR Gold Shares (c)	5,068	588,750
TOTAL EXCHANGE TRADED FUNDS (Cost $731,205)		$588,750

CLOSED-END FUNDS - 0.4%
Prudential Global Short Duration High Yield Fund, Inc.	125,279	2,173,591
TOTAL CLOSED-END FUNDS (Cost $2,160,075)		$2,173,591

OTHER SECURITIES - 0.0%
SlavInvestBank Loan Participation Notes
9.875%, 12/31/2012 (a)(c)(h)	45,000	0
Tribune Litigation Interest (a)(c)	13,789	0
TOTAL OTHER SECURITIES (Cost $58,789)		$0

WARRANTS - 0.0%
Xerium Technologies, Inc.
Expiration May 2014, Exercise Price: $19.52 (c)	28,559	14,280
TOTAL WARRANTS (Cost $12,090)		$14,280

PURCHASED OPTIONS - 0.0%	Contracts
Call Options - 0.0%
CBOE Volatility Index
Expiration January 2014, Exercise Price: $17.00 (c)	1,722	60,270
Total Call Options		60,270

Put Options - 0.0%
iShares Russell 2000 ETF
Expiration January 2014, Exercise Price: $108.00 (c)	1,050	23,100
Expiration June 2014, Exercise Price: $96.00 (c)	843	118,863
Total Put Options		141,963

TOTAL PURCHASED OPTIONS (Cost $696,653)		$202,233

MONEY MARKET FUNDS - 14.9%	Shares
STIT - Liquid Assets Portfolio
0.07% (e)(f)	81,070,809	81,070,809
TOTAL MONEY MARKET FUNDS (Cost $81,070,809)		$81,070,809
Total Investments (Cost $562,851,299) - 106.1%		576,741,594

Liabilities in Excess of Other Assets - (6.1)%		(33,132,407)
TOTAL NET ASSETS - 100.0%		$543,609,187

Percentages are stated as a percent of net assets.

EUR	Euro
GBP	British Pound Sterling

(a)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At December 31, 2013, the fair value of these securities total $17,213,782 which represents 3.2% of total net assets.

(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2013, the market value of these securities total $3,478,753 which represents 0.6% of total net assets.

(c)	Non-income producing.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2013, the market value of these securities total $168,919,709 which represents 31.1% of total net assets.

(e)	Variable Rate Security. The rate shown represents the rate at December 31, 2013.
(f)	The rate shown is the seven day yield as of December 31, 2013.
(g)
Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgages at December 31, 2013.

(h)	Default or other conditions exist and security is not presently accruing income.
(i)	Zero coupon bond. Effective yield is listed.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Securities Sold Short
December 31, 2013

COMMON STOCKS - 5.6%	Shares	Fair Value
Auto Components - 0.1%
Johnson Controls, Inc.	8,171	$419,172
Automobiles - 0.9%
Ford Motor Co.	64,381	993,399
General Motors Co.	10,773	440,292
Harley-Davidson, Inc.	8,628	597,403
Tesla Motors, Inc.	19,300	2,902,334
Total Automobiles		4,933,428

Biotechnology - 0.8%
Cubist Pharmaceuticals, Inc.	66,680	4,592,252
Communications Equipment - 0.1%
Alcatel-Lucent - ADR	83,857	368,971
Computers & Peripherals - 0.4%
SanDisk Corp.	30,500	2,151,470
Consumer Finance - 0.2%
DFC Global Corp.	11,986	137,240
Encore Capital Group, Inc.	17,480	878,545
Total Consumer Finance		1,015,785

Distributors - 0.0%
Genuine Parts Co.	2,655	220,869
Diversified Consumer Services - 0.2%
Ascent Capital Group, Inc.	11,890	1,017,308
Electrical Equipment - 0.1%
General Cable Corp.	24,150	710,252
Energy Equipment & Services - 0.2%
SEACOR Holdings, Inc.	13,530	1,233,936
Health Care Equipment & Supplies - 0.4%
Insulet Corp.	33,510	1,243,221
Wright Medical Group, Inc.	26,280	807,059
Total Health Care Equipment & Supplies		2,050,280

Internet & Catalog Retail - 0.1%
Ctrip.com International Ltd. - ADR	14,170	703,115
Internet Software & Services - 0.4%
Blucora, Inc.	69,200	2,017,872
Media - 0.1%
Liberty Media Corp.	2,540	371,983
Metals & Mining - 0.2%
AK Steel Holding Corp.	61,826	506,973
RTI International Metals, Inc.	17,700	605,517
Silver Standard Resources, Inc.	5,480	38,141
Thompson Creek Metals Co., Inc.	21,300	46,434
Total Metals & Mining		1,197,065

Multiline Retail - 0.3%
JC Penney Co., Inc.	154,505	1,413,721
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc.	16,690	274,551
Energy XXI Bermuda Ltd.	35,220	953,053
Total Oil, Gas & Consumable Fuels		1,227,604

Pharmaceuticals - 0.2%
The Medicines Co.	25,310	977,472
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc.	83,860	1,824,793
Rudolph Technologies, Inc.	30,570	358,892
Total Semiconductors & Semiconductor Equipment		2,183,685

Textiles, Apparel & Luxury Goods - 0.2%
Iconix Brand Group, Inc.	27,200	1,079,840
Tobacco - 0.1%
Vector Group Ltd.	35,997	589,271
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc.	49,797	136,942
TOTAL COMMON STOCKS (Proceeds $28,100,311)		$30,612,293

EXCHANGE TRADED FUNDS - 0.8%
iShares iBoxx $ High Yield Corporate Bond ETF	1,068	99,196
iShares iBoxx Investment Grade Corporate Bond ETF	16,500	1,884,465
SPDR S&P 500 Trust ETF	11,635	2,148,635
SPDR S&P Retail ETF	4,000	352,400
TOTAL EXCHANGE TRADED FUNDS (Proceeds $4,090,980)		$4,484,696

	Principal
CORPORATE BONDS - 1.6%	Amount
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.250%, 06/15/2021	$500,000	568,750
Chemicals - 0.2%
Ashland, Inc.
4.750%, 08/15/2022	500,000	475,000
Tronox Finance LLC
6.375%, 08/15/2020	500,000	510,000
Total Chemicals		985,000

Food & Staples Retailing - 0.1%
SUPERVALU, Inc.
6.750%, 06/01/2021	500,000	493,750
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Operating Co., Inc.
10.000%, 12/15/2018	2,000,000	960,000
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp.
7.875%, 07/31/2020	500,000	547,500
Media - 0.0%

Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	113,000	119,215
Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	357,000	304,132
Oil, Gas & Consumable Fuels - 0.3%
Connacher Oil and Gas Ltd.
8.500%, 08/01/2019	430,000	295,625
EXCO Resources, Inc.
7.500%, 09/15/2018	500,000	475,000
James River Coal Co.
7.875%, 04/01/2019	126,300	34,101
Peabody Energy Corp.
6.250%, 11/15/2021	500,000	505,000
Quicksilver Resources, Inc.
7.125%, 04/01/2016	250,000	244,375
Total Oil, Gas & Consumable Fuels		1,554,101

Software - 0.1%
First Data Corp.
12.625%, 01/15/2021	250,000	293,438
Specialty Retail - 0.1%
Best Buy Co., Inc.
5.500%, 03/15/2021	588,000	592,410
Wireless Telecommunication Services - 0.3%
NII Capital Corp.
10.000%, 08/15/2016	1,200,000	636,000
Sprint Communications, Inc.
6.000%, 11/15/2022	1,310,000	1,277,250
Total Wireless Telecommunication Services		1,913,250

TOTAL CORPORATE BONDS (Proceeds $8,609,734)		$8,331,546

FOREIGN GOVERNMENT NOTES/BONDS - 0.0%
Spain Government Bond
5.500%, 04/30/2021	301,000	459,947
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Proceeds $402,105)		$459,947

U.S. GOVERNMENT NOTES/BONDS - 0.2$
United States Treasury Note
1.750%, 05/15/2023	1,820,000	1,640,417
TOTAL U.S. GOVERNMENT NOTES/BONDS (Proceeds $1,763,765)		$1,640,417

Total Securities Sold Short (Proceeds $42,966,895) - 8.2%		$45,528,899

ADR American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Options Written
December 31, 2013
	Contracts	Fair Value
CALL OPTIONS
CBOE Volatility Index
Expiration: January 2014, Exercise Price: $20.00	1,722	$30,996
Total Call Options		30,996

PUT OPTIONS
iShares Russell 2000 ETF
Expiration: June 2014, Exercise Price: $85.00	843	48,894
Total Put Options		48,894

Total Options Written (Premiums received $276,473)		$79,890

Underlying Funds Trust
Relative Value - Long/Short Debt
Futures Contracts
December 31, 2013

	Expiration		Underlying Notional	Unrealized
	Month	Contracts	Amount at Fair Value	Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED
US 2YR NOTE	March 2014	5	$1,099,063	$(2,044)
TOTAL FUTURES CONTRACTS PURCHASED				$(2,044)
SHORT FUTURES CONTRACTS
90DAY EURO $	March 2014	5	$(1,246,563)	$(39,250)
US LONG BOND	March 2014	24	(3,079,500)	44,377
US ULTRA BOND	March 2014	36	(4,905,000)	75,848
US 10YR NOTE	March 2014	124	(15,257,813)	258,769
US 5YR NOTE	March 2014	131	(15,629,938)	141,392
USD IRS 10YR PRIME	March 2014	188	(18,941,000)	170,380
USD IRS 5YR PRIME	March 2014	209	(20,971,854)	225,429
TOTAL SHORT FUTURES CONTRACTS				$876,945

TOTAL FUTURES CONTRACTS				$874,901

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Swap Contracts
December 31, 2013
							Maximum	Upfront
			(Pay)/			Moody’s Rating	Potential	Premium	Unrealized
		Buy/Sell	Receive	Termination	Notional	of Reference	Future Payment	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	(Receipt)	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

BNP Paribas S.A.	Expedia, Inc.	Buy	(1.00%)	3/20/2018	(3,500,000)	Ba1	(3,500,000)	95,575	(99,168)
BNP Paribas S.A.	International Paper Co.	Buy	(1.00%)	9/20/2018	(4,000,000)	Baa3	(4,000,000)	(14,635)	(42,158)
BNP Paribas S.A.	Markit CDX.EM.20.10	Buy	(5.00%)	12/20/2018	(3,000,000)	Baa3	(3,000,000)	(268,388)	(34,592)
BNP Paribas S.A.	Markit CDX.NA.HY.21.10	Buy	(5.00%)	12/20/2018	(36,000,000)	B1	(36,000,000)	(1,440,136)	(1,619,684)
BNP Paribas S.A.	Stanley Black & Decker, Inc.	Buy	(1.00%)	12/20/2018	(5,000,000)	Baa1	(5,000,000)	(83,601)	(20,768)
Credit Suisse	Best Buy, Inc.	Buy	(5.00%)	9/20/2017	(1,000,000)	Baa2	(1,000,000)	101,506	(230,331)
Credit Suisse	Gannett Co., Inc.	Buy	(5.00%)	9/20/2017	(1,000,000)	Ba1	(1,000,000)	(83,312)	(64,517)
Credit Suisse	J.C. Penney Company, Inc.	Buy	(5.00%)	6/20/2014	(2,650,000)	Caa2	(2,650,000)	184,938	(104,342)
Credit Suisse	Nokia OYJ	Buy	(5.00%)	12/20/2015	(1,000,000)	B1	(1,000,000)	91,127	(206,251)
Credit Suisse	Pitney Bowes, Inc.	Buy	(5.00%)	9/20/2017	(1,000,000)	Baa2	(1,000,000)	9,441	(167,513)
Credit Suisse	Radioshack Corp.	Buy	(5.00%)	9/20/2016	(1,000,000)	Caa1	(1,000,000)	171,948	50,520
Credit Suisse	Radioshack Corp.	Buy	(5.00%)	9/20/2015	(1,000,000)	Caa1	(1,000,000)	151,180	(21,169)
Credit Suisse	Staples, Inc.	Buy	(1.00%)	9/20/2017	(1,000,000)	Baa2	(1,000,000)	72,783	(74,776)
Credit Suisse	The Walt Disney Co.	Buy	(1.00%)	9/20/2018	(5,000,000)	A2	(5,000,000)	(160,979)	(42,213)
Credit Suisse	Xerox Corp.	Buy	(1.00%)	12/20/2017	(1,000,000)	Baa2	(1,000,000)	59,977	(76,474)
Goldman Sachs & Co.	Capital One Financial Corp.	Buy	(1.00%)	12/20/2016	(2,000,000)	A3	(2,000,000)	11,156	(57,657)
Goldman Sachs & Co.	H&R Block, Inc.	Buy	(5.00%)	6/20/2018	(2,000,000)	Baa2	(2,000,000)	(281,910)	(55,135)
Goldman Sachs & Co.	Kimco Realty Corp.	Buy	(1.00%)	6/20/2016	(2,250,000)	Baa1	(2,250,000)	16,548	(50,352)
Goldman Sachs & Co.	Mohawk Industries, Inc.	Buy	(1.00%)	6/20/2017	(2,000,000)	Baa3	(2,000,000)	47,900	(86,819)
Goldman Sachs & Co.	YUM! Brands, Inc.	Buy	(1.00%)	3/20/2018	(3,000,000)	Baa3	(3,000,000)	(35,396)	(43,948)

Total Credit Default Swap Buy Contracts									(3,047,347)

CREDIT DEFAULT SWAP SELL CONTRACTS

BNP Paribas S.A.	J.C. Penney Company, Inc.	Sell	5.00%	6/20/2018	1,000,000	Caa2	1,000,000	(85,130)	(127,149)
BNP Paribas S.A.	Markit CDX.IG.21.10	Sell	1.00%	12/20/2018	9,000,000	Baa2	9,000,000	100,606	61,589
Credit Suisse	Caesar's Entertainment Corp.	Sell	5.00%	9/20/2015	2,000,000	Caa2	2,000,000	(188,700)	(267,104)
Credit Suisse	Markit CMBX.NA.AAA.4.11	Sell	0.35%	2/17/2051	985,406	Aaa	985,406	(53,034)	37,661
Credit Suisse	Markit CMBX.NA.AAA.4.12	Sell	0.35%	2/17/2051	7,883,251	Aaa	7,883,251	(287,881)	164,902
Credit Suisse	MGM Holdings, Inc.	Sell	5.00%	6/20/2018	1,500,000	B3	1,500,000	27,640	163,634
Credit Suisse	Radioshack Corp.	Sell	5.00%	9/20/2014	2,000,000	Caa1	2,000,000	(95,881)	15,884
Credit Suisse	UPC Holding BV	Sell	5.00%	12/20/2018	895,000	Ba3	895,000	55,788	41,036
Goldman Sachs & Co.	Markit CMAA4.18	Sell	0.35%	2/17/2051	985,406	Aaa	985,406	(124,110)	108,738
Goldman Sachs & Co.	Markit CMAA4.19	Sell	0.35%	2/17/2051	1,478,110	Aaa	1,478,110	(97,027)	73,968

Total Credit Default Swap Sell Contracts									273,159

Total Credit Default Swap Contracts									$(2,774,188)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Forward Contracts
December 31, 2013
							Unrealized
	Currency		U.S. $ Value	Currency		U.S. $ Value	Appreciation
Settlement Date	to be Delivered		December 31, 2013	to be Received		December 31, 2013	(Depreciation)
1/24/2014	1,552,250	Swiss Francs	$1,740,360	1,712,945	U.S. Dollars	1,712,945	$(27,415)
1/24/2014	9,307,213	Euros	12,803,739	12,807,728	U.S. Dollars	12,807,728	3,989
1/24/2014	8,434,754	British Pounds	13,965,282	13,678,919	U.S. Dollars	13,678,919	(286,363)
			$28,509,381			$28,199,592	$(309,789)

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:

	Assets			Liabilities
Derivatives	Description		Fair Value	Description		Fair Value
Equity Contracts:
Purchased Options	Investments		$202,233
Written Options				Written option contracts, at value		$79,890
Total Equity Contracts			$202,233			$79,890
Interest Rate Contracts:
Futures contracts	Unrealized appreciation on futures contracts	*	$916,195	Unrealized depreciation on futures contracts	*	$41,294
Foreign Exchange Contracts:
Forward Contracts	Cumulative appreciation on forward contracts	**	3,989	Cumulative depreciation on forward contracts	**	313,778
Credit Contracts:
Swap Contracts	Swap payments paid/unrealized gain on swap contracts	***	1,916,045	Swap payments received/ unrealized loss on swap contracts	***	6,792,240
Total Derivatives			$3,038,462			$7,227,202

*  Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule. Cumulative net appreciation/depreciation is presented on the Statement of Assets and Liabilities.

** Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.
*** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2013:

Amount of Realized Gain (Loss) on Derivatives

Derivatives
Equity Contracts:

Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(781,451)
Written Options	190,470
Total Equity Contracts	$(590,981)
Interest Rate Contracts:
Futures contracts	$633,746
Foreign Exchange Contracts:
Forward contracts	(1,459,441)
Credit Contracts:
Swap contracts	(3,252,425)

Total Realized Loss on Derivatives	$(4,669,101)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:

Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$(463,606)
Written Options	192,275
Total Equity Contracts	$(271,331)
Interest Rate Contracts:
Futures contracts	$988,030
Foreign Exchange Contracts:
Forward contracts	(111,911)
Credit Contracts:
Swap contracts	(1,930,680)
Total Change in Unrealized Appreciation (Depreciation) on Derivatives	$(1,325,892)

The average quarterly market value of purchased and written options during the period ended December 31, 2013 were as follows:

Purchased options	$119,168
Written options	$31,351

The average quarterly notional amount of futures contracts during the period ended December 31, 2013 were as follows:

Long Futures Contracts
Interest Rate Contracts	$8,404,467

Short Futures Contracts
Interest Rate Contracts	$57,584,194

The average quarterly notional amount of swaps and forward contracts during the period ended December 31, 2013 were as follows:

Swaps	$77,595,277
Forward Contracts	$42,359,921

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2013:

Description	Level 1		Level 2	Level 3		Total
Common Stocks	$21,662,796		$-	$6,900,844	(1)	$28,563,640
Convertible Preferred Stocks	-		-	1,233,750		1,233,750
Preferred Stocks	4,685,984		-	2,361,932		7,047,916
Asset Backed Securities	-		11,544,642	-		11,544,642
Mortgage Backed Securities	-		24,092,797	746,775		24,839,572
Convertible Bonds	-		40,729,719	-		40,729,719
Corporate Bonds	-		252,686,517	538,506		253,225,023
Foreign Government Agency Issues	-		522,500	-		522,500
Foreign Government Notes/Bonds	-		715,313	-		715,313
Foreign Municipal Bonds	-		2,483,302	-		2,483,302
U.S. Government Notes/Bonds	-		194,369	-		194,369
U.S. Government Treasury Bills	-		1,989,783	-		1,989,783
Bank Loans	-		114,170,427	5,431,975		119,602,402
Exchange Traded Funds	588,750		-	-		588,750
Closed-End Funds	2,173,591		-	-		2,173,591
Warrants	-		14,280	-		14,280
Purchased Options	202,233		-	-		202,233
Money Market Funds	81,070,809		-	-		81,070,809
Total Investments in Long Securities	$110,384,163		$449,143,649	$17,213,782		$576,741,594

Securities Sold Short:
Common Stocks	$30,612,293		$-	$-		$30,612,293
Exchange Traded Funds	4,484,696		-	-		4,484,696
Corporate Bonds	-		8,331,546	-		8,331,546
Foreign Government Notes/Bonds	-		459,947	-		459,947
U.S Government Notes/Bonds	-		1,640,417	-		1,640,417
Total Securities Sold Short	$35,096,989		$10,431,910	$-		$45,528,899

Written Options	$-		$79,890	$-		$79,890

Other Financial Instruments
Futures Contracts Purchased	$(2,044	) *	$-	$-		$(2,044)
Short Futures Contracts	876,945	*	-	-		876,945
Credit Default Swap Buy Contracts	-		(3,047,347)	-		(3,047,347)
Credit Default Swap Sell Contracts	-		273,159	-		273,159
Forward Contracts	-		(309,789)	-		(309,789)
Total Other Financial Instruments	$874,901		$(3,083,977)	$-		$(2,209,076)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Building Products	$-
Commercial Banks	3,467,676
Diversified Telecommunication Services	480,048
Machinery	9,547
Oil, Gas & Consumable Fuels	80,000
Transportation Infrastructure	2,863,573
	$6,900,844

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts Schedule.
There were no transfers into or out of Levels 1 or 2 during the period.
There were transfers out of Level 3 related to bank loans that began pricing on a daily basis.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at value
Balance as of December 31, 2012	$9,394,060
Accrued discounts/premiums	6,849
Realized gain (loss)	(817,741)
Change in unrealized depreciation	2,935,169
Purchases	13,088,969
(Sales)	(6,369,731)
Transfer in and/or out of Level 3	(1,023,793)
Balance as of December 31, 2013	$17,213,782

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2013	$1,587,954

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Type of Security	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$2,863,573	Market comparable companies	EBITDA multiple	5.88x	5.88x	Increase

			Revenue multiple	0.60x	0.60x	Increase

			Discount for lack of marketability	25%	25%	Decrease

	4,037,271	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Convertible Preferred Stocks	1,233,750	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Preferred Stocks	122,848	Valuation based on financial information from company	Private company financial information	N/A	N/A	Increase

			Discount for lack of marketability	50%	50%	Decrease

	2,239,084	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Mortgage Backed Securities	746,775	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Corporate Bonds	538,506	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Bank Loans	5,431,975	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Other Securities	-	Third party valuation	Inputs used by third party valuation firm	N/A	N/A	Increase

The significant unobservable inputs used in the fair value measurement of the Trust’s other securities are future cash flows and discount rates used by the third party valuation firm engaged to value the security.  Significant decreases in the expected future cash flows, or increases in the discount rate used, would result in a lower fair value measurement.  The significant unobservable inputs used in the fair value measurement of the Trust's common stock are generally the financial results of privately held entities.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust's valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures.  The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee.  For third-party information, the Adviser monitors and reviews the methodologies of the various pricing services employed by the Trust.  The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of December 31, 2013:

Assets:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Futures Contracts	$916,195	$(41,294)	$874,901	$-	$874,901	$-
Credit Default Swap Contracts	717,932	-	717,932	717,932	-	-
Forward Contracts	3,989	-	3,989	3,989	-	-
	$1,638,116	$(41,294)	$1,596,822	$721,921	$874,901	$-

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written Options	$79,890	$-	$79,890	$-	$79,890	$-
Futures Contracts	41,294	(41,294)	-	-	-	-
Credit Default Swap Contracts	3,492,120	-	3,492,120	3,492,120	-	-
Forward Contracts	313,778	-	313,778	313,778	-	-
	$3,927,082	$(41,294)	$3,885,788	$3,805,898	$79,890	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures Strategies
Schedule of Investments
December 31, 2013
(Consolidated)
		Fair
	Shares	Value
MONEY MARKET FUNDS - 73.5%
Fidelity Institutional Government Portfolio
0.01% (a) (b)	5,300,000	$5,300,000
Fidelity Institutional Money Market Portfolio
0.03% (a) (b)	7,748,759	7,748,759
First American Treasury Obligations Fund
0.00% (a) (b)	4,800,000	4,800,000
First American Government Obligations Fund
0.01% (a) (b)	3,264,363	3,264,363
First American Prime Obligations Fund
0.02% (a) (b)	8,042,438	8,042,438
Invesco Advisers, Inc. STIT - Treasury Portfolio
0.02% (a) (b)	5,115,214	5,115,214
Invesco Advisers, Inc. STIC - Prime Portfolio
0.06% (a) (b)	5,607,822	5,607,822
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.07% (a) (b)	8,297,408	8,297,408
TOTAL MONEY MARKET FUNDS (Cost $48,176,004)		48,176,004

OTHER SHORT-TERM INVESTMENT VEHICLE - 11.6%
Smith Breeden Institutional Short Duration Portfolio (c)	7,500,000	$7,572,630
TOTAL OTHER SHORT-TERM INVESTMENT VEHICLE (Cost $7,500,000)		7,572,630

Total Investments (Cost $55,676,004) - 85.1%		55,748,634

Other Assets in Excess of Liabilities - 14.9%		9,750,502
TOTAL NET ASSETS - 100.0%		$65,499,136

Percentages are stated as a percent of net assets.

(a)	Rate shown is the seven day yield as of December 31, 2013.
(b)	All or a portion of the shares have been committed as collateral for swaps.
(c)	Security fair valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $7,572,630, which represents 11.6% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures Strategies
Swap Contracts
December 31, 2013
(Consolidated)
				Unrealized
		Termination	Notional	Appreciation/
Counterparty	Reference Entity	Date	Value	(Depreciation)

LONG TOTAL RETURN SWAP CONTRACTS

Newedge UK Financial Ltd.	Dominion Managed Futures Index (a)	Indefinite	$15,227,688	$5,511,690

Newedge UK Financial Ltd.	Northfield Managed Futures Index (a)	Indefinite	11,874,117	(339,417)

Newedge UK Financial Ltd.	Revolution Managed Futures Index (a)	Indefinite	9,626,052	1,783,762

Total Long Total Return Swap Contracts				$6,956,035

(a) Security fair valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees.  The cumulative appreciation/depreciation of these securities total $6,956,035, which represents 10.6% of total net assets.

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:
	Assets			Liabilities
Derivatives	Description		Fair Value	Description		Fair Value
Swap Contracts:
Long Total Return Swap contracts	Unrealized gain on swap contracts	*	$7,295,452	Unrealized loss on swap contracts	*	$339,417
Total Swap Contracts			$7,295,452			$339,417

* Includes cumulative appreciation/depreciation on swap contracts as reported in the Swap Contracts schedule.

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2013:
 Amount of Realized Gain (Loss) on Derivatives
Derivatives
Futures Contracts:
Interest Rate Contracts	$(524,055)
Commodity Contracts	(692,685)
Equity Contracts	830,365
Foreign Exchange Contracts	(72,181)
Total Futures Contracts	$(458,556)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Futures Contracts:
Interest Rate Contracts	$(119,064)
Commodity Contracts	(24,804)
Equity Contracts	(1,275)
Foreign Exchange Contracts	(327,679)
Total Futures Contracts	$(472,822)
Swap Contracts:
Long Total Return Swap contracts	$6,956,035
Total Change in Unrealized Appreciation (Depreciation) on Derivatives	$6,483,213

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2013:

Description	Level 1	Level 2		Level 3	Total
Money Market Funds	$48,176,004	$-		$-	$48,176,004
Other Short-Term Investment Vehicle	-	7,572,630		-	7,572,630
Total Investments in Securities	$48,176,004	$7,572,630		$-	$55,748,634

Long Total Return Swap Contracts	$-	$6,956,035	*	$-	$6,956,035

* Includes cumulative appreciation/depreciation on swaps contracts as reported in the Swap Contracts schedule.
There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of December 31, 2013:

Assets:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Total Return Swap Contracts	$7,295,452	$-	$7,295,452	$7,295,452	$-	$-
	$7,295,452	$-	$7,295,452	$7,295,452	$-	$-

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Total Return Swap Contracts	$339,417	$-	$339,417	$339,417	$-	$-
	$339,417	$-	$339,417	$339,417	$-	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2013

	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures Strategies (Consolidated)
Assets:
Investments, at fair value
(cost $181,169,539, $297,785,820, $84,890,938, $562,851,299, $55,676,004)	$200,595,482	$336,470,370	$92,008,069	$576,741,594	$55,748,634
Foreign currency, at value (cost $0, $2,267,434, $1,322,292, $11,009,885, $0)	-	2,282,835	1,307,847	11,116,845	-
Cash	3,192,682	5,501,438	8,195,419	7,366,671	7,332
Receivable for investments sold	17,519,894	14,556,610	2,395,389	28,988,524	-
Receivable for Fund shares issued	169,544	268,445	70,643	126,354	70,643
Dividends and interest receivable	579,732	117,938	168,221	6,044,039	1,340
Deposits for short sales	36,164,024	94,042,576	32,106,548	13,272,448	-
Swap payments paid	124,497	-	-	1,198,113	-
Unrealized gain on swap contracts	76,190	46,521	-	717,932	7,295,452
Collateral paid on open swap contracts	17,760	-	-	4,362,696	-
Net maintenance margin on total return swaps	-	-	-	-	2,856,254
Receivable for swap interest	3,333	14,779	-	16,619	-
Receivable for forwards	-	-	-	3,989	-
Receivable for variation margin	-	-	-	168,115	-
Other receivables	-	-	-	788,695	-
Total Assets	258,443,138	453,301,512	136,252,136	650,912,634	65,979,655

Liabilities:
Securities sold short, at fair value
(proceeds $45,881,488, $104,554,707, $37,899,690, $42,966,895, $0)	47,577,128	111,361,698	40,707,975	45,528,899	-
Written option contracts, at fair value
(premiums received $435,862, $0, $0, $276,473, $0)	388,819	-	-	79,890	-
Payable for investments purchased	27,009,585	11,083,772	2,468,564	52,969,190	-
Payable to broker for dividends and interest on securities sold short	183,737	101,284	13,509	221,234	-
Payable to Advisor	305,305	547,287	155,779	877,472	108,880
Payable for Fund shares redeemed	67,360	1,150,795	54,529	427,793	32,222
Unrealized loss on swap contracts	271,401	23,396	-	3,492,120	339,417
Swap payments received	99,276	-	-	3,300,120	-
Payable for swap interest	6,667	-	-	92,951	-
Payable for forward contracts	119,035	-	-	313,778	-
Total Liabilities	76,028,313	124,268,232	43,400,356	107,303,447	480,519

Net Assets	$182,414,825	$329,033,280	$92,851,780	$543,609,187	$65,499,136

Net Assets Consist of:
Shares of beneficial interest	$170,827,205	$311,113,399	$90,608,302	$567,640,425	$58,469,138
Undistributed net investment income (loss)	826,803	(23,126)	(106,875)	646,846	-
Accumulated net realized gain (loss)	(6,940,747)	(13,982,788)	(1,944,048)	(33,680,017)	1,333
Net unrealized appreciation (depreciation) on:
Investments	19,425,943	38,684,550	7,117,131	13,890,295	72,630
Foreign currency and foreign currency translation	238,464	25,111	(14,445)	(313,865)	-
Short positions	(1,695,640)	(6,806,991)	(2,808,285)	(2,562,004)	-
Futures contracts	-	-	-	874,901	-
Written option contracts	47,043	-	-	196,583	-
Swap contracts	(195,211)	23,125	-	(2,774,188)	6,956,035
Forward Contracts	(119,035)	-	-	(309,789)	-
Total Net Assets	$182,414,825	$329,033,280	$92,851,780	$543,609,187	$65,499,136

Shares outstanding (unlimited shares authorized, $0.001 par value)	15,657,614	42,312,000	11,149,547	56,473,518	6,140,827

Net asset value, offering and redemption price per share	$11.65	$7.78	$8.33	$9.63	$10.67

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2013	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures Strategies (Consolidated)
Investment Income:
Dividend income
(net of foreign withholding tax of $113,322, $7,352, $0, $128, $0)	$1,490,793	$1,791,400	$202,087	$294,959	$-
Interest income	1,811,928	42,602	16,590	15,639,069	28,351
Total Investment Income	3,302,721	1,834,002	218,677	15,934,028	28,351

Expenses:
Investment advisory fees (See Note 6)	2,436,171	4,467,788	1,373,669	5,125,048	1,093,283
Operating service fees (See Note 6)	348,024	638,255	196,238	732,150	156,184
Total operating expenses before dividends and interest on
short positions	2,784,195	5,106,043	1,569,907	5,857,198	1,249,467
Dividends and interest on short positions	1,155,528	2,337,160	574,046	1,024,446	95,595
Total Expenses	3,939,723	7,443,203	2,143,953	6,881,644	1,345,062

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	20,426,701	41,501,081	14,343,007	9,073,365	(345,477)
Foreign currency and foreign currency translation	480,076	(107,731)	163	745,809	976
Forward contracts	76,867	-	-	(1,459,441)	-
Short positions	(7,668,138)	(24,537,532)	(12,014,626)	(3,831,076)	-
Futures contracts	-	-	-	633,746	(458,556)
Written option contracts	4,720,940	979,962	6,397	190,470	-
Swap contracts	(164,793)	-	-	(3,252,425)	-
Net Realized Gain (Loss)	17,871,653	17,835,780	2,334,941	2,100,448	(803,057)
Change in unrealized appreciation (depreciation) on:
Investments	12,127,867	26,723,138	(674,902)	11,567,352	14,510
Foreign currency and foreign currency translation	214,184	49,250	(14,445)	(319,993)	(9,294)
Short positions	(1,715,432)	(5,075,380)	(1,138,150)	(1,261,264)	-
Forward contracts	(119,035)	-	-	(111,911)	-
Written option contracts	(137,169)	(42,762)	(111,577)	192,275	-
Futures contracts	-	-	-	988,030	(472,822)
Swap contracts	(207,220)	23,125	-	(1,930,680)	6,956,035
Net Change in Unrealized Appreciation (Depreciation)	10,163,195	21,677,371	(1,939,074)	9,123,809	6,488,429
Net Realized and Unrealized Gain (Loss)	28,034,848	39,513,151	395,867	11,224,257	5,685,372

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,397,846	$33,903,950	$(1,529,409)	$20,276,641	$4,368,661

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures Strategies (Consolidated)

Net Assets, December 31, 2011	$78,867,172	231,324,422	63,060,036	154,396,592	39,992,336
2012:
Operations:
Net investment income (loss)	(194,496)	$(5,109,986)	$(2,063,624)	$5,898,565	$(1,034,508)
Net realized gain (loss)	499,075	2,979,391	1,843,019	(290,165)	1,720,184

Change in unrealized appreciation (depreciation)	4,188,454	1,012,740	2,921,510	5,011,726	177,074
Net Increase (Decrease) in Net Assets Resulting from Operations	4,493,033	(1,117,855)	2,700,905	10,620,126	862,750

Capital Share Transactions:
Proceeds from shares sold	40,703,611	122,496,632	62,362,207	107,952,982	45,456,342
Cost of shares redeemed	(49,664,641)	(138,865,918)	(34,501,848)	(92,125,236)	(16,136,207)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,961,030)	(16,369,286)	27,860,359	15,827,746	29,320,135

Total Increase/(Decrease) in Net Assets	(4,467,997)	(17,487,141)	30,561,264	26,447,872	30,182,885

* Including undistributed net investment income (loss)	$57,688	$(430,226)	$(37,214)	$373,337	$-
2013:
Operations:
Net investment income (loss)	$(637,002)	$(5,609,201)	$(1,925,276)	$9,052,384	$(1,316,711)
Net realized gain (loss)	17,871,653	17,835,780	2,334,941	2,100,448	(803,057)

Change in unrealized appreciation (depreciation)	10,163,195	21,677,371	(1,939,074)	9,123,809	6,488,429
Net Increase (Decrease) in Net Assets Resulting from Operations	27,397,846	33,903,950	(1,529,409)	20,276,641	4,368,661

Capital Share Transactions:
Proceeds from shares sold	152,570,337	158,179,243	48,429,103	456,359,174	17,278,924
Cost of shares redeemed	(71,952,533)	(76,887,194)	(47,669,214)	(113,871,092)	(26,323,670)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	80,617,804	81,292,049	759,889	342,488,082	(9,044,746)

Total Increase/(Decrease) in Net Assets	108,015,650	115,195,999	(769,520)	362,764,723	(4,676,085)

Net Assets, December 31, 2013**	$182,414,825	$329,033,280	$92,851,780	$543,609,187	$65,499,136

** Including undistributed net investment income (loss)	$826,803	$(23,126)	$(106,875)	$646,846	$-

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Event Driven
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009

Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.39	$8.87	$8.49	$7.30	$4.91

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.05)	(0.02)	0.06	0.09	0.19
Net realized and unrealized gain (loss) on investments	2.31	0.54	0.32	1.10	2.20
Total Gain (loss) from Investment Operations	2.26	0.52	0.38	1.19	2.39

Less Dividends and Distributions:
Net investment income	-	-	-	-	-
Net realized gains	-	-	-	-	-
Total Dividends and Distributions	-	-	-	-	-

Net Asset Value, End of Period	$11.65	$9.39	$8.87	$8.49	$7.30

Total Return	24.09%	5.80%	4.48%	16.30%	48.68%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$182,415	$74,399	$78,867	$81,760	$71,624

Ratio of expenses including dividends on short
positions and interest expense to average net assets(3):	2.83%	2.77%	2.98%	3.29%	2.96%

Ratio of expenses excluding dividends on short
positions and interest expense to average net assets(3):	2.00%	2.00%	2.36%	3.00%	2.71%

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	(0.46%)	(0.23%)	0.72%	1.15%	3.14%

Ratio of dividends on short positions and interest
expense to average net assets:	0.83%	0.77%	0.62%	0.29%	0.25%

Portfolio turnover rate	246%	242%	286%	233%	255%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009

Per Share Data:(1)
Net Asset Value, Beginning of Period	$6.82	$6.81	$6.34	$6.55	$6.31

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.15)	(0.14)	(0.15)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	1.11	0.15	0.62	(0.04)	0.38
Total Gain (loss) from Investment Operations	0.96	0.01	0.47	(0.21)	0.24

Less Dividends and Distributions:
Net investment income	-	-	-	-	-
Net realized gains	-	-	-	-	-
Total Dividends and Distributions	-	-	-	-	-

Net Asset Value, End of Period	$7.78	$6.82	$6.81	$6.34	$6.55

Total Return	14.07%	0.09%	7.41%	(3.21%)	3.80%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$329,033	$213,837	$231,324	$89,387	$60,233

Ratio of expenses including dividends on short
positions and interest expense to average net assets(3):	2.92%	3.01%	2.88%	3.65%	3.38%

Ratio of expenses excluding dividends on short
positions and interest expense to average net assets(3):	2.00%	2.00%	2.24%	3.00%	2.80%

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	(2.10%)	(2.04%)	(2.30%)	(2.72%)	(2.16%)

Ratio of dividends on short positions and interest
expense to average net assets:	0.92%	1.01%	0.64%	0.65%	0.58%

Portfolio turnover rate	401%	274%	293%	427%	517%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Market Neutral
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.52	$8.20	$8.40	$8.57	$9.79

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.20)	(0.20)	(0.23)	(0.26)	(0.31)
Net realized and unrealized gain (loss) on investments	0.01	0.52	0.03	0.09	(0.91)
Total Gain (loss) from Investment Operations	(0.19)	0.32	(0.20)	(0.17)	(1.22)

Less Dividends and Distributions:
Net investment income	-	-	-	-	-
Net realized gains	-	-	-	-	-
Total Dividends and Distributions	-	-	-	-	-

Net Asset Value, End of Period	$8.33	$8.52	$8.20	$8.40	$8.57

Total Return	(2.22%)	3.89%	(2.38%)	(1.98%)	(12.46%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$92,852	$93,621	$63,060	$66,821	$57,118

Ratio of expenses including dividends on short
positions and interest expense to average net assets(3):	2.73%	3.43%	3.55%	4.69%	4.59%
			.
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets(3):	2.00%	2.00%	2.33%	3.00%	2.82%

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	(2.45%)	(2.42%)	(2.80%)	(3.08%)	(3.41%)

Ratio of dividends on short positions and interest
expense to average net assets:	0.73%	1.43%	1.22%	1.69%	1.77%

Portfolio turnover rate	212%	122%	174%	228%	293%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust Financial Highlights

	Relative Value - Long/Short Debt
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009

Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.05	$8.50	$8.50	$7.47	$5.26

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	0.29	0.30	0.30	0.24	0.54
Net realized and unrealized gain (loss) on investments	0.29	0.25	(0.30)	0.79	1.67
Total Gain (loss) from Investment Operations	0.58	0.55	-	1.03	2.21

Less Dividends and Distributions:
Net investment income	-	-	-	-	-
Net realized gains	-	-	-	-	-
Total Dividends and Distributions	-	-	-	-	-

Net Asset Value, End of Period	$9.63	$9.05	$8.50	$8.50	$7.47

Total Return	6.39%	6.43%	0.00%	13.79%	42.21%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$543,609	$180,844	$154,396	$73,797	$46,202

Ratio of expenses including dividends on short
positions and interest expense to average net assets(3):	2.35%	2.55%	2.60%	3.46%	2.74%

Ratio of expenses excluding dividends on short
positions and interest expense to average net assets(3):	2.00%	2.00%	2.25%	3.00%	2.68%

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	3.09%	3.39%	3.54%	3.04%	8.88%

Ratio of dividends on short positions and interest
expense to average net assets:	0.35%	0.55%	0.35%	0.46%	0.06%

Portfolio turnover rate	186%	249%	107%	116%	116%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 7 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust Financial Highlights

	Managed Futures Strategies
			Period from
			September 28,
	Year ended	Year ended	2011 through
	December 31,	December 31,	December 31,
	2013	2012	2011(1)

Per Share Data:(2)
Net Asset Value, Beginning of Period	$9.95	$9.73	$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (3)	(0.21)	(0.20)	(0.05)
Net realized and unrealized gain (loss) on investments	0.93	0.42	(0.22)
Total Gain (loss) from Investment Operations	0.72	0.22	(0.27)

Less Dividends and Distributions:
Net investment income	-	-	-
Net realized gains	-	-	-
Total Dividends and Distributions	-	-	-

Net Asset Value, End of Period	$10.67	$9.95	$9.73

Total Return	7.24%	2.26%	(2.70	%) (4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$65,499	$70,175	$39,993

Ratio of expenses including dividends on short
positions and interest expense to average net assets(5):	2.15%	2.06%	2.06	% (6)
			.
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets(5):	2.00%	2.00%	2.00	% (6)

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	(2.11%)	(2.00%)	(1.95	%) (6)

Ratio of dividends on short positions and interest	0.15%	0.06%	0.06	% (6)
expense to average net assets:
Portfolio turnover rate	0%	0%	0	% (4)

(1)       Commencement of operations for Managed Futures Strategies was September 28, 2011.
(2)       Information presented relates to a share of capital stock outstanding for the entire period.
(3)       Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)       Not Annualized.
(5)       The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.
(6)       Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

1. Organization

Underlying Funds Trust (the “UFT”) is an open-end management investment company organized as a Delaware statutory trust and operates in a fund-of-funds structure. The UFT is comprised of several series of mutual funds, all of which are diversified, open-ended management investment companies (the “Portfolios”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to the affiliated, publicly offered series of Hatteras Alternative Mutual Funds Trust (the “Funds”).

As of December 31, 2013, the UFT consisted of the following Portfolios:

●	Event Driven
●	Long/Short Equity
●	Market Neutral
●	Relative Value – Long/Short Debt
●	Managed Futures Strategies

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, the Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing five diversified series of shares to investors including: Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Long/Short Equity Fund (“Long/Short Equity”), Hatteras Long/Short Debt Fund (“Long/Short Debt”), Hatteras Managed Futures Strategies Fund (“Managed Futures”), and Hatteras Hedged Strategies Fund (“Hedged”). Long/Short Equity, Long/Short Debt and Hedged Strategies commenced operations on May 2, 2011. Managed Futures commenced operations on September 27, 2012. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the UFT.

Under a fund-of-funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Managed Futures Strategies may invest up to 25% of its total assets in Hatteras Trading Advisors (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Managed Futures Strategies and is therefore consolidated. All intercompany balances, revenues, and expenses have been eliminated in consolidation.

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT.

Cash -- Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

Security Valuation -- The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to December 31, 2013 related to subsequent valuation information obtained.

Various inputs are used in determining the value of the Portfolios’ investments. A summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 is located in a table following each series’ Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss -- Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Capital gain distributions received are recorded as capital gains.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

Repurchase Agreements -- The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral; securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions -- The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating a Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities -- The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants -- The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales -- The Portfolios may engage in short sale transactions. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Portfolios under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Portfolios are liable for any dividends or interest payable on securities while those securities are in a short position. Dividends received on short positions are categorized as dividend expense in the Statement of Operations. As collateral for its short positions, the Portfolios are required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. A Portfolio will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities – The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments of the UFT.

To Be Announced (“TBA”) Transactions – The Portfolios may purchase securities on a forward commitment or on a ‘To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregate with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the year ended December 31, 2013, the Portfolios did not engage in any TBA transactions.

Bank Loans – The Portfolios may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans").  Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of a Portfolio's investments and a potential decrease in the NAV of the Portfolio. Some of the Bank Loans in which the Portfolios will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and the Portfolios may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Portfolios,

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by the Portfolios may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Consolidation of Subsidiary – The financial statements include the accounts of the Subsidiary.  All intercompany accounts and transactions have been eliminated in consolidation.  Managed Futures may invest up to 25% of its total assets in its Subsidiary.  The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Managed Futures’ investment objectives and policies.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time.  For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes.  As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in Managed Futures’ investment company taxable income.

Taxes and Distributions to Shareholders – The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2013. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2013, open Federal tax years include the tax years ended December 31, 2010 through December 31, 2013, open New York tax years include the tax year ended December 31, 2010 and open North Carolina tax years include the tax years ended December 31, 2010 through December 31, 2013. The Portfolios have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered.  The Portfolios, therefore, are only available to the affiliated, publicly offered Funds making the Portfolios controlled entities under the tax rules.  Due to the tax rules related to controlled entities, when a Fund redeems shares of one of the Portfolios of the UFT, the proceeds are considered a distribution or dividend for tax purposes, rather than a redemption or sale.  Consequently, to the extent that the Portfolio has earnings and profits, a portion of the proceeds will be dividend income to the Fund and any remaining amount is considered a non-taxable return of capital. The Funds do not record the dividend income for book purposes, but recognizes the distribution of income to shareholders on the statement of changes.

Guarantees and Indemnifications – In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Master Netting Arrangements – The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. A summary of the effects of these Master Netting Arrangements on the Statements of Assets and Liabilities as of December 31, 2013, is located in a table following each series’ Schedule of Investments in these financial statements.

3. Derivative Transactions

The Portfolios utilized derivative instruments during the year ended December 31, 2013. The Portfolios’ use of derivatives included credit defaults swaps, total return swaps, futures, options, and currency forward contracts.  The Portfolios utilize derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

Event Driven – The Event Driven Portfolio uses credit defaults swaps, options, and currency forward contracts to implement its strategy of achieving capital appreciation in securities whose prices are or will be impacted by a corporate event.  The credit default swaps used during the period were for hedging purposes, while the currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the Portfolio invests in foreign securities.  The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Long/Short Equity - The Long/Short Equity Portfolio uses options to implement its strategy of achieving returns moderately correlated to equity markets with a lower level of volatility.  The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Market Neutral - The Market Neutral Portfolio uses options to implement its strategy of achieving capital appreciation.  During the period, the Portfolio used written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Relative Value – Long/Short Debt – The Relative Value – Long/Short Debt Portfolio uses credit default swaps, futures, options, and currency forward contracts to implement its strategy of achieving total return through current income, capital preservation, and capital appreciation.  The credit default swaps are used as a more effective, and liquid, method to take risk positions, rather than investing in the cash markets.  Currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the Portfolio invest in foreign securities.  The Portfolio used futures for hedging purposes and to maintain appropriate levels of duration and convexity in the strategies fixed income portfolios.  The Portfolio uses long options to take speculative positions, while also writing options to provide an additional source of revenue to the Portfolio.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

Managed Futures Strategies – As of March 26, 2013, the Managed Futures Portfolio uses total return swaps, instead of investing directly in a portfolio consisting of futures contracts, to achieve its investment objective of positive returns in rising and falling equity markets with lower levels of volatility.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account.  The success of derivatives strategies will also be affected by the Advisor’s or Sub-Advisor’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The following are descriptions of each type of derivative used during the period in the Portfolios:

Credit Default Swaps

A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks:  counterparty risk and liquidity risk.  Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation.  Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Total Return Swaps

A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Similar to CDS, total return swaps involve counterparty and liquidity risk.

Futures

A futures contract is a standardized contract between two parties to buy or sell a specified asset of standardized quantity and quality for a price agreed upon today (the futures price or strike price) with delivery and payment occurring at a specified future date, the delivery date. The contracts are bought and sold on a futures exchange, which acts as an intermediary between the two parties. In many cases, the underlying asset to a futures contract may be any financial instrument (also including currency, bonds, and stocks); they can be also based on intangible assets or referenced items, such as stock indexes and interest rates.

Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk.  In addition, unlike option contracts, where the buyer of the option can lose no more than the cost of the premium, both the buyer and the seller of a futures contract face potentially unlimited losses.  The futures contract is a legally binding agreement to buy or sell the underlying index at the agreed price, no matter what the level of the index is at maturity of the contract.

Futures have minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse serves as the counterparty to all exchange traded futures, thereby guaranteeing the buyer or seller against default by the counterparty.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

Options

Call options give the owner of the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the Portfolios since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

The premiums received by the Portfolios during the year ended December 31, 2013, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures Strategies
Options outstanding at December 31, 2012	$434,147	$90,827	$128,857	$36,308	$-
Options written	8,385,217	2,598,461	167,810	481,668	-
Options closed	(4,440,992)	(1,789,820)	(27,811)	(81,723)	-
Options exercised	(244,549)	(430,772)	(253,122)	-	-
Options expired	(3,697,961)	(468,696)	(15,734)	(159,780)	-
Options outstanding at December 31, 2013	$435,862	$-	$-	$276,473	$-

The number of option contracts written by the Portfolios during the year ended December 31, 2013, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures Strategies
Options outstanding at December 31, 2012	4,074	1,605	128	800	-
Options written	128,423	54,096	697	30,004,251	-

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

Options closed	(56,116)	(34,937)	(8)	(2,500,735)	-
Options exercised	(4,307)	(8,022)	(494)	-	-
Options expired	(67,609)	(12,742)	(323)	(27,501,751)	-
Options outstanding at December 31, 2013	4,465	-	-	2,565	-

Further information regarding derivative activity for each Portfolio can be found in the Schedule of Investments.

Forwards

Similar to a futures contract, a forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange. Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a Portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a Portfolio. Market illiquidity or disruption could result in significant losses.

4. Ownership by Affiliated Parties

As of December 31, 2013 the five affiliated series of the Trust had the following ownership of each of the Portfolios:

	Alpha	Long/Short Equity	Long/Short Debt	Hedged	Managed Futures
Event Driven	69.73%	0.00%	0.00%	30.27%	0.00%
Long/Short Equity	62.57%	7.83%	0.00%	29.60%	0.00%
Market Neutral	54.88%	0.00%	0.00%	45.12%	0.00%
Relative Value – Long/Short Debt	17.15%	0.00%	72.38%	10.47%	0.00%
Managed Futures Strategies	99.34%	0.00%	0.00%	0.00%	0.66%

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock,

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as “junk bonds”) and shares of investment companies. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

The Long/Short Equity Portfolio seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle. A market cycle is three to five years

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more Sub-Advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more Sub-Advisors, the Portfolio seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities - both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expects to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Market Neutral

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will primarily invest in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as “junk bonds”), options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies. The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit market inefficiencies, which involves being simultaneously invested in long and short matched portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt

Investment Objective
Relative Value-Long/Short Debt Portfolio seeks to achieve total return through current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities. Such strategies are designed to allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as “junk bonds.” The Portfolio may invest in foreign securities

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

(including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of it’s assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Relative Value-Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income – Sovereign: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.”

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Managed Futures Strategies

Investment Objective

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

The Managed Futures Strategies Portfolio seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio will allocate its assets to a “managed futures” strategy, which includes as a component, a “fixed income” sub-strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Portfolio’s portfolio. The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary is subject to compliance policies and procedures that are the same as the Portfolio’s compliance policies and procedures. The Subsidiary invests the majority of its assets in accounts, including collateral accounts for the purpose of entering into swap transactions, (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”). The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to each Trading Advisor’s managed futures programs which the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. “Managed futures program” refers to a Trading Advisor’s particular trading strategy or strategies which contribute to the Portfolio’s overall managed futures investment strategy. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Managed Futures — Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on Portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

Managed Futures — Systematic: The Portfolio may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the Portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income: The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Portfolio’s managed futures portfolio. The fixed income strategy may also include investments in exchange-traded notes (“ETNs”).

5. Investment Transactions

Costs of purchases and proceeds from sales of securities for the year ended December 31, 2013 for the Portfolios (excluding short-term investments) are as follows:

Purchases and sales of securities for the year ended December 31, 2013 for the Portfolios (excluding short-term investments) are as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt		Managed Futures
Purchases of securities	$362,570,816	$736,603,037	$122,244,446	$768,338,695	*	$-
Sales of securities	(288,385,908)	(735,101,093)	(136,321,879)	(496,604,860)		-

* Includes $4,227,948 of U.S. Government Securities.

During the year ended December 31, 2013, the Portfolios incurred and paid brokerage commissions to affiliated broker Gabelli & Company, Inc. in the amount of $55,344.

6. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2013 were as follows:

	Event	Long/Short	Market	Relative	Managed
	Driven	Equity	Neutral	Value	Futures
Cost of Investments	$180,949,218	$300,872,612	$85,189,999	$563,909,741	$55,657,182
Gross tax unrealized appreciation	27,241,307	51,185,987	12,045,080	27,684,533	2,844,329
Gross tax unrealized depreciation	(7,595,043)	(15,588,229)	(5,227,010)	(14,852,680)	(2,752,877)
Net tax unrealized appreciation (depreciation)	$19,646,264	$35,597,758	$6,818,070	$12,831,853	$91,452

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

At December 31, 2013, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Event	Long/Short	Market	Relative	Managed
	Driven	Equity	Neutral	Value	Futures
Net tax unrealized appreciation (depreciation) on investments	$19,646,264	$35,597,758	$6,818,070	$12,831,853	$91,452
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	(1,648,597)	(6,806,991)	(2,808,285)	(2,365,421)	-
Capital loss carryover	(3,717,002)	(7,760,278)	(138,609)	(31,229,717)	(17,489)
Net tax unrealized appreciation (depreciation) on futures, forwards and swaps	(314,246)	23,125	-	(2,209,076)	6,956,035
Other accumulated earnings/(losses)	(2,378,799)	(3,133,733)	(1,627,698)	(1,058,877)	-
Total accumulated earnings/(losses)	$11,587,620	$17,919,881	$2,243,478	($24,031,238)	$7,029,998

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2013.

As of December 31, 2013, the Portfolios had accumulated capital loss carryovers of:

	Event Driven		Long/Short Equity		Long/Short Equity	Market Neutral
Capital loss carryover	3,717,002		5,539,838	1	2,220,440	138,609
Expiration date	12/31/2018		12/31/2016		12/31/2018	12/31/2018

	Relative Value –		Relative Value –		Relative Value –	Relative Value –
	Long/Short Debt		Long/Short Debt		Long/Short Debt	Long/Short Debt
Capital loss carryover	3,065,236	2	2,583,689	3	12,809,960	12,770,832
Expiration date	12/31/2015		12/31/2016		12/31/2017	12/31/2018

	Managed Futures
Capital loss carryover	17,489
Expiration date	Unlimited

1 The entire amount of $5,539,838 is related to the Merger of Underlying Funds Trust- Energy & Natural Resources Fund.
2 The entire amount of $3,065,236 is related to the Merger of Underlying Funds Trust - Arbitrage -1 Portfolio.
3 The entire amount of $2,583,689 is related to the Merger of Underlying Funds Trust - Arbitrage -1 Portfolio.

At December 31, 2013, the following funds deferred, on a tax basis, post-October losses of:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

	Capital	Late Year Ordinary Loss
Event Driven	$1,726,488	$56,653
Long/Short Equity	-	-
Market Neutral	1,456,542	-
Relative Value – Long/Short Debt	-	1,707,477
Managed Futures	-	-

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2013 were as follows:

				Relative Value -
	Event	Long/Short	Market	Long/Short	Managed
	Driven	Equity	Neutral	Debt	Futures

Distributions paid from:
Ordinary income	$-	$-	$-	$-	$-

Long term capital gain	-	-	-	-	-

Total distributions paid	-	-	-	-	-

Redemptions characterized as distributions for tax purposes:
Return of capital*	71,879,431	76,742,928	47,542,382	107,094,893	22,606,356

Ordinary income distributions from redemptions*	-	-	-	5,826,118	3,235,711
Total redemptions characterized as distributions for tax purposes	$71,879,431	$76,742,928	$47,542,382	$112,921,011	$25,842,067

*Certain redemptions were deemed as distributions for income tax purposes due to Alpha, Long/Short Debt, Long/Short Equity, Hedged Strategies, Managed Futures and Alpha Variable’s ownership of the respective UFT’s.

For the year ended December 31, 2013, the following adjustments were made on the Statement of Assets and Liabilities for permanent tax adjustments:

	Undistributed
	Net	Accumulated
	Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Event Driven	1,406,117	(654,338)	(751,779)
Long/Short Equity	6,016,301	(524,874)	(5,491,427)
Market Neutral	1,855,615	(621,697)	(1,233,918)
Relative Value - Long/Short Debt	(8,778,875)	2,553,796	6,225,079
Managed Futures	1,316,711	804,390	(2,121,101)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

7. Operating Services Agreements and Other Expense Agreements

Investment Advisor -- Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Portfolios pay the Advisor monthly an annual advisory fee of 1.75% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the “Services Agreement”) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.25% of the Portfolios’ average daily net assets.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Distribution – Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

UFT Maximum Fund Fees and Expenses -- The maximum, aggregate fee of the Advisory and Operating Services Agreement is capped at 2.00% of the average net assets of each Portfolios daily average net assets, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers – US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers – The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds and Portfolios. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

8. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

				Relative
				Value -	Managed
	Event	Long/Short	Market	Long/Short	Futures
	Driven	Equity	Neutral	Debt	Strategies
Shares outstanding, January 1, 2012	8,888,813	33,961,629	7,692,151	18,163,781	4,111,442

Shares sold	4,442,300	17,756,046	7,381,883	12,133,113	4,577,040

Underlying Funds Trust
Notes to Financial Statements
December 31, 2013

Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-

Shares redeemed	(5,407,648)	(20,354,553)	(4,081,272)	(10,309,197)	(1,633,526)

Shares outstanding, December 31, 2012	7,923,465	31,363,122	10,992,762	19,987,697	7,054,956

Shares sold	14,511,187	21,592,080	5,837,513	48,735,231	1,696,710
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-

Shares redeemed	(6,777,038)	(10,643,202)	(5,680,728)	(12,249,410)	(2,610,839)

Shares outstanding, December 31, 2013	15,657,614	42,312,000	11,149,547	56,473,518	6,140,827

9. Subsequent Events

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On October 1, 2013, the Advisor announced that RCS Capital Corporation entered into an agreement to acquire the Hatteras Funds Group, a group of affiliated companies that manage and distribute the Hatteras Funds family. The acquisition is subject to multiple approvals, including shareholder approval.

Supplementary Information (Unaudited)

Federal income taxes
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2013, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Event Driven	0.00%
Long/Short Equity	0.00%
Market Neutral	0.00%
Relative Value – Long/Short Debt	3.87%
Managed Futures	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2013 was as follows:

Event Driven	0.00%
Long/Short Equity	0.00%
Market Neutral	0.00%
Relative Value – Long/Short Debt	3.30%
Managed Futures	0.00%

Additional Information Applicable to Foreign Shareholders Only
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2013 was as follows:

Event Driven	0.00%
Long/Short Equity	0.00%
Market Neutral	0.00%
Relative Value – Long/Short Debt	100.00%
Managed Futures	0.39%

Board of Trustees

The identity of the Board Members as of December 31, 2013, and brief biographical information is set forth below.

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee
Joseph E. Breslin (59) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and Chairman	Indefinite Term since 2004	Private Investor (2009 to Present); Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to 2009); Chief Operating Officer, Aladdin Capital Management LLC (February 2005 to 2007); Independent Consultant, Independence Community Bank (May 2003 to January 2005).	20	Director, Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios).
Thomas Mann (63) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2002	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	20	Director, F-Squared Investments, Inc. from 2012 to Present; Director, Virtus Global Multi-Sector Income Fund from 2011 to Present; Director, Virtus Total Return Fund from 2012 to Present.
Gregory S. Sellers (54) 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (June 2009 to Present); Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to June 2009).	20	None
Steve E. Moss (60) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	20	None
H. Alexander Holmes (71) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	20	None
INTERESTED TRUSTEES
David B. Perkins (51) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and President*	Indefinite Term since 2009	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer and Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) (2003 to Present).	20	None
*	Mr. Perkins is an “interested” Trustee because of his affiliation with the Advisor.

**
The term “fund complex” refers to (i) the Trust (consisting of five funds), (ii) the Underlying Funds Trust (consisting of five funds), the investment advisor of which is Hatteras Alternative Mutual Funds, (iii) Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC, Hatteras VC Co-Investment Fund II, LLC, and HCIM Trust (consisting of two funds), the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (iv) Hatteras Core Alternatives TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., the investment advisor for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.

Fund Management

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years
OFFICERS
Robert Lance Baker (41) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer	Indefinite Term since 2009	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.
J. Michael Fields (40) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Secretary	Indefinite Term since 2009	Mr. Fields is Chief Operating Officer of Hatteras Funds and has been employed by Hatteras Funds since its inception in September 2003.
Andrew P. Chica (38) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer	Indefinite Term since 2009
Mr. Chica joined Hatteras Funds in November 2007 and became the Chief Compliance Officer of Hatteras Funds and each of the funds in the Fund Complex in 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer of U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)

The Independent Trustees of the Board of Trustees (the “Independent Trustees”) of Underlying Funds Trust (the “Trust”), i.e., those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, met in person on November 15, 2013, and November 21, 2013, and voted to approve new certain Sub-Advisory Agreements (the “Sub-Advisory Agreements”) and Trading Advisory Agreements (the “Trading Advisory Agreements”) among the Trust, on behalf of its series (the “Portfolios”), Scotland Acquisition, LLC d/b/a Hatteras Funds, LLC (“Purchaser”) and the respective Sub-Advisers and Trading Advisers. The Independent Trustees received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Independent Trustees under the Investment Company Act of 1940 in approving advisory agreements.

The Independent Trustees evaluated the quality of services expected to be provided by the sub-advisors to the Funds and the total compensation proposed to be paid to the sub-advisors.  The Independent Trustees gave equal consideration to all factors deemed to be relevant to the Funds, including, but not limited to the following: (i) the overall historical investment performances of the sub-advisors; (ii) the nature, scope and quality of the services to be provided by the sub-advisors; (iii) the costs of the services to be provided by the sub-advisors and the structure of the sub-advisors’ fees; (iv) the extent to which economies of scale would be realized as an Underlying Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and (v) the profits to be realized by the sub-advisors and its affiliates from the relationship with the Underlying Funds.

None of these factors was determinative in the Independent Trustees’ decision to approve the Sub-Advisory Agreements and the Trading Agreement, but each was a factor in the Independent Trustees’ consideration.

The Independent Trustees next assessed the overall quality of services to be provided by the sub-advisors.  The Independent Trustees considered the sub-advisors’ specific responsibilities in all aspects of day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at the sub-advisors involved in the day-to-day portfolio activities.  The Independent Trustees then concluded that the sub-advisors would have sufficient quality and depth of personnel, resources and investment methods essential to performing their duties under the sub-advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

Regarding each of the Sub-Advisers and Trading Advisers, the Independent Trustees considered, among other things, the following:

Apis Capital Advisors, LLC (“Apis”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of Apis’ long/short investment processes within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees assessed the overall quality of services to be provided by Apis to the Long/Short Equity Portfolio, respectively.  The Independent Trustees considered Apis’ specific responsibilities in all aspects of day-to-day portfolio management of the Long/Short Equity Portfolio, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at Apis involved in the day-to-day portfolio activities of the Long/Short Equity Portfolio.  The Independent Trustees then concluded that Apis would have sufficient quality and depth of personnel, resources and investment methods essential to performing their duties under the sub-advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Apis.

Coe Capital Management (“Coe”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of Coe’s fundamental, long/short equity strategy within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Coe’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees also noted that the Advisor was not aware of any regulatory or compliance issues with regard to Coe.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)
ISF Capital Management LLC (“ISF”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of ISF’s investment processes within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Independent Trustees also considered that ISF is a stable and profitable firm with good growth prospects.   The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that ISF’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to ISF.

KeyPoint Capital Management, LLC (“KeyPoint”), a Sub-Adviser to the Long/Short Equity Portfolio:  The Independent Trustees considered the favorable portfolio fit of KeyPoint’s real estate equity strategy within the current strategies employed by the Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that KeyPoint registered with the SEC as an investment adviser in 2012.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that KeyPoint’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to KeyPoint.

OMT Capital Management, LLC (“OMT”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of OMT’s investment processes within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that OMT is a stable and profitable firm with good growth prospects.   The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that OMT’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to OMT.

Tamarack Capital Management, LLC (“Tamarack”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of Tamarack’s investment processes within the current strategies employed by the Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Tamarack will provide the Portfolio with exposure to the healthcare sector and that Tamarack’s portfolio manager, Justin J. Ferayorni, has a background in the healthcare sector as an analyst and portfolio manager.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Tamarack’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Tamarack.

FrontFour Capital Group, LLC (“FrontFour”), a Sub-Adviser to the Event Driven Portfolio: The Independent Trustees considered the merits of the investment team at FrontFour and the benefits of its investment strategy to the Portfolio.  The Independent Trustees concluded that, in light of current circumstances, FrontFour continued to contribute favorably to the Portfolio.  The Independent Trustees noted FrontFour’s financial soundness and consistent responsiveness to requests by the Adviser and the fact that its policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each continued to be satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to FrontFour

Gabelli Asset Management Company (“GAMCO”), a Sub-Adviser to the Event Driven Portfolio: The Independent Trustees considered the favorable portfolio fit of GAMCO’s event driven investment processes within the current strategies employed by the Event Driven Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that GAMCO is well established with resources of a larger firm.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that GAMCO’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to GAMCO.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)

Mountaineer Partners Management, LLC (“Mountaineer”), a Sub-Adviser to the Event Driven Portfolio: The Independent Trustees considered the favorable portfolio fit of Mountaineers’s fundamental investment strategy within the current strategies employed by the Event Driven Portfolio and that Mountaineer would provide diversification to the event driven and value investing strategies that are not currently represented. The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Mountaineer’s policies and procedures, overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that Mountaineer had sufficient quality and depth of personnel, resources and investment methods essential to performing their duties under the sub-advisory agreement and that the nature, overall quality, and extent of the sub-advisory services were satisfactory.

White Oak Global Advisors, LLC (“White Oak”), a Sub-Adviser to the Event Driven Portfolio: The Independent Trustees considered the favorable portfolio fit of White Oak’s event driven strategy within the current strategies employed by the Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that White Oak has a track record of just over a year, but that the portfolio managers who will be managing the Portfolio’s assets have a longer history at a prior firm.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that White Oak’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to White Oak.

Chartwell Investment Partners (“Chartwell”), a Sub-Adviser to the Market Neutral Portfolio: The Independent Trustees considered the favorable portfolio fit of Chartwell’s long/short investment processes within the current strategies employed by the Market Neutral Portfolio and its potential contribution to the Portfolio’s overall performance. The Independent Trustees also considered that Chartwell is well established with resources of a larger firm.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Chartwell’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Chartwell.

Inflection Partners, LLC (“Inflection”), a Sub-Adviser to the Market Neutral Portfolio: The Independent Trustees considered the favorable portfolio fit of Inflection’s fundamental driven market neutral investment processes within the current strategies employed by the Underlying Funds and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that, although not yet profitable, Inflection is a stable firm with good growth prospects.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Inflection’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Inflection.

Nicholas Investment Partners, L.P. (“Nicholas”), a Sub-Adviser to the Market Neutral portfolio: The Independent Trustees considered Nicholas’ portfolio fit as a core allocation in Relative Value.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Nicholas’ policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Nicholas.

MeehanCombs, LP (“MeehanCombs”), a Sub-Adviser to the Relative Value Portfolio: The Independent Trustees considered the favorable portfolio fit of MeehanCombs’ opportunistic long/short credit hedge strategy focused on Europe within the current strategies employed by the Portfolio and its potential contribution to the Portfolio’s overall performance. The Independent Trustees also considered that MeehanCombs has a track record based on its management of multiple private funds. The Independent Trustees expressed their satisfaction with MeehanCombs’ presentation and responses to all of the Independent Trustees’ questions. The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that MeehanCombs’ policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that MeehanCombs had sufficient quality and depth of personnel, resources and investment methods essential to performing their duties under the sub-advisory agreement and that the nature, overall quality, and extent of the sub-advisory services were satisfactory.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)

Phoenix Investment Adviser, LLC (“Phoenix”), a Sub-Adviser to the Relative Value – Long/Short Debt Portfolio: The Independent Trustees considered the favorable portfolio fit of Phoenix’s investment strategy in the Relative Value – Long/Short Debt Portfolio, and would provide diversification to investment strategies that are not currently represented. The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Phoenix’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Phoenix.

Raven Rock Capital, LLC (“Raven Rock”), a Sub-Adviser to the Relative Value – Long/Short Debt Portfolio: The Independent Trustees considered the favorable portfolio fit of Raven Rock’s multi-strategy investment processes within the current strategies employed by the Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Raven Rock is a stable firm with near break-even profitability and good growth prospects.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Raven Rock’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Raven Rock.

Amundi Smith Breeden, LLC (“Smith Breeden”), a Sub-Adviser to the Relative Value - Long/Short Debt Portfolio: The Independent Trustees considered Smith Breeden’s portfolio fit as a core allocation in Relative Value.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Smith Breeden’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Smith Breeden.

Sound Point Capital Management (“Sound Point”), a Sub-Adviser to the Relative Value - Long/Short Debt Portfolio: The Independent Trustees considered the favorable portfolio fit of Sound Point’s fundamental and research intensive investment process within the current strategies employed by the Relative Value – Long/Short Debt Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Sound Point is a smaller, emerging firm, but that it is backed by a larger firm which provides it with stability.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Sound Point’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Sound Point.

Dominion Capital Management, Inc. (“Dominion”), a Trading Adviser to the Managed Futures Strategies Portfolio: The Independent Trustees considered the favorable portfolio fit of Dominion’s investment strategy within the current strategies employed by the Portfolio and its potential contribution to the Funds’ overall performance.  The Independent Trustees also considered that Dominion is registered as a CTA.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Dominion’s policies and procedures regarding its trading activities, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Dominion.

Northfield Trading, LP (“Northfield”), a Trading Adviser to the Managed Futures Strategies Portfolio: The Independent Trustees considered the favorable portfolio fit of Northfield’s investment strategy within the current strategies employed by the Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Northfield is registered as a CTA.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Northfield’s policies and procedures regarding its trading activities, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Northfield.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)

Revolution Capital Management, LLC (“Revolution”), a Trading Adviser to the Managed Futures Strategies Portfolio: The Independent Trustees considered the favorable portfolio fit of Revolution’s systematic short to intermediate term time frame strategy within the current strategies employed by the Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Revolution has been registered as a CTA since 2004.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Revolution’s policies and procedures regarding its trading activities, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Revolution.

The Independent Trustees then turned to a more focused review of the cost of services and the structure of the Sub-Advisory and Trading Advisory fees.  The Advisor noted that the Sub-Advisory and Trading Advisory fees will be paid out of the Purchaser’s fee.

The Independent Trustees concluded that the nature and scope of the services to be provided was reasonable and appropriate in relation to each of the Sub-Advisory and Trading Advisory fees.

Based on the factors discussed above, the Independent Trustees approved each Sub-Advisory Agreement and Trading Advisory Agreement.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Underlying Funds Trust:

We have audited the accompanying statements of assets and liabilities of Event Driven, Long/Short Equity, Market Neutral, Relative Value – Long/Short Debt, and Managed Future Strategies, each a series of the Underlying Funds Trust, including the schedules of investments, as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended (periods from September 28, 2011 to December 31, 2013 for Managed Futures Strategies. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Event Driven, Long/Short Equity, Market Neutral, Relative Value – Long/Short Debt, and Managed Future Strategies as of December 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Milwaukee, WI
March 3, 2014

PRIVACY POLICY

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●           Social Security number
●           account balances
●           account transactions
●           transaction history
●           wire transfer instructions
●           checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 919.846.2324 or go to www.hatterasfunds.com

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

■      open an account
■      provide account information
■      give us your contact information
■      make a wire transfer
■      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes – information about your creditworthiness
■      affiliates from using your information to market to you
■      sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control.

They can be financial and nonfinancial companies.

■      Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC,  registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Core Alternatives 3(c)(1) Fund, L.P., Hatteras Core Alternatives Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Hatteras Funds doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust and HCIM Trust.

Investment Advisor
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

Distributor
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

Legal Counsel
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

Independent Registered Public Accounting Firm
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

Toll Free Telephone Number:
1-877-569-2382

The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2013, is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

This report must be accompanied or preceded by
the Funds’ current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has made amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there are audit committee financial experts serving on its audit committee.  Joseph E. Breslin, H. Alexander Holmes, Steve E. Moss, and Gregory S. Sellers are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2013	FYE 12/31/2012
Audit Fees	$160,000	$152,000
Audit-Related Fees	None	None
Tax Fees	$33,855	$25,550
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2013	FYE 12/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2013	FYE 12/31/2012
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds Trust

By (Signature and Title)  /s/ David B. Perkins
                                            David B. Perkins, Chief Executive Officer

Date  March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ David B. Perkins
                                            David B. Perkins, Chief Executive Officer

Date  March 10, 2014

By (Signature and Title) /s/ Lance Baker
                                           Lance Baker, Chief Financial Officer and Treasurer

Date  March 10, 2014